File  333-183084
                                                                    Rule 497(b)

                  Dow(R) Target 5 4Q '12 - Term 1/9/14
                 Dow(R) Target Dvd. 4Q '12 - Term 1/9/14
                  Global Target 15 4Q '12 - Term 1/9/14
                Nasdaq(R) Target 15 4Q '12 - Term 1/9/14
              NYSE(R) Intl. Target 25 4Q '12 - Term 1/9/14
                   S&P Target 24 4Q '12 - Term 1/9/14
                 S&P Target SMid 60 4Q '12 - Term 1/9/14
                    Target 50/50 4Q '12 - Term 1/9/14
                 Target Divsd. Dvd. 4Q '12 - Term 1/9/14
              Target Dvd. Multi-Strat. 4Q '12 - Term 1/9/14
                  Target Dbl. Play 4Q '12 - Term 1/9/14
                   Target Focus 5 4Q '12 - Term 1/9/14
             Target Global Dvd. Leaders 4Q '12 - Term 1/9/14
                   Target Growth 4Q '12 - Term 1/9/14
               Target VIP Cons. Eqty. 4Q '12 - Term 1/9/14
              Value Line(R) Target 25 4Q '12 - Term 1/9/14

                                 FT 3729

FT 3729 is a series of a unit investment trust, the FT Series. FT 3729 consists of 16 separate portfolios listed above (each, a "Trust," and collectively, the "Trusts"). Each Trust invests in a portfolio of common stocks ("Securities") selected by applying a specialized strategy. Each Trust seeks above-average total return.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-1675

               The date of this prospectus is September 28, 2012
                       As amended October 1, 2012

                               Table of Contents

Summary of Essential Information                                 3
Fee Table                                                        9
Report of Independent Registered Public Accounting Firm         13
Statements of Net Assets                                        14
Schedules of Investments                                        20
The FT Series                                                   51
Portfolios                                                      52
Risk Factors                                                    61
Hypothetical Performance Information                            66
Public Offering                                                 72
Distribution of Units                                           74
The Sponsor's Profits                                           76
The Secondary Market                                            76
How We Purchase Units                                           76
Expenses and Charges                                            76
Tax Status                                                      77
Retirement Plans                                                84
Rights of Unit Holders                                          84
Income and Capital Distributions                                84
Redeeming Your Units                                            85
Investing in a New Trust                                        87
Removing Securities from a Trust                                87
Amending or Terminating the Indenture                           88
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator                      89
Other Information                                               90

                    Summary of Essential Information

                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.


                                                                             The Dow (R)      The Dow (R)         Global
                                                                              Target 5      Target Dividend     Target 15
                                                                           Portfolio, 4th   Portfolio, 4th    Portfolio, 4th
                                                                            Quarter 2012     Quarter 2012      Quarter 2012
                                                                               Series           Series            Series
                                                                           ______________   ______________    ______________
Initial Number of Units (1)                                                     17,863           17,338           17,960
Fractional Undivided Interest in the Trust per Unit (1)                       1/17,863         1/17,338         1/17,960
Public Offering Price:
Public Offering Price per Unit (2)                                           $  10.000        $  10.000        $  10.000
   Less Initial Sales Charge per Unit (3)                                        (.100)           (.100)           (.100)
                                                                             _________        _________        _________
Aggregate Offering Price Evaluation of Securities per Unit (4)                   9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                       (.145)           (.145)           (.145)
                                                                             _________        _________        _________
Redemption Price per Unit (5)                                                    9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                            (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                         (.035)           (.035)           (.035)
                                                                             _________        _________        _________
Net Asset Value per Unit                                                     $   9.670        $   9.670        $   9.670
                                                                             =========        =========        =========

Tax Status (6)                                                             Grantor Trust    Grantor Trust     Grantor Trust
Distribution Frequency (7)                                                   Monthly           Monthly           Monthly
Initial Distribution Date (7)                                            October 25, 2012   October 25, 2012  October 25, 2012
Estimated Net Annual Distribution per Unit (8)                               $   .3657        $   .3531        $   .4940
Cash CUSIP Number                                                           30280L 101       30280L 150       30280L 200
Reinvestment CUSIP Number                                                   30280L 119       30280L 168       30280L 218
Fee Accounts Cash CUSIP Number                                              30280L 127       30280L 176       30280L 226
Fee Accounts Reinvestment CUSIP Number                                      30280L 135       30280L 184       30280L 234
FTPS CUSIP Number                                                           30280L 143       30280L 192       30280L 242
Pricing Line Product Code                                                       080545           080617           080642
Ticker Symbol                                                                   FWANZX           FQBRSX           FHYMGX

First Settlement Date                                        October 3, 2012
Mandatory Termination Date (9)                               January 9, 2014

____________

See "Notes to Summary of Essential Information" on page 8.


                    Summary of Essential Information

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.


                                                                              NYSE (R)
                                                          Nasdaq (R)        International           S&P               S&P
                                                           Target 15          Target 25          Target 24       Target SMid 60
                                                        Portfolio, 4th     Portfolio, 4th     Portfolio, 4th     Portfolio, 4th
                                                         Quarter 2012       Quarter 2012       Quarter 2012       Quarter 2012
                                                            Series             Series             Series             Series
                                                        ______________     ______________     ______________     _______________
Initial Number of Units (1)                                   13,229            14,600            15,558             12,724
Fractional Undivided Interest in the Trust per Unit (1)     1/13,229          1/14,600          1/15,558           1/12,724
Public Offering Price:
Public Offering Price per Unit (2)                        $   10.000        $   10.000        $   10.000         $   10.000
   Less Initial Sales Charge per Unit (3)                      (.100)            (.100)            (.100)             (.100)
                                                          __________        __________        __________         __________
Aggregate Offering Price Evaluation of Securities per          9.900             9.900             9.900              9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                     (.145)            (.145)            (.145)             (.145)
                                                          __________        __________        __________         __________
Redemption Price per Unit (5)                                  9.755             9.755             9.755              9.755
    Less Creation and Development Fee per Unit (3)(5)          (.050)            (.050)            (.050)             (.050)
    Less Organization Costs per Unit (5)                       (.039)            (.039)            (.035)             (.035)
                                                          __________        __________        __________         __________
Net Asset Value per Unit                                  $    9.666        $    9.666        $    9.670         $    9.670
                                                          ==========        ==========        ==========         ==========

Tax Status (6)                                          Grantor Trust            RIC          Grantor Trust            RIC
Distribution Frequency (7)                                 Monthly             Monthly           Monthly           Semi-Annual
Initial Distribution Date (7)                          October 25, 2012    October 25, 2012  October 25, 2012   December 25, 2012
Estimated Net Annual Distribution per Unit (8)            $    .0853        $    .3142        $    .1768         $    .0933
Cash CUSIP Number                                         30280L 259        30280L 309        30280L 358         30280L 705
Reinvestment CUSIP Number                                 30280L 267        30280L 317        30280L 366         30280L 713
Fee Accounts Cash CUSIP Number                            30280L 275        30280L 325        30280L 374         30280L 721
Fee Accounts Reinvestment CUSIP Number                    30280L 283        30280L 333        30280L 382         30280L 739
FTPS CUSIP Number                                         30280L 291        30280L 341        30280L 390         30280L 747
Pricing Line Product Code                                     080550            080647            080652             080488
Ticker Symbol                                                 FELUBX            FGZDIX            FWKPAX             FZEIRX

First Settlement Date                                        October 3, 2012
Mandatory Termination Date (9)                               January 9, 2014

____________

See "Notes to Summary of Essential Information" on page 8.


                    Summary of Essential Information

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                Target
                                                                              Diversified     Target Dividend    Target Double
                                                           Target 50/50        Dividend       Multi-Strategy         Play
                                                          Portfolio, 4th    Portfolio, 4th    Portfolio, 4th    Portfolio, 4th
                                                           Quarter 2012      Quarter 2012      Quarter 2012      Quarter 2012
                                                              Series            Series            Series            Series
                                                          ______________    ______________    _______________   ______________
Initial Number of Units (1)                                    46,409             16,466             29,450              14,663
Fractional Undivided Interest in the Trust per Unit (1)      1/46,409           1/16,466           1/29,450            1/14,663
Public Offering Price:
Public Offering Price per Unit (2)                         $   10.000         $   10.000         $   10.000          $   10.000
   Less Initial Sales Charge per Unit (3)                       (.100)             (.100)             (.100)              (.100)
                                                           __________         __________         __________          __________
Aggregate Offering Price Evaluation of Securities per           9.900              9.900              9.900               9.900
  Unit (4)
   Less Deferred Sales Charge per Unit (3)                      (.145)             (.145)             (.145)              (.145)
                                                           __________         __________         __________          __________
Redemption Price per Unit (5)                                   9.755              9.755              9.755               9.755
    Less Creation and Development Fee per Unit (3)(5)           (.050)             (.050)             (.050)              (.050)
    Less Organization Costs per Unit (5)                        (.035)             (.029)             (.035)              (.029)
                                                           __________         __________         __________          __________
Net Asset Value per Unit                                   $    9.670         $    9.676         $    9.670          $    9.676
                                                           ==========         ==========         ==========          ==========

Tax Status (6)                                                RIC                  RIC                 RIC                 RIC
Distribution Frequency (7)                                  Monthly              Monthly             Monthly             Monthly
Initial Distribution Date (7)                            October 25, 2012    October 25, 2012   October 25, 2012    October 25, 2012
Estimated Net Annual Distribution per Unit (8)             $    .2630         $    .3856         $    .4362          $    .2329
Cash CUSIP Number                                          30280L 408         30280L 457         30280L 507          30280L 556
Reinvestment CUSIP Number                                  30280L 416         30280L 465         30280L 515          30280L 564
Fee Accounts Cash CUSIP Number                             30280L 424         30280L 473         30280L 523          30280L 572
Fee Accounts Reinvestment CUSIP Number                     30280L 432         30280L 481         30280L 531          30280L 580
FTPS CUSIP Number                                          30280L 440         30280L 499         30280L 549          30280L 598
Pricing Line Product Code                                      080483             080572             080622              080577
Ticker Symbol                                                  FUGHOX             FARIPX             FUNRSX              FKYATX

First Settlement Date                                         October 3, 2012
Mandatory Termination Date (9)                                January 9, 2014

____________

See "Notes to Summary of Essential Information" on page 8.


                        Summary of Essential Information

                                    FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.


                                                                          Target          Target Global          Target
                                                                        Focus Five       Dividend Leaders        Growth
                                                                      Portfolio, 4th      Portfolio, 4th     Portfolio, 4th
                                                                       Quarter 2012        Quarter 2012       Quarter 2012
                                                                          Series              Series             Series
                                                                      ______________     ________________    ______________
Initial Number of Units (1)                                                27,487               17,098             14,565
Fractional Undivided Interest in the Trust per Unit (1)                  1/27,487             1/17,098           1/14,565
Public Offering Price:
Public Offering Price per Unit (2)                                     $   10.000           $   10.000         $   10.000
   Less Initial Sales Charge per Unit (3)                                   (.100)               (.100)             (.100)
                                                                       __________           __________         __________
Aggregate Offering Price Evaluation of Securities per Unit (4)              9.900                9.900              9.900
   Less Deferred Sales Charge per Unit (3)                                  (.145)               (.145)             (.145)
                                                                       __________           __________         __________
Redemption Price per Unit (5)                                               9.755                9.755              9.755
    Less Creation and Development Fee per Unit (3)(5)                       (.050)               (.050)             (.050)
    Less Organization Costs per Unit (5)                                    (.035)               (.014)             (.035)
                                                                       __________           __________         __________
Net Asset Value per Unit                                               $    9.670           $    9.670         $    9.691
                                                                       ==========           ==========         ==========

Tax Status (6)                                                            RIC                 RIC                  RIC
Distribution Frequency (7)                                            Semi-Annual            Monthly           Semi-Annual
Initial Distribution Date (7)                                       December 25, 2012    October 25, 2012    December 25, 2012
Estimated Net Annual Distribution per Unit (8)                         $    .1959           $    .5794         $    .1153
Cash CUSIP Number                                                      30280L 754           30280L 606         30280L 804
Reinvestment CUSIP Number                                              30280L 762           30280L 614         30280L 812
Fee Accounts Cash CUSIP Number                                         30280L 770           30280L 622         30280L 820
Fee Accounts Reinvestment CUSIP Number                                 30280L 788           30280L 630         30280L 838
FTPS CUSIP Number                                                      30280L 796           30280L 648         30280L 846
Pricing Line Product Code                                                  080592               080582             080657
Ticker Symbol                                                              FDOBAX               FEMPRX             FSHCMX

First Settlement Date                                         October 3, 2012
Mandatory Termination Date (9)                                January 9, 2014

____________

See "Notes to Summary of Essential Information" on page 8.


                    Summary of Essential Information

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                     Target VIP            Value Line(R)
                                                                                 Conservative Equity         Target 25
                                                                                   Portfolio, 4th          Portfolio, 4th
                                                                                    Quarter 2012            Quarter 2012
                                                                                       Series                  Series
                                                                                 ___________________      _______________
Initial Number of Units (1)                                                            43,478                   17,232
Fractional Undivided Interest in the Trust per Unit (1)                              1/43,478                 1/17,232
Public Offering Price:
Public Offering Price per Unit (2)                                                 $   10.000               $   10.000
   Less Initial Sales Charge per Unit (3)                                               (.100)                   (.100)
                                                                                   __________               ___________
Aggregate Offering Price Evaluation of Securities per Unit (4)                          9.900                    9.900
   Less Deferred Sales Charge per Unit (3)                                              (.145)                   (.145)
                                                                                   __________               ___________
Redemption Price per Unit (5)                                                           9.755                    9.755
    Less Creation and Development Fee per Unit (3)(5)                                   (.050)                   (.050)
    Less Organization Costs per Unit (5)                                                (.035)                   (.022)
                                                                                   __________               ___________
Net Asset Value per Unit                                                           $    9.670               $    9.683
                                                                                   ==========               ===========

Tax Status (6)                                                                          RIC                 Grantor Trust
Distribution Frequency (7)                                                          Semi-Annual                Monthly
Initial Distribution Date (7)                                                    December 25, 2012         October 25, 2012
Estimated Net Annual Distribution per Unit (8)                                     $    .1875               $    .1154
Cash CUSIP Number                                                                  30280K 608               30280L 655
Reinvestment CUSIP Number                                                          30280K 616               30280L 663
Fee Accounts Cash CUSIP Number                                                     30280K 624               30280L 671
Fee Accounts Reinvestment CUSIP Number                                             30280K 632               30280L 689
FTPS CUSIP Number                                                                  30280K 640               30280L 697
Pricing Line Product Code                                                              080540                   080587
Ticker Symbol                                                                          FBDGAX                   FWODPX

First Settlement Date                                         October 3, 2012
Mandatory Termination Date (9)                                January 9, 2014

____________

See "Notes to Summary of Essential Information" on page 8.

Page 7


                NOTES TO SUMMARY OF ESSENTIAL INFORMATION

(1) As of the Evaluation Time on October 1, 2012, we may adjust the number of Units of a Trust so that the Public Offering Price per Unit will equal approximately $10.00. If we make such an adjustment, the fractional undivided interest per Unit will vary from the amounts indicated above.

(2) The Public Offering Price shown above reflects the value of the Securities on the business day prior to the Initial Date of Deposit. No investor will purchase Units at this price. The price you pay for your Units will be based on their valuation at the Evaluation Time on the date you purchase your Units. On the Initial Date of Deposit, the Public Offering Price per Unit will not include any accumulated dividends on the Securities. After this date, a pro rata share of any accumulated dividends on the Securities will be included.

(3) You will pay a maximum sales charge of 2.95% of the Public Offering Price per Unit (equivalent to 2.98% of the net amount invested) which consists of an initial sales charge, a deferred sales charge and a creation and development fee. The sales charges are described in the "Fee Table."

(4) Each listed Security is valued at its last closing sale price on the relevant stock exchange at the Evaluation Time on the business day prior to the Initial Date of Deposit. If a Security is not listed, or if no closing sale price exists, it is generally valued at its closing ask price on such date. See "Public Offering-The Value of the Securities." The value of foreign Securities trading in non-U.S. currencies is determined by converting the value of such Securities to their U.S. dollar equivalent based on the currency exchange rate for the currency in which a Security is generally denominated at the Evaluation Time on the business day prior to the Initial Date of Deposit. Evaluations for purposes of determining the purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which it is open (the "Evaluation Time").

(5) The creation and development fee and estimated organization costs per Unit will be deducted from the assets of a Trust at the end of the initial offering period. If Units are redeemed prior to the close of the initial offering period, these fees will not be deducted from the redemption proceeds. See "Redeeming Your Units."

(6) See "Tax Status."

(7) For Trusts that are structured as grantor trusts, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month. However, the Trustee will not distribute money if the aggregate amount in the Income and Capital Accounts, exclusive of sale proceeds, equals less than 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, exceeds 0.1% of the net asset value of a Trust. Sale proceeds will be distributed if the amount available for distribution equals at least $1.00 per 100 Units. For Trusts that intend to qualify as regulated investment companies ("RICs") and that make monthly distributions, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of each month to Unit holders of record on the tenth day of each month. For Trusts that intend to qualify as RICs and that make semi-annual distributions, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of June and December to Unit holders of record on the tenth day of such months. However, the Trustee will only distribute money in the Capital Account if the amount available for distribution from that account equals at least $1.00 per 100 Units. In any case, the Trustee will distribute any funds in the Capital Account in December of each year. For all Trusts, upon termination of a Trust, amounts in the Income and Capital Accounts will be distributed to remaining Unit holders.

(8) We base our estimate of the dividends a Trust will receive from the Securities by annualizing the most recent dividends declared by the issuers of the Securities (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend). There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. Due to this, and various other factors, actual dividends received from the Securities may be less than their most recent annualized dividends. In this case, the actual net annual distribution you receive will be less than the estimated amount set forth above. The actual net annual distribution per Unit you receive will also vary from that set forth above with changes in a Trust's fees and expenses, currency exchange rates, foreign withholding and with the sale of Securities. See "Fee Table" and "Expenses and Charges."

(9) See "Amending or Terminating the Indenture."


                                   Fee Table

This Fee Table describes the fees and expenses that you may, directly or indirectly, pay if you buy and hold Units of a Trust. See "Public
Offering" and "Expenses and Charges." Although the Trusts have a term of approximately 15 months and are unit investment trusts rather than mutual funds, this information allows you to compare fees.

                                                               The Dow(R)                       The Dow(R)
                                                           Target 5 Portfolio            Target Dividend Portfolio
                                                         4th Quarter 2012 Series          4th Quarter 2012 Series
                                                         -----------------------          -----------------------
                                                                     Amount                             Amount
                                                                     per Unit                           per Unit
                                                                     --------                           --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                                 1.00%(a)     $.100                1.00%(a)      $.100
   Deferred sales charge                                1.45%(b)     $.145                1.45%(b)      $.145
   Creation and development fee                         0.50%(c)     $.050                0.50%(c)      $.050
                                                        -----        ------               -----         ------
   Maximum sales charge
   (including creation and development fee)             2.95%        $.295                2.95%         $.295
                                                        =====        ======               =====         ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                         .350%(d)     $.0350               .350%(d)      $.0350
                                                        =====        ======               =====         ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
       administrative, evaluation and
       FTPS Unit servicing fees                         .060%        $.0060               .060%         $.0060
   Trustee's fee and other operating expenses           .144%(f)     $.0144               .144%(f)      $.0144
                                                        -----        ------               -----         ------
   Total                                                .204%        $.0204               .204%         $.0204
                                                        =====        ======               =====         ======

                                                          Global                Nasdaq(R) Target 15         NYSE(R) International
                                                     Target 15 Portfolio             Portfolio                Target 25 Portfolio
                                                   4th Quarter 2012 Series     4th Quarter 2012 Series     4th Quarter 2012 Series
                                                   -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                            1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
   Deferred sales charge                           1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
   Creation and development fee                    0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
   Maximum sales charge
   (including creation and development fee)        2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======
ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                    .350%(d)     $.0350         .390%(d)     $.0390         .390%(d)     $.0390
                                                   =====        ======         =====        ======         =====        ======
ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
       administrative, evaluation
       and FTPS Unit servicing fees                .060%        $.0060         .060%        $.0060         .060%        $.0060
   Trustee's fee and other operating expenses      .214%(f)     $.0214         .154%(f)     $.0154         .167%(f)     $.0167
                                                   -----        ------         -----        ------         -----        ------
   Total                                           .274%        $.0274         .214%        $.0214         .227%        $.0227
                                                   =====        ======         =====        ======         =====        ======

                                                       S&P Target 24             S&P Target SMid 60             Target 50/50
                                                         Portfolio                   Portfolio                   Portfolio
                                                   4th Quarter 2012 Series     4th Quarter 2012 Series     4th Quarter 2012 Series
                                                   -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                            1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
   Deferred sales charge                           1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
   Creation and development fee                    0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
   Maximum sales charge
   (including creation and development fee)        2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======
ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                    .350%(d)     $.0350         .350%(d)     $.0350         .350%(d)     $.0350
                                                   =====        ======         =====        ======         =====        ======
ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
      administrative, evaluation
      and FTPS Unit servicing fees                 .060%        $.0060         .060%        $.0060         .060%        $.0060
   Trustee's fee and other operating expenses      .164%(f)     $.0164         .172%(f)     $.0172         .318%(f)     $.0318
                                                   -----        ------         -----        ------         -----        ------
   Total                                           .224%        $.0224         .232%        $.0232         .378%        $.0378
                                                   =====        ======         =====        ======         =====        ======

                                                    Target Diversified           Target Dividend             Target Double Play
                                                    Dividend Portfolio        Multi-Strategy Portfolio           Portfolio
                                                   4th Quarter 2012 Series    4th Quarter 2012 Series      4th Quarter 2012 Series
                                                   -----------------------    -----------------------      -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                            1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
   Deferred sales charge                           1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
   Creation and development fee                    0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
   Maximum sales charge
   (including creation and development fee)        2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======
ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                    .290%(d)     $.0290         .350%(d)     $.0350         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======
ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
       administrative, evaluation
       and FTPS Unit servicing fees                .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .127%(f)     $.0127         .442%(f)     $.0442         .192%(f)     $.0192
                                                   -----        ------         -----        ------         -----        ------
Total                                              .187%        $.0187         .502%        $.0502         .252%        $.0252
                                                   =====        ======         =====        ======         =====        ======

                                                     Target Focus Five         Target Global Dividend          Target Growth
                                                         Portfolio                Leaders Portfolio              Portfolio
                                                   4th Quarter 2012 Series     4th Quarter 2012 Series     4th Quarter 2012 Series
                                                   -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                            1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
   Deferred sales charge                           1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
   Creation and development fee                    0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
   Maximum sales charge
   (including creation and development fee)        2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======
ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                    .350%(d)     $.0350         .140%(d)     $.0140         .350%(d)     $.0350
                                                   =====        ======         =====        ======         =====        ======
ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
       administrative, evaluation
       and FTPS Unit servicing fees                .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .544%(f)     $.0544         .127%(f)     $.0127         .127%(f)     $.0127
                                                   -----        ------         -----        ------         -----        ------
Total                                              .604%        $.0604         .187%        $.0187         .187%        $.0187
                                                   =====        ======         =====        ======         =====        ======

                                                                                     Target VIP
                                                                                Conservative Equity              Value Line(R)
                                                                                    Portfolio                Target 25 Portfolio
                                                                                4th Quarter 2012 Series    4th Quarter 2012 Series
                                                                               -----------------------     -----------------------
                                                                                            Amount                      Amount
                                                                                            per Unit                    per Unit
                                                                                            --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
   Initial sales charge                                                        1.00%(a)     $.100           1.00%(a)     $.100
   Deferred sales charge                                                       1.45%(b)     $.145           1.45%(b)     $.145
   Creation and development fee                                                0.50%(c)     $.050           0.50%(c)     $.050
                                                                               -----        ------          -----        ------
   Maximum sales charge
   (including creation and development fee)                                    2.95%        $.295           2.95%        $.295
                                                                               =====        ======          =====        ======
ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
   Estimated organization costs                                                .350%(d)     $.0350          .220%(d)     $.0220
                                                                               =====        ======          =====        ======
ESTIMATED ANNUAL TRUST OPERATING EXPENSES(e)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Portfolio supervision, bookkeeping,
       administrative, evaluation
       and FTPS Unit servicing fees                                            .060%        $.0060          .060%        $.0060
Trustee's fee and other operating expenses                                     .504%(f)     $.0504          .214%(f)     $.0214
                                                                               -----        ------          -----        ------
Total                                                                          .564%        $.0564          .274%        $.0274
                                                                               =====        ======          =====        ======

                                 Example

This example is intended to help you compare the cost of investing in a Trust with the cost of investing in other investment products. The example assumes that you invest $10,000 in a Trust, the principal amount and distributions are rolled every 15 months into a New Trust and you are subject to a reduced transactional sales charge. The example also assumes a 5% return on your investment each year and that your Trust's, and each New Trust's, operating expenses stay the same. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you roll your proceeds from one trust to the next for the periods shown, would be:


                                                                            1 Year     3 Years    5 Years    10 Years
                                                                            ______     _______    _______    ________
The Dow(R) Target 5 Portfolio, 4th Quarter 2012 Series                      $350       $865       $1,154     $2,371
The Dow(R) Target Dividend Portfolio, 4th Quarter 2012 Series                350        865        1,154      2,371
Global Target 15 Portfolio, 4th Quarter 2012 Series                          357        886        1,190      2,443
Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series                       355        880        1,175      2,413
NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series           357        884        1,182      2,427
S&P Target 24 Portfolio, 4th Quarter 2012 Series                             352        871        1,164      2,391
S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series                        353        873        1,168      2,400
Target 50/50 Portfolio, 4th Quarter 2012 Series                              368        917        1,242      2,548
Target Diversified Dividend Portfolio, 4th Quarter 2012 Series               343        842        1,122      2,305
Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series            380        954        1,304      2,673
Target Double Play Portfolio, 4th Quarter 2012 Series                        349        861        1,155      2,372
Target Focus Five Portfolio, 4th Quarter 2012 Series                         390        984        1,355      2,775
Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series            328        797        1,062      2,183
Target Growth Portfolio, 4th Quarter 2012 Series                             349        860        1,146      2,353
Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series            386        972        1,335      2,735
Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series                   344        847        1,138      2,338

If you elect not to roll your proceeds from one trust to the next, your costs will be limited by the number of years your proceeds are invested, as set forth above.

_____________

(a) The combination of the initial and deferred sales charge comprises what we refer to as the "transactional sales charge." The initial sales charge is actually equal to the difference between the maximum sales charge of 2.95% and the sum of any remaining deferred sales charge and creation and development fee.

(b) The deferred sales charge is a fixed dollar amount equal to $.145 per Unit which, as a percentage of the Public Offering Price, will vary over time. The deferred sales charge will be deducted in three monthly installments commencing January 18, 2013.

(c) The creation and development fee compensates the Sponsor for creating and developing the Trusts. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period, which is expected to be approximately three months from the Initial Date of Deposit. If the price you pay for your Units exceeds $10 per Unit, the creation and development fee will be less than 0.50%; if the price you pay for your Units is less than $10 per Unit, the creation and development fee will exceed 0.50%.

(d) Estimated organization costs will be deducted from the assets of each Trust at the end of the initial offering period. Estimated organization costs are assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(e) Each of the fees listed herein is assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(f) Other operating expenses for certain Trusts include estimated per Unit costs associated with a license fee as described in "Expenses and Charges," but do not include brokerage costs and other portfolio transaction fees for any of the Trusts. In certain circumstances the Trusts may incur additional expenses not set forth above. See "Expenses and Charges."


                             Report of Independent
                       Registered Public Accounting Firm



The Sponsor, First Trust Portfolios L.P., and Unit Holders
FT 3729


We have audited the accompanying statements of net assets, including the schedules of investments, of FT 3729, comprising Dow(R) Target 5 4Q '12 -
 Term 1/9/14 (The Dow(R) Target 5 Portfolio, 4th Quarter 2012 Series); Dow(R) Target Dvd. 4Q '12 - Term 1/9/14 (The Dow(R) Target Dividend Portfolio, 4th, Quarter 2012 Series); Global Target 15 4Q '12 - Term 1/9/14 (Global Target 15 Portfolio, 4th Quarter 2012 Series); Nasdaq(R) Target 15 4Q '12 - Term 1/9/14 (Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series); NYSE(R) Intl. Target 25 4Q '12 - Term 1/9/14 (NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series);
S&P Target 24 4Q '12 - Term 1/9/14 (S&P Target 24 Portfolio, 4th Quarter 2012 Series); S&P Target SMid 60 4Q '12 - Term 1/9/14 (S&P Target SMid
60 Portfolio, 4th Quarter 2012 Series); Target 50/50 4Q '12 - Term
1/9/14 (Target 50/50 Portfolio, 4th Quarter 2012 Series); Target Divsd. Dvd. 4Q '12 - Term 1/9/14 (Target Diversified Dividend Portfolio, 4th Quarter 2012 Series); Target Dvd. Multi-Strat. 4Q '12 - Term 1/9/14 (Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series); Target Dbl. Play 4Q '12 - Term 1/9/14 (Target Double Play Portfolio, 4th Quarter 2012 Series); Target Focus 5 4Q '12 - Term 1/9/14 (Target Focus Five Portfolio, 4th Quarter 2012 Series); Target Global Dvd. Leaders 4Q '12 - Term 1/9/14 (Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series); Target Growth 4Q '12 - Term 1/9/14 (Target Growth Portfolio, 4th Quarter 2012 Series); Target VIP Cons. Eqty. 4Q '12 -
Term 1/9/14 (Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series); and Value Line(R) Target 25 4Q '12 - Term 1/9/14 (Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series) (collectively, the "Trusts"), as of the opening of business on September 28, 2012 (Initial Date of Deposit). These statements of net assets are the responsibility of the Trusts' Sponsor. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets, assessing the accounting principles used and significant estimates made by the Trusts' Sponsor, as well as evaluating the overall presentation of the statements of net assets. Our procedures included confirmation of the irrevocable letter of credit held by The Bank of New York Mellon, the Trustee, and allocated among the Trusts for the purchase of Securities, as shown in the statements of net assets, as of the opening of business on September 28, 2012, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of FT 3729, comprising the above-mentioned Trusts, as of the opening of business on September 28, 2012 (Initial Date of Deposit), in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


Chicago, Illinois
September 28, 2012

                        Statements of Net Assets

                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012


                                                                     The Dow (R)      The Dow (R) Target  Global Target 15
                                                                  Target 5 Portfolio  Dividend Portfolio     Portfolio
                                                                     4th Quarter        4th Quarter        4th Quarter
                                                                     2012 Series        2012 Series        2012 Series
                                                                   _________________   _________________  ________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                     $  176,846           $171,644           $177,801
Less liability for reimbursement to Sponsor
   for organization costs (3)                                              (625)              (607)              (629)
Less liability for deferred sales charge (4)                             (2,590)            (2,514)            (2,604)
Less liability for creation and development fee (5)                        (893)              (867)              (898)
                                                                     __________           ________           ________
Net assets                                                           $  172,738           $167,656           $173,670
                                                                     ==========           ========           ========
Units outstanding                                                        17,863             17,338             17,960
Net asset value per Unit (6)                                         $    9.670           $  9.670           $  9.670

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                $  178,633           $173,378           $179,597
Less maximum sales charge (7)                                            (5,270)            (5,115)            (5,298)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                              (625)              (607)              (629)
                                                                     __________           ________           ________
Net assets                                                           $  172,738           $167,656           $173,670
                                                                     ==========           ========           ========
__________

See "Notes to Statements of Net Assets" on page 19.


                        Statements of Net Assets

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012


                                                    Nasdaq(R)           NYSE(R)            S&P                   S&P
                                                    Target 15         International        Target 24       Target SMid 60
                                                    Portfolio      Target 25 Portfolio    Portfolio           Portfolio
                                                   4th Quarter        4th Quarter        4th Quarter         4th Quarter
                                                   2012 Series        2012 Series        2012 Series         2012 Series
                                                  _____________    ___________________   ____________      _______________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                      $130,965         $144,544           $154,023           $125,964
Less liability for reimbursement to Sponsor
   for organization costs (3)                             (516)            (569)              (545)              (445)
Less liability for deferred sales charge (4)            (1,918)          (2,117)            (2,256)            (1,845)
Less liability for creation and development fee (5)       (661)            (730)              (778)              (636)
                                                      ________         ________           ________           ________
Net assets                                            $127,870         $141,128           $150,444           $123,038
                                                      ========         ========           ========           ========
Units outstanding                                       13,229           14,600             15,558             12,724
Net asset value per Unit (6)                          $  9.666         $  9.666           $  9.670           $  9.670

ANALYSIS OF NET ASSETS
Cost to investors (7)                                 $132,289         $146,004           $155,579           $127,237
Less maximum sales charge (7)                           (3,903)          (4,307)            (4,590)            (3,754)
Less estimated reimbursement to Sponsor
   for organization costs (3)                             (516)            (569)              (545)              (445)
                                                      ________         ________           ________           ________
Net assets                                            $127,870         $141,128           $150,444           $123,038
                                                      ========         ========           ========           ========
__________

See "Notes to Statements of Net Assets" on page 19.


                            Statements of Net Assets

                                    FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012


                                                                                         Target Dividend          Target
                                                  Target 50/50      Target Diversified    Multi-Strategy       Double Play
                                                    Portfolio       Dividend Portfolio      Portfolio           Portfolio
                                                   4th Quarter         4th Quarter         4th Quarter         4th Quarter
                                                   2012 Series         2012 Series         2012 Series         2012 Series
                                                  ____________      __________________   _______________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                      $459,449        $163,012             $291,553             $145,169
Less liability for reimbursement to Sponsor
   for organization costs (3)                           (1,624)           (478)              (1,031)                (425)
Less liability for deferred sales charge (4)            (6,729)         (2,388)              (4,270)              (2,126)
Less liability for creation and development fee         (2,320)           (823)              (1,472)                (733)
(5)
                                                      ________        ________             ________             ________
Net assets                                            $448,776        $159,323             $284,780             $141,885
                                                      ========        ========             ========             ========
Units outstanding                                       46,409          16,466               29,450               14,663
Net asset value per Unit (6)                          $  9.670        $  9.676             $  9.670             $  9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                 $464,091        $164,658             $294,499             $146,636
Less maximum sales charge (7)                          (13,691)         (4,857)              (8,688)              (4,326)
Less estimated reimbursement to Sponsor
   for organization costs (3)                           (1,624)           (478)              (1,031)                (425)
                                                      ________        ________             ________             ________
Net assets                                            $448,776        $159,323             $284,780             $141,885
                                                      ========        ========             ========             ========
__________

See "Notes to Statements of Net Assets" on page 19.


                        Statements of Net Assets

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012



                                                                      Target            Target Global
                                                                    Focus Five         Dividend Leaders            Target
                                                                     Portfolio            Portfolio           Growth Portfolio
                                                                    4th Quarter          4th Quarter            4th Quarter
                                                                    2012 Series          2012 Series            2012 Series
                                                                   _____________       ________________       _________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                    $272,126              $169,270              $144,197
Less liability for reimbursement to Sponsor
   for organization costs (3)                                           (962)                 (239)                 (510)
Less liability for deferred sales charge (4)                          (3,986)               (2,479)               (2,112)
Less liability for creation and development fee (5)                   (1,374)                 (855)                 (728)
                                                                    ________              ________              ________
Net assets                                                          $265,804              $165,697              $140,847
                                                                    ========              ========              ========
Units outstanding                                                     27,487                17,098                14,565
Net asset value per Unit (6)                                        $  9.670              $  9.691              $  9.670

ANALYSIS OF NET ASSETS
Cost to investors (7)                                               $274,875              $170,980              $145,654
Less maximum sales charge (7)                                         (8,109)               (5,044)               (4,297)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                           (962)                 (239)                 (510)
                                                                    ________              ________              ________
Net assets                                                          $265,804              $165,697              $140,847
                                                                    ========              ========              ========
__________

See "Notes to Statements of Net Assets" on page 19.


                        Statements of Net Assets

                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012



                                                                                   Target VIP              Value Line(R)
                                                                                  Conservative Equity       Target 25
                                                                                   Portfolio               Portfolio
                                                                                   4th Quarter             4th Quarter
                                                                                  2012 Series             2012 Series
                                                                                  ___________________     ______________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                                     $430,432              $170,595
Less liability for reimbursement to Sponsor
   for organization costs (3)                                                         (1,522)                  (379)
Less liability for deferred sales charge (4)                                          (6,304)                (2,499)
Less liability for creation and development fee (5)                                   (2,174)                  (862)
                                                                                     ________              ________
Net assets                                                                           $420,432              $166,855
                                                                                     ========              ========
Units outstanding                                                                      43,478                17,232
Net asset value per Unit (6)                                                         $  9.670              $  9.683

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                                $434,780              $172,317
Less maximum sales charge (7)                                                         (12,826)               (5,083)
Less estimated reimbursement to Sponsor for organization costs (3)                     (1,522)                 (379)
                                                                                     ________              ________
Net assets                                                                           $420,432              $166,855
                                                                                     ========              ========

__________

See "Notes to Statements of Net Assets" on page 19.


Page 18


                    NOTES TO STATEMENTS OF NET ASSETS

The Sponsor is responsible for the preparation of financial statements in accordance with accounting principles generally accepted in the United States which require the Sponsor to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

(1) Each Trust invests in a diversified portfolio of common stocks. Aggregate cost of the Securities listed under "Schedule of Investments" for each Trust is based on their aggregate underlying value. Each Trust has a Mandatory Termination Date of January 9, 2014.

(2) An irrevocable letter of credit for approximately $4,400,000, issued by The Bank of New York Mellon (approximately $200,000 has been allocated to each of The Dow(R) Target 5 Portfolio, 4th Quarter 2012 Series; The Dow(R) Target Dividend Portfolio, 4th Quarter 2012 Series; Global Target 15 Portfolio, 4th Quarter 2012 Series; Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series; NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series; S&P Target 24 Portfolio, 4th Quarter 2012 Series; S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series; Target Diversified Dividend Portfolio, 4th Quarter 2012 Series; Target Double Play Portfolio, 4th Quarter 2012 Series; Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series; Target Growth Portfolio, 4th Quarter 2012 Series; and Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series; and approximately $500,000 has been allocated to each of Target 50/50 Portfolio, 4th Quarter 2012 Series; Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series; Target Focus Five Portfolio, 4th Quarter 2012 Series and Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series), has been deposited with the Trustee as collateral, covering the monies necessary for the purchase of the Securities according to their purchase contracts.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. The per Unit costs have been estimated as set forth in the Fee Table included in this prospectus. A payment will be made at the end of the initial offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs of a Trust are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of such Trust.

(4) Represents the amount of mandatory deferred sales charge distributions of $.145 per Unit, payable to the Sponsor in three approximately equal monthly installments beginning on January 18, 2013 and on the twentieth day of each month thereafter (or if such date is not a business day, on the preceding business day) through March 20, 2013. If Unit holders redeem Units before March 20, 2013 they will have to pay the remaining amount of the deferred sales charge applicable to such Units when they redeem them.

(5) The creation and development fee ($.050 per Unit for each Trust) is payable by a Trust on behalf of Unit holders out of assets of a Trust at the end of a Trust's initial offering period. If Units are redeemed prior to the close of the initial offering period, the fee will not be deducted from the proceeds.

(6) Net asset value per Unit is calculated by dividing a Trust's net assets by the number of Units outstanding. This figure includes organization costs and the creation and development fee, which will only be assessed to Units outstanding at the close of the initial offering period.

(7) The aggregate cost to investors in a Trust includes a maximum sales charge (comprised of an initial and a deferred sales charge and the creation and development fee) computed at the rate of 2.95% of the Public Offering Price (equivalent to 2.98% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee), assuming no reduction of the maximum sales charge as set forth under "Public Offering."


                         Schedule of Investments

         The Dow (R) Target 5 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012


                                                               Percentage
                                                               of Aggregate   Number     Market      Cost of        Current
Ticker Symbol and                                              Offering       of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)                               Price          Shares     Share       the Trust (2)  Yield (3)
________________________________                               ____________   ______     _________   _____________  _________
COMMON STOCKS (100%):
Health Care (40%):
MRK      Merck & Co., Inc.                                       20%            782      $ 45.23     $ 35,370        3.71%
PFE      Pfizer Inc.                                             20%          1,417        24.96       35,368        3.53%
Information Technology (20%):
INTC     Intel Corporation                                       20%          1,533        23.07       35,366        3.90%
Telecommunication Services (40%):
T        AT&T Inc.                                               20%            931        37.99       35,369        4.63%
VZ       Verizon Communications Inc.                             20%            773        45.76       35,373        4.50%
                                                                ____                                 ________
              Total Investments                                 100%                                 $176,846
                                                                ====                                 ========
___________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

      The Dow(R) Target Dividend Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012


                                                                Percentage
                                                                of Aggregate  Number     Market      Cost of        Current
Ticker Symbol and                                               Offering      of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)                                Price         Shares     Share       the Trust (2)   Yield (3)
________________________________                                ____________  ______     _________   _____________  __________
COMMON STOCKS (100%):
Financials (55%):
ALL       The Allstate Corporation                                 5%           216      $ 39.77     $  8,590       2.21%
AF        Astoria Financial Corporation                            5%           858        10.00        8,580       1.60%
BBT       BB&T Corporation                                         5%           259        33.11        8,575       2.42%
CINF      Cincinnati Financial Corporation                         5%           226        37.97        8,581       4.29%
FNB       F.N.B. Corporation                                       5%           753        11.40        8,584       4.21%
FNFG      First Niagara Financial Group, Inc.                      5%         1,061         8.09        8,584       3.96%
FMER      FirstMerit Corporation                                   5%           574        14.96        8,587       4.28%
NYB       New York Community Bancorp, Inc.                         5%           608        14.11        8,579       7.09%
PBCT      People's United Financial Inc.                           5%           706        12.16        8,585       5.26%
TRMK      Trustmark Corporation                                    5%           348        24.66        8,582       3.73%
UBSI      United Bankshares, Inc.                                  5%           345        24.85        8,573       4.99%
Industrials (20%):
BGG       Briggs & Stratton Corporation                            5%           453        18.95        8,584       2.53%
ETN       Eaton Corporation                                        5%           182        47.10        8,572       3.23%
NOC       Northrop Grumman Corporation                             5%           129        66.47        8,575       3.31%
RSG       Republic Services, Inc.                                  5%           314        27.33        8,582       3.44%
Materials (5%):
CMC       Commercial Metals Company                                5%           643        13.34        8,578       3.60%
Utilities (20%):
AEP       American Electric Power Company, Inc.                    5%           196        43.82        8,589       4.29%
FE        FirstEnergy Corp.                                        5%           195        44.06        8,592       4.99%
PNW       Pinnacle West Capital Corporation                        5%           163        52.64        8,580       3.99%
PPL       PPL Corporation                                          5%           300        28.64        8,592       5.03%
                                                                 ____                                ________
               Total Investments                                 100%                                $171,644
                                                                 ====                                ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

           Global Target 15 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                      Percentage                           Cost of
                                                                      of Aggregate   Number    Market      Securities   Current
Ticker Symbol and                                                     Offering       of        Value per   to the       Dividend
Name of Issuer of Securities (1)(4)(5)                                Price          Shares    Share       Trust (2)    Yield (3)
_______________________________                                       ___________    ______    ________    ________     ________
COMMON STOCKS (100.00%):
China (26.68%):
3988 HK       Bank of China Ltd. #                                      6.67%        31,366    $ 0.38      $ 11,853       6.51%
939 HK        China Construction Bank #                                 6.67%        17,179      0.69        11,854       5.44%
386 HK        China Petroleum and Chemical Corporation (Sinopec) #      6.67%        12,729      0.93        11,853       5.11%
1398 HK       Industrial and Commercial Bank of China Ltd. #            6.67%        20,332      0.58        11,854       5.52%
Hong Kong (6.66%):
267 HK        CITIC Pacific Limited #                                   6.66%        10,055      1.18        11,853       4.92%
United Kingdom (33.33%):
BA/ LN        BAE Systems Plc #                                         6.67%         2,231      5.31        11,854       6.48%
LAD LN        Ladbrokes Plc #                                           6.66%         4,196      2.82        11,852       5.24%
EMG LN        Man Group Plc #                                           6.67%         8,652      1.37        11,854      13.82%
RSA LN        Royal & Sun Alliance Insurance Group Plc #                6.67%         6,519      1.82        11,853       9.16%
VOD LN        Vodafone Group Plc #                                      6.66%         4,127      2.87        11,852       5.98%
United States (33.33%):
T             AT&T Inc.                                                 6.67%           312     37.99        11,853       4.63%
INTC          Intel Corporation                                         6.67%           514     23.07        11,858       3.90%
MRK           Merck & Co., Inc.                                         6.66%           262     45.23        11,850       3.71%
PFE           Pfizer Inc.                                               6.67%           475     24.96        11,856       3.53%
VZ            Verizon Communications Inc.                               6.66%           259     45.76        11,852       4.50%
                                                                      _______                              ________
                      Total Investments                               100.00%                              $177,801
                                                                      =======                              ========


_____________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

         Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ______________   _________   _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (32.34%):
CMCSA      Comcast Corporation (Class A)                                 13.17%            482       $ 35.78     $ 17,246
DTV        DIRECTV, Inc. *                                                5.80%            146         52.00        7,591
DLTR       Dollar Tree, Inc. *                                            1.97%             53         48.57        2,574
MAT        Mattel, Inc.                                                   2.14%             79         35.56        2,809
ROST       Ross Stores, Inc.                                              2.58%             52         64.91        3,375
SIRI       Sirius XM Radio Inc. *                                         2.30%          1,166          2.58        3,008
VIAB       Viacom Inc. (Class B)                                          4.38%            106         54.18        5,743
Health Care (28.65%):
AMGN       Amgen Inc.                                                    11.39%            177         84.27       14,915
BIIB       Biogen Idec Inc. *                                             6.33%             55        150.71        8,289
GILD       Gilead Sciences, Inc. *                                        8.85%            174         66.64       11,596
VRTX       Vertex Pharmaceuticals Incorporated *                          2.08%             49         55.72        2,730
Information Technology (39.01%):
AAPL       Apple Inc.                                                    24.97%             48        681.41       32,708
AVGO       Avago Technologies Limited +                                   1.01%             38         34.90        1,326
EBAY       eBay Inc. *                                                   10.88%            290         49.12       14,245
STX        Seagate Technology +                                           2.15%             88         31.93        2,810
                                                                        _______                                  ________
                Total Investments                                       100.00%                                  $130,965
                                                                        =======                                  ========
___________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

   NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

  At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                          Percentage
                                                                          of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                         Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)(5) +                                  Price           Shares    Share       the Trust (2)
________________________________________                                  ____________    ______    _________   _____________
COMMON STOCKS (100%):
Brazil (4%):
VALE      Vale S.A. (ADR)                                                     4%           318      $ 18.16     $  5,775
Canada (4%):
TCK       Teck Resources Limited (Class B)                                    4%           195        29.69        5,790
China (12%):
SNP       China Petroleum and Chemical Corporation (Sinopec) (ADR)            4%            62        93.02        5,767
CHA       China Telecom Corporation Ltd. (ADR)                                4%           100        57.87        5,787
PTR       PetroChina Company Limited (ADR)                                    4%            44       131.30        5,777
France (8%):
FTE       France Telecom S.A. (ADR)                                           4%           460        12.58        5,787
TOT       Total S.A. (ADR)                                                    4%           112        51.57        5,776
Hong Kong (4%):
CHU       China Unicom Ltd. (ADR)                                             4%           353        16.36        5,775
Italy (8%):
E         Eni SpA (ADR)                                                       4%           128        45.28        5,796
TI        Telecom Italia SpA (ADR)                                            4%           561        10.30        5,778
Japan (24%):
MTU       Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR)                   4%         1,212         4.77        5,781
MFG       Mizuho Financial Group, Inc. (ADR)                                  4%         1,747         3.31        5,783
NTT       Nippon Telegraph and Telephone Corporation (ADR)                    4%           238        24.31        5,786
DCM       NTT DoCoMo, Inc. (ADR)                                              4%           352        16.43        5,783
SMFG      Sumitomo Mitsui Financial Group, Inc. (ADR)                         4%           911         6.35        5,785
TM        Toyota Motor Corporation (ADR)                                      4%            72        80.25        5,778
Luxembourg (4%):
MT        ArcelorMittal (ADR)                                                 4%           386        14.98        5,782
The Netherlands (8%):
ING       ING Groep N.V. (ADR) *                                              4%           702         8.23        5,778
VIP       VimpelCom Ltd. (ADR)                                                4%           491        11.78        5,784
Norway (4%):
STO       StatoilHydro ASA (ADR)                                              4%           221        26.16        5,781
South Korea (8%):
PKX       POSCO (ADR)                                                         4%            70        82.77        5,794
SHG       Shinhan Financial Group Co., Ltd. (ADR)                             4%            85        68.16        5,794
United Kingdom (12%):
BP        BP Plc (ADR)                                                        4%           134        43.04        5,767
CUK       Carnival Plc (ADR)                                                  4%           157        36.78        5,774
RDS/A     Royal Dutch Shell Plc (ADR)                                         4%            82        70.56        5,786
                                                                           _____                                ________
           Total Investments                                                100%                                $144,544
                                                                           =====                                ========

______________________

See "Notes to Schedules of Investments" on page 49.

                         Schedule of Investments

            S&P Target 24 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                      Percentage
                                                                      of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                     Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price          Shares      Share       the Trust (2)
___________________________________                                   ____________   ______      _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (11.65%):
DTV       DIRECTV, Inc. *                                               6.45%        191         $ 52.00     $  9,931
DLTR      Dollar Tree, Inc. *                                           2.21%         70           48.57        3,400
MHP       The McGraw-Hill Companies, Inc.                               2.99%         84           54.81        4,604
Consumer Staples (12.75%):
MO        Altria Group, Inc.                                            3.26%        148           33.90        5,017
CL        Colgate-Palmolive Company                                     2.37%         34          107.35        3,650
PM        Philip Morris International Inc.                              7.12%        121           90.66       10,970
Energy (11.78%):
XOM       Exxon Mobil Corporation                                       9.30%        156           91.80       14,321
MPC       Marathon Petroleum Corporation                                0.39%         11           54.53          600
SLB       Schlumberger Limited +                                        2.09%         44           73.24        3,223
Financials (15.29%):
CB        The Chubb Corporation                                         6.97%        141           76.15       10,737
DFS       Discover Financial Services                                   6.63%        257           39.71       10,205
TMK       Torchmark Corporation                                         1.69%         51           51.15        2,609
Health Care (12.65%):
AMGN      Amgen Inc.                                                    7.22%        132           84.27       11,123
BDX       Becton, Dickinson and Company                                 1.74%         34           78.74        2,677
CELG      Celgene Corporation *                                         3.69%         74           76.76        5,680
Industrials (10.51%):
MMM       3M Company                                                    8.01%        133           92.82       12,345
DNB       The Dun & Bradstreet Corporation                              0.47%          9           80.22          722
NOC       Northrop Grumman Corporation                                  2.03%         47           66.47        3,124
Information Technology (21.60%):
HRS       Harris Corporation                                            4.87%        146           51.34        7,496
STX       Seagate Technology +                                         10.36%        500           31.93       15,965
VRSN      VeriSign, Inc. *                                              6.37%        202           48.60        9,817
Materials (3.77%):
CF        CF Industries Holdings, Inc.                                  1.43%         10          220.12        2,201
FMC       FMC Corporation                                               0.80%         22           55.74        1,226
SHW       The Sherwin-Williams Company                                  1.54%         16          148.73        2,380
                                                                      _______                                ________
               Total Investments                                      100.00%                                $154,023
                                                                      =======                                ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

          S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (12.23%):
BYD       Boyd Gaming Corporation *                                     1.11%           196       $  7.15     $  1,401
HVT       Haverty Furniture Companies, Inc.                             1.11%           100         14.03        1,403
ISCA      International Speedway Corporation                            2.23%            98         28.64        2,807
ODP       Office Depot, Inc. *                                          2.22%         1,085          2.58        2,799
ZQK       Quiksilver, Inc. *                                            1.11%           412          3.40        1,401
SCHL      Scholastic Corporation                                        2.22%            87         32.07        2,790
SUP       Superior Industries International, Inc.                       1.11%            81         17.28        1,400
UEIC      Universal Electronics, Inc. *                                 1.12%            79         17.79        1,405
Consumer Staples (2.23%):
DMND      Diamond Foods, Inc. *                                         1.11%            74         18.95        1,402
SENEA     Seneca Foods Corp. *                                          1.12%            46         30.53        1,404
Energy (16.67%):
BBG       Bill Barrett Corporation *                                    2.23%           111         25.26        2,804
CRK       Comstock Resources, Inc. *                                    1.11%            78         17.96        1,401
HLX       Helix Energy Solutions Group Inc. *                           2.23%           149         18.82        2,804
PTEN      Patterson-UTI Energy, Inc.                                    2.22%           175         15.96        2,793
PDCE      PDC Energy Inc. *                                             1.10%            44         31.57        1,389
PVA       Penn Virginia Corporation *                                   1.11%           217          6.45        1,400
PES       Pioneer Energy Services Corp. *                               1.11%           173          8.11        1,403
SPN       Superior Energy Services, Inc. *                              2.23%           134         20.95        2,807
SFY       Swift Energy Company *                                        1.11%            67         20.83        1,396
UNT       Unit Corporation *                                            2.22%            67         41.82        2,802
Financials (23.31%):
Y         Alleghany Corporation *                                       2.21%             8        347.31        2,779
AHL       Aspen Insurance Holdings Ltd. +                               2.23%            92         30.57        2,812
RE        Everest Re Group, Ltd. +                                      2.21%            26        107.13        2,785
FNF       Fidelity National Financial, Inc.                             2.22%           130         21.47        2,791
FAF       First American Financial Corporation                          2.23%           129         21.76        2,807
FOR       Forestar Group Inc. *                                         1.11%            82         17.05        1,398
HAFC      Hanmi Financial Corporation *                                 1.11%           108         12.92        1,395
HMN       Horace Mann Educators Corporation                             1.12%            77         18.27        1,407
KRG       Kite Realty Group Trust (6)                                   1.11%           272          5.15        1,401
SAFT      Safety Insurance Group, Inc.                                  1.09%            30         45.92        1,378
STC       Stewart Information Services Corporation                      1.11%            68         20.58        1,399
SNV       Synovus Financial Corp.                                       2.22%         1,176          2.38        2,799
UFCS      United Fire Group, Inc.                                       1.11%            55         25.39        1,397
WBS       Webster Financial Corporation                                 2.23%           117         23.96        2,803

                    Schedule of Investments (cont'd.)

          S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
Health Care (6.67%):
CYH      Community Health Systems Inc. *                                2.22%            97       $ 28.87     $  2,800
KND      Kindred Healthcare, Inc. *                                     1.11%           123         11.34        1,395
LPNT     LifePoint Hospitals, Inc. *                                    2.23%            65         43.24        2,811
PMC      PharMerica Corporation *                                       1.11%           109         12.85        1,401
Industrials (17.77%):
AIR      AAR Corp.                                                      1.11%            84         16.58        1,393
ACM      Aecom Technology Corp. *                                       2.22%           133         21.06        2,801
ROCK     Gibraltar Industries Inc. *                                    1.11%           107         13.10        1,402
GFF      Griffon Corporation                                            1.11%           134         10.48        1,404
JBLU     JetBlue Airways Corporation *                                  2.22%           578          4.84        2,798
KELYA    Kelly Services, Inc.                                           1.11%           109         12.86        1,402
MAN      Manpower Inc                                                   2.23%            75         37.46        2,810
MINI     Mobile Mini, Inc. *                                            1.11%            82         17.01        1,395
SKYW     SkyWest, Inc.                                                  1.11%           132         10.60        1,399
TEX      Terex Corporation *                                            2.22%           123         22.74        2,797
TRN      Trinity Industries, Inc.                                       2.22%            91         30.71        2,795
Information Technology (6.67%):
AOL      AOL, Inc. *                                                    2.23%            81         34.61        2,803
CVG      Convergys Corporation                                          2.22%           180         15.51        2,792
HLIT     Harmonic Inc. *                                                1.11%           299          4.68        1,399
UNTD     United Online, Inc.                                            1.11%           248          5.65        1,401
Materials (5.57%):
CMC      Commercial Metals Company                                      2.22%           210         13.34        2,801
KALU     Kaiser Aluminum Corporation                                    1.12%            24         58.97        1,415
RS       Reliance Steel & Aluminum Co.                                  2.23%            53         53.06        2,812
Telecommunication Services (2.22%):
TDS      Telephone and Data Systems, Inc.                               2.22%           108         25.84        2,791
Utilities (6.66%):
IDA      IDACORP, Inc.                                                  2.21%            64         43.50        2,784
NVE      NV Energy Inc.                                                 2.22%           156         17.91        2,794
PNM      PNM Resources Inc.                                             2.23%           134         20.95        2,807
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $125,964
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

             Target 50/50 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                           Percentage
                                                                           of Aggregate   Number    Market       Cost of
Ticker Symbol and                                                          Offering       of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                        Price          Shares    Share        the Trust (2)
___________________________________                                        ____________   ______    _________    _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (13.90%):
AEO          American Eagle Outfitters, Inc.                                 0.10%           22     $ 21.09      $    464
ANN          AnnTaylor Stores Corporation *                                  0.09%           11       37.67           414
ABG          Asbury Automotive Group Inc. *                                  0.20%           32       28.27           905
EAT          Brinker International, Inc.                                     0.08%           11       35.30           388
CMCSA        Comcast Corporation (Class A)                                   2.93%          376       35.78        13,453
CBRL         Cracker Barrel Old Country Store Inc.                           0.09%            6       67.50           405
DAI GY       Daimler AG #                                                    0.42%           39       49.07         1,914
DDS          Dillard's, Inc. (Class A)                                       0.09%            6       72.58           435
DTV          DIRECTV, Inc. *                                                 1.03%           91       52.00         4,732
DLTR         Dollar Tree, Inc. *                                             0.35%           33       48.57         1,603
ETH          Ethan Allen Interiors Inc.                                      0.14%           30       22.28           668
FL           Foot Locker, Inc.                                               0.13%           17       36.04           613
GIII         G-III Apparel Group, Ltd. *                                     0.16%           20       36.50           730
GPS          The Gap, Inc.                                                   0.42%           54       35.38         1,910
GPI          Group 1 Automotive, Inc.                                        0.30%           23       60.63         1,394
HD           The Home Depot, Inc.                                            3.74%          287       59.88        17,186
JAH          Jarden Corp. *                                                  0.10%            9       52.43           472
LL           Lumber Liquidators Holdings Inc. *                              0.09%            8       50.54           404
MAT          Mattel, Inc.                                                    0.18%           23       35.56           818
MHP          The McGraw-Hill Companies, Inc.                                 0.25%           21       54.81         1,151
PZZA         Papa John's International, Inc. *                               0.37%           32       53.78         1,721
PETM         PetSmart, Inc.                                                  0.18%           12       68.65           824
ROST         Ross Stores, Inc.                                               0.56%           40       64.91         2,597
SNI          Scripps Networks Interactive, Inc.                              0.17%           13       61.25           796
SIRI         Sirius XM Radio Inc. *                                          0.19%          341        2.58           880
SAH          Sonic Automotive, Inc.                                          0.18%           43       19.12           822
RGR          Sturm, Ruger & Company, Inc.                                    0.20%           19       49.43           939
TWC          Time Warner Cable, Inc.                                         0.70%           34       94.99         3,230
VIAB         Viacom Inc. (Class B)                                           0.37%           31       54.18         1,680
VSI          Vitamin Shoppe, Inc. *                                          0.09%            7       57.37           402
Consumer Staples (1.20%):
MO           Altria Group, Inc.                                              0.27%           37       33.90         1,254
CL           Colgate-Palmolive Company                                       0.19%            8      107.35           859
PM           Philip Morris International Inc.                                0.59%           30       90.66         2,720
USNA         USANA Health Sciences, Inc. *                                   0.15%           15       45.63           684

                       Schedule of Investments (cont'd.)

                Target 50/50 Portfolio, 4th Quarter 2012 Series
                                    FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                           Percentage
                                                                           of Aggregate   Number    Market       Cost of
Ticker Symbol and                                                          Offering       of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                        Price          Shares    Share        the Trust (2)
___________________________________                                        ____________   ______    _________    _____________
Energy (4.41%):
AREX         Approach Resources, Inc. *                                      0.22%           34     $ 30.06      $  1,022
ENI IM       Eni SpA #                                                       0.42%           85       22.46         1,909
EPL          EPL Oil & Gas, Inc. *                                           0.17%           39       20.24           789
XOM          Exxon Mobil Corporation                                         2.44%          122       91.80        11,199
MPC          Marathon Petroleum Corporation                                  0.04%            3       54.53           164
SLB          Schlumberger Limited +                                          0.18%           11       73.24           806
SDRL NO      Seadrill Ltd #                                                  0.42%           49       39.34         1,927
FP FP        Total S.A. #                                                    0.41%           37       51.23         1,895
EGY          VAALCO Energy, Inc. *                                           0.11%           59        8.63           509
Financials (31.97%):
ALL          The Allstate Corporation                                        2.50%          289       39.77        11,493
AXP          American Express Company                                        1.66%          135       56.57         7,637
AF           Astoria Financial Corporation                                   2.50%        1,148       10.00        11,480
CS FP        AXA S.A. #                                                      0.41%          123       15.50         1,907
OZRK         Bank of the Ozarks, Inc.                                        0.26%           35       34.65         1,213
BBT          BB&T Corporation                                                2.50%          347       33.11        11,489
CB           The Chubb Corporation                                           0.58%           35       76.15         2,665
CINF         Cincinnati Financial Corporation                                2.50%          302       37.97        11,467
DFS          Discover Financial Services                                     0.55%           64       39.71         2,541
EIG          Employers Holdings, Inc.                                        0.13%           32       18.53           593
FNB          F.N.B. Corporation                                              2.50%        1,007       11.40        11,480
FNFG         First Niagara Financial Group, Inc.                             2.50%        1,420        8.09        11,488
FMER         FirstMerit Corporation                                          2.50%          768       14.96        11,489
HMN          Horace Mann Educators Corporation                               0.16%           41       18.27           749
NTSP         Netspend Holdings, Inc. *                                       0.16%           75        9.86           739
NYB          New York Community Bancorp, Inc.                                2.50%          814       14.11        11,486
PACW         PacWest Bancorp                                                 0.19%           37       23.75           879
PBCT         People's United Financial Inc.                                  2.50%          944       12.16        11,479
TMK          Torchmark Corporation                                           0.14%           13       51.15           665
TRMK         Trustmark Corporation                                           2.50%          466       24.66        11,492
UBSI         United Bankshares, Inc.                                         2.50%          462       24.85        11,481
Z            Zillow, Inc. *                                                  0.23%           25       42.02         1,050
Health Care (7.27%):
AMGN         Amgen Inc.                                                      1.55%           85       84.27         7,163
ALOG         Analogic Corporation                                            0.22%           13       78.34         1,018
AZN LN       AstraZeneca Plc #                                               0.42%           40       48.12         1,925
BDX          Becton, Dickinson and Company                                   0.14%            8       78.74           630

                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                           Percentage
                                                                           of Aggregate   Number    Market       Cost of
Ticker Symbol and                                                          Offering       of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                        Price          Shares    Share        the Trust (2)
___________________________________                                        ____________   ______    _________    _____________
Health Care (cont'd.):
BRLI         Bio-Reference Labs, Inc. *                                      0.18%           28     $ 28.92      $    810
BIIB         Biogen Idec Inc. *                                              0.52%           16      150.71         2,411
CELG         Celgene Corporation *                                           0.30%           18       76.76         1,382
GILD         Gilead Sciences, Inc. *                                         0.74%           51       66.64         3,399
GSK LN       GlaxoSmithKline Plc #                                           0.42%           82       23.32         1,912
HGR          Hanger Inc. *                                                   0.21%           34       28.54           970
ICUI         ICU Medical, Inc. *                                             0.19%           14       61.94           867
MDAS         MedAssets, Inc. *                                               0.23%           59       17.56         1,036
MDCO         The Medicines Co. *                                             0.31%           55       26.18         1,440
PFE          Pfizer Inc.                                                     1.67%          307       24.96         7,663
VRTX         Vertex Pharmaceuticals Incorporated *                           0.17%           14       55.72           780
Industrials (12.26%):
MMM          3M Company                                                      0.67%           33       92.82         3,063
AZZ          AZZ Incorporated                                                0.20%           26       34.76           904
BECN         Beacon Roofing Supply, Inc. *                                   0.30%           47       28.89         1,358
BGG          Briggs & Stratton Corporation                                   2.50%          606       18.95        11,484
DNB          The Dun & Bradstreet Corporation                                0.03%            2       80.22           160
ETN          Eaton Corporation                                               2.50%          244       47.10        11,492
FELE         Franklin Electric Co., Inc.                                     0.32%           24       60.82         1,460
NOC          Northrop Grumman Corporation                                    2.67%          185       66.47        12,297
RSG          Republic Services, Inc.                                         2.50%          420       27.33        11,479
SCS          Steelcase Inc.                                                  0.18%           87        9.64           839
TRS          TriMas Corporation *                                            0.21%           40       24.39           976
UFPI         Universal Forest Products, Inc.                                 0.18%           20       41.78           836
Information Technology (8.79%):
AAPL         Apple Inc.                                                      2.08%           14      681.41         9,540
AVGO         Avago Technologies Limited +                                    0.08%           11       34.90           384
CRUS         Cirrus Logic, Inc. *                                            0.09%           10       39.70           397
CSGS         CSG Systems International, Inc. *                               0.17%           34       22.72           772
TRAK         DealerTrack Holdings, Inc. *                                    0.27%           44       27.98         1,231
EBAY         eBay Inc. *                                                     0.91%           85       49.12         4,175
EBIX         Ebix Inc.                                                       0.20%           38       24.05           914
HRS          Harris Corporation                                              0.40%           36       51.34         1,848
IGTE         iGate Corporation *                                             0.24%           59       18.61         1,098
IBM          International Business Machines Corporation                     1.66%           37      205.91         7,619
LPSN         LivePerson Inc. *                                               0.22%           56       18.19         1,019
MANH         Manhattan Associates, Inc. *                                    0.25%           20       57.63         1,153

                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                           Percentage
                                                                           of Aggregate   Number    Market       Cost of
Ticker Symbol and                                                          Offering       of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                        Price          Shares    Share        the Trust (2)
___________________________________                                        ____________   ______    _________    _____________
Information Technology (cont'd.):
STX           Seagate Technology +                                           1.04%          150     $ 31.93      $  4,789
TYL           Tyler Technologies, Inc. *                                     0.29%           30       43.85         1,315
UTEK          Ultratech, Inc. *                                              0.18%           27       31.51           851
VRSN          VeriSign, Inc. *                                               0.71%           67       48.60         3,256
Materials (4.39%):
AGU           Agrium Inc. +                                                  0.40%           18      102.99         1,854
AVD           American Vanguard Corporation                                  0.08%           11       34.82           383
CF            CF Industries Holdings, Inc.                                   0.44%            9      220.12         1,981
CMC           Commercial Metals Company                                      2.50%          861       13.34        11,486
FMC           FMC Corporation                                                0.07%            6       55.74           334
KRA           Kraton Performance Polymers, Inc. *                            0.19%           33       26.42           872
NEU           NewMarket Corporation                                          0.11%            2      244.08           488
SHW           The Sherwin-Williams Company                                   0.49%           15      148.73         2,231
WLK           Westlake Chemical Corporation                                  0.11%            7       73.15           512
Telecommunication Services (2.87%):
EGHT          8x8, Inc. *                                                    0.10%           70        6.75           472
CCOI          Cogent Communications Group Inc.                               0.24%           49       22.62         1,108
DTE GY        Deutsche Telekom AG #                                          0.42%          152       12.56         1,909
FTE FP        France Telecom S.A. #                                          0.42%          153       12.52         1,916
SCMN VX       Swisscom AG #                                                  0.44%            5      407.96         2,040
TLSN SS       TeliaSonera AB #                                               0.42%          262        7.30         1,914
VIV FP        Vivendi S.A. #                                                 0.41%           94       20.27         1,905
VOD LN        Vodafone Group Plc #                                           0.42%          666        2.87         1,913
Utilities (12.94%):
AEP           American Electric Power Company, Inc.                          2.50%          262       43.82        11,481
EOAN GY       E.ON AG #                                                      0.42%           79       24.23         1,914
EDF FP        Electricite de France (EDF) #                                  0.42%           89       21.62         1,925
ENEL IM       Enel SpA #                                                     0.42%          521        3.67         1,913
FE            FirstEnergy Corp.                                              2.50%          261       44.06        11,500
GSZ FP        GDF Suez #                                                     0.42%           83       23.13         1,920
NG/ LN        National Grid Plc #                                            0.42%          170       11.25         1,912
PNW           Pinnacle West Capital Corporation                              2.50%          218       52.64        11,475
PPL           PPL Corporation                                                2.50%          401       28.64        11,485
RWE GY        RWE AG #                                                       0.42%           42       45.69         1,919
SSE LN        Scottish & Southern Energy Plc #                               0.42%           85       22.63         1,923
                                                                           _______                               ________
                   Total Investments                                       100.00%                               $459,449
                                                                           =======                               ========

______________________

See "Notes to Schedules of Investments" on page 49.

                         Schedule of Investments

     Target Diversified Dividend Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                      Percentage
                                                                      of Aggregate    Number      Market       Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (10.01%):
GCI         Gannett Co., Inc.                                           2.50%         225         $ 18.08     $  4,068
MDP         Meredith Corporation                                        2.51%         115           35.52        4,085
SPLS        Staples, Inc.                                               2.50%         349           11.68        4,076
TRI         Thomson Reuters Corporation +                               2.50%         139           29.32        4,075
Consumer Staples (10.01%):
ADM         Archer-Daniels-Midland Company                              2.50%         148           27.56        4,079
TAP         Molson Coors Brewing Company                                2.50%          90           45.35        4,081
SWY         Safeway Inc.                                                2.50%         253           16.13        4,081
UVV         Universal Corporation                                       2.51%          80           51.10        4,088
Energy (10.02%):
COP         ConocoPhillips                                              2.50%          71           57.39        4,075
ESV         Ensco Plc +                                                 2.51%          75           54.49        4,087
HFC         HollyFrontier Corporation                                   2.51%          99           41.31        4,090
SFL         Ship Finance International Ltd. +                           2.50%         258           15.82        4,082
Financials (10.00%):
COLB        Columbia Banking System, Inc.                               2.50%         221           18.42        4,071
FFBC        First Financial Bancorp.                                    2.50%         238           17.12        4,075
JPM         JPMorgan Chase & Co.                                        2.50%         100           40.68        4,068
TWGP        Tower Group, Inc.                                           2.50%         208           19.56        4,068
Health Care (10.00%):
AET         Aetna Inc.                                                  2.51%         103           39.72        4,091
MRK         Merck & Co., Inc.                                           2.50%          90           45.23        4,071
OCR         Omnicare, Inc.                                              2.50%         121           33.62        4,068
OMI         Owens & Minor, Inc.                                         2.49%         135           30.10        4,063
Industrials (9.98%):
AYR         Aircastle Ltd. +                                            2.50%         356           11.45        4,076
LLL         L-3 Communications Holdings, Inc.                           2.49%          56           72.47        4,058
SSW         Seaspan Corp. +                                             2.50%         256           15.90        4,070
TGH         Textainer Group Holdings Limited +                          2.49%         131           31.05        4,068
Information Technology (9.99%):
AVX         AVX Corporation                                             2.50%         420            9.71        4,078
CA          CA Inc.                                                     2.50%         157           25.91        4,068
GLW         Corning Incorporated                                        2.50%         306           13.30        4,070
HPQ         Hewlett-Packard Company                                     2.49%         236           17.23        4,066


                       Schedule of Investments (cont'd.)

         Target Diversified Dividend Portfolio, 4th Quarter 2012 Series
                                    FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012


                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
Materials (9.99%):
CLF         Cliffs Natural Resources Inc.                               2.49%         102         $ 39.83     $  4,063
DOW         The Dow Chemical Company                                    2.50%         140           29.15        4,081
SCHN        Schnitzer Steel Industries, Inc.                            2.50%         145           28.13        4,079
STLD        Steel Dynamics, Inc.                                        2.50%         359           11.36        4,078
Telecommunication Services (10.00%):
T           AT&T Inc.                                                   2.49%         107           37.99        4,065
BCE         BCE Inc. +                                                  2.50%          92           44.28        4,074
CTL         CenturyLink, Inc.                                           2.50%         100           40.82        4,082
TU          TELUS Corporation +                                         2.51%          65           62.95        4,092
Utilities (10.00%):
AEE         Ameren Corporation                                          2.50%         125           32.61        4,076
AVA         Avista Corporation                                          2.50%         157           25.92        4,069
ETR         Entergy Corporation                                         2.50%          59           69.15        4,080
PEG         Public Service Enterprise Group Incorporated                2.50%         128           31.85        4,077
                                                                      _______                                 ________
                 Total Investments                                    100.00%                                 $163,012
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

    Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series
                                 FT 3729

           At the Opening of Business on the Initial Date of Deposit-
                               September 28, 2012

                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ____________   ______      _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (5.40%):
DAI GY      Daimler AG #                                                  1.24%           74       $ 49.07     $  3,631
GCI         Gannett Co., Inc.                                             0.63%          101         18.08        1,826
LAD LN      Ladbrokes Plc #                                               1.67%        1,720          2.82        4,858
MDP         Meredith Corporation                                          0.62%           51         35.52        1,812
SPLS        Staples, Inc.                                                 0.62%          156         11.68        1,822
TRI         Thomson Reuters Corporation +                                 0.62%           62         29.32        1,818
Consumer Staples (2.49%):
ADM         Archer-Daniels-Midland Company                                0.62%           66         27.56        1,819
TAP         Molson Coors Brewing Company                                  0.62%           40         45.35        1,814
SWY         Safeway Inc.                                                  0.62%          113         16.13        1,823
UVV         Universal Corporation                                         0.63%           36         51.10        1,840
Energy (7.91%):
386 HK      China Petroleum and Chemical Corporation (Sinopec) #          1.67%        5,218          0.93        4,859
COP         ConocoPhillips                                                0.63%           32         57.39        1,836
ENI IM      Eni SpA #                                                     1.25%          162         22.46        3,639
ESV         Ensco Plc +                                                   0.62%           33         54.49        1,798
HFC         HollyFrontier Corporation                                     0.62%           44         41.31        1,818
SDRL NO     Seadrill Ltd #                                                1.25%           93         39.34        3,658
SFL         Ship Finance International Ltd. +                             0.62%          115         15.82        1,819
FP FP       Total S.A. #                                                  1.25%           71         51.23        3,637
Financials (25.85%):
ALL         The Allstate Corporation                                      1.25%           92         39.77        3,659
AF          Astoria Financial Corporation                                 1.25%          364         10.00        3,640
CS FP       AXA S.A. #                                                    1.25%          235         15.50        3,644
3988 HK     Bank of China Ltd. #                                          1.67%       12,858          0.38        4,859
BBT         BB&T Corporation                                              1.25%          110         33.11        3,642
939 HK      China Construction Bank #                                     1.67%        7,042          0.69        4,859
CINF        Cincinnati Financial Corporation                              1.25%           96         37.97        3,645
COLB        Columbia Banking System, Inc.                                 0.63%           99         18.42        1,824
FNB         F.N.B. Corporation                                            1.25%          320         11.40        3,648
FFBC        First Financial Bancorp.                                      0.62%          106         17.12        1,815
FNFG        First Niagara Financial Group, Inc.                           1.25%          450          8.09        3,641
FMER        FirstMerit Corporation                                        1.25%          244         14.96        3,650
1398 HK     Industrial and Commercial Bank of China Ltd. #                1.67%        8,335          0.58        4,859
JPM         JPMorgan Chase & Co.                                          0.63%           45         40.68        1,831


                    Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series
                                 FT 3729

           At the Opening of Business on the Initial Date of Deposit-
                               September 28, 2012

                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ____________   ______      _________   _____________
Financials (cont'd.):
EMG LN      Man Group Plc #                                               1.67%        3,546       $ 1.37      $  4,858
NYB         New York Community Bancorp, Inc.                              1.25%          258        14.11         3,640
PBCT        People's United Financial Inc.                                1.25%          300        12.16         3,648
RSA LN      Royal & Sun Alliance Insurance Group Plc #                    1.67%        2,672         1.82         4,858
TWGP        Tower Group, Inc.                                             0.62%           93        19.56         1,819
TRMK        Trustmark Corporation                                         1.25%          148        24.66         3,650
UBSI        United Bankshares, Inc.                                       1.25%          147        24.85         3,653
Health Care (8.33%):
AET         Aetna Inc.                                                    0.63%           46        39.72         1,827
AZN LN      AstraZeneca Plc #                                             1.25%           76        48.12         3,657
GSK LN      GlaxoSmithKline Plc #                                         1.25%          156        23.32         3,638
MRK         Merck & Co., Inc.                                             2.28%          147        45.23         6,649
OCR         Omnicare, Inc.                                                0.62%           54        33.62         1,816
OMI         Owens & Minor, Inc.                                           0.63%           61        30.10         1,836
PFE         Pfizer Inc.                                                   1.67%          195        24.96         4,867
Industrials (10.83%):
AYR         Aircastle Ltd. +                                              0.62%          159        11.45         1,821
BA/ LN      BAE Systems Plc #                                             1.67%          914         5.31         4,856
BGG         Briggs & Stratton Corporation                                 1.25%          192        18.95         3,638
267 HK      CITIC Pacific Limited #                                       1.67%        4,122         1.18         4,859
ETN         Eaton Corporation                                             1.24%           77        47.10         3,627
LLL         L-3 Communications Holdings, Inc.                             0.62%           25        72.47         1,812
NOC         Northrop Grumman Corporation                                  1.25%           55        66.47         3,656
RSG         Republic Services, Inc.                                       1.25%          133        27.33         3,635
SSW         Seaspan Corp. +                                               0.63%          115        15.90         1,829
TGH         Textainer Group Holdings Limited +                            0.63%           59        31.05         1,832
Information Technology (4.17%):
AVX         AVX Corporation                                               0.63%          188         9.71         1,825
CA          CA Inc.                                                       0.62%           70        25.91         1,814
GLW         Corning Incorporated                                          0.62%          137        13.30         1,822
HPQ         Hewlett-Packard Company                                       0.63%          106        17.23         1,826
INTC        Intel Corporation                                             1.67%          211        23.07         4,868
Materials (3.76%):
CLF         Cliffs Natural Resources Inc.                                 0.63%           46        39.83         1,832
CMC         Commercial Metals Company                                     1.25%          273        13.34         3,642
DOW         The Dow Chemical Company                                      0.63%           63        29.15         1,836
SCHN        Schnitzer Steel Industries, Inc.                              0.63%           65        28.13         1,828
STLD        Steel Dynamics, Inc.                                          0.62%          160        11.36         1,818

                    Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series
                                 FT 3729

           At the Opening of Business on the Initial Date of Deposit-
                               September 28, 2012

                                                                        Percentage
                                                                        of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                       Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share       the Trust (2)
___________________________________                                     ____________   ______      _________   _____________
Telecommunication Services (15.02%):
T             AT&T Inc.                                                   2.30%          176       $ 37.99     $  6,687
BCE           BCE Inc. +                                                  0.62%           41         44.28        1,815
CTL           CenturyLink, Inc.                                           0.63%           45         40.82        1,837
DTE GY        Deutsche Telekom AG #                                       1.25%          290         12.56        3,642
FTE FP        France Telecom S.A. #                                       1.25%          291         12.52        3,643
SCMN VX       Swisscom AG #                                               1.26%            9        407.96        3,672
TLSN SS       TeliaSonera AB #                                            1.25%          499          7.30        3,645
TU            TELUS Corporation +                                         0.63%           29         62.95        1,826
VZ            Verizon Communications Inc.                                 1.66%          106         45.76        4,851
VIV FP        Vivendi S.A. #                                              1.25%          180         20.27        3,648
VOD LN        Vodafone Group Plc #                                        2.92%        2,961          2.87        8,503
Utilities (16.24%):
AEE           Ameren Corporation                                          0.63%           56         32.61        1,826
AEP           American Electric Power Company, Inc.                       1.25%           83         43.82        3,637
AVA           Avista Corporation                                          0.62%           70         25.92        1,814
EOAN GY       E.ON AG #                                                   1.25%          150         24.23        3,635
EDF FP        Electricite de France (EDF) #                               1.25%          169         21.62        3,654
ENEL IM       Enel SpA #                                                  1.25%          993          3.67        3,646
ETR           Entergy Corporation                                         0.62%           26         69.15        1,798
FE            FirstEnergy Corp.                                           1.25%           83         44.06        3,657
GSZ FP        GDF Suez #                                                  1.25%          158         23.13        3,654
NG/ LN        National Grid Plc #                                         1.25%          324         11.25        3,645
PNW           Pinnacle West Capital Corporation                           1.25%           69         52.64        3,632
PPL           PPL Corporation                                             1.25%          127         28.64        3,637
PEG           Public Service Enterprise Group Incorporated                0.62%           57         31.85        1,815
RWE GY        RWE AG #                                                    1.25%           80         45.69        3,656
SSE LN        Scottish & Southern Energy Plc #                            1.25%          161         22.63        3,643
                                                                        _______                                ________
                   Total Investments                                    100.00%                                $291,553
                                                                        =======                                ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

          Target Double Play Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (40.06%):
AEO      American Eagle Outfitters, Inc.                                  0.61%              42      $ 21.09     $    886
ANN      AnnTaylor Stores Corporation *                                   0.52%              20        37.67          753
EAT      Brinker International, Inc.                                      0.51%              21        35.30          741
CMCSA    Comcast Corporation (Class A)                                   10.99%             446        35.78       15,958
CBRL     Cracker Barrel Old Country Store Inc.                            0.51%              11        67.50          743
DDS      Dillard's, Inc. (Class A)                                        0.50%              10        72.58          726
FL       Foot Locker, Inc.                                                0.79%              32        36.04        1,153
GPS      The Gap, Inc.                                                    2.51%             103        35.38        3,644
HD       The Home Depot, Inc.                                            12.46%             302        59.88       18,084
JAH      Jarden Corp. *                                                   0.61%              17        52.43          891
LL       Lumber Liquidators Holdings Inc. *                               0.52%              15        50.54          758
PZZA     Papa John's International, Inc. *                                0.52%              14        53.78          753
PETM     PetSmart, Inc.                                                   1.09%              23        68.65        1,579
ROST     Ross Stores, Inc.                                                2.15%              48        64.91        3,116
SNI      Scripps Networks Interactive, Inc.                               1.01%              24        61.25        1,470
TWC      Time Warner Cable, Inc.                                          4.25%              65        94.99        6,174
VSI      Vitamin Shoppe, Inc. *                                           0.51%              13        57.37          746
Financials (27.45%):
ALL      The Allstate Corporation                                         2.49%              91        39.77        3,619
AF       Astoria Financial Corporation                                    2.49%             362        10.00        3,620
BBT      BB&T Corporation                                                 2.49%             109        33.11        3,609
CINF     Cincinnati Financial Corporation                                 2.49%              95        37.97        3,607
FNB      F.N.B. Corporation                                               2.50%             318        11.40        3,625
FNFG     First Niagara Financial Group, Inc.                              2.50%             448         8.09        3,624
FMER     FirstMerit Corporation                                           2.49%             242        14.96        3,620
NYB      New York Community Bancorp, Inc.                                 2.50%             257        14.11        3,626
PBCT     People's United Financial Inc.                                   2.50%             298        12.16        3,624
TRMK     Trustmark Corporation                                            2.50%             147        24.66        3,625
UBSI     United Bankshares, Inc.                                          2.50%             146        24.85        3,628
Industrials (10.01%):
BGG      Briggs & Stratton Corporation                                    2.49%             191        18.95        3,620
ETN      Eaton Corporation                                                2.50%              77        47.10        3,627
NOC      Northrop Grumman Corporation                                     2.52%              55        66.47        3,656
RSG      Republic Services, Inc.                                          2.50%             133        27.33        3,635
Information Technology (1.63%):
CRUS     Cirrus Logic, Inc. *                                             0.52%              19        39.70          754
VRSN     VeriSign, Inc. *                                                 1.11%              33        48.60        1,604

                    Schedule of Investments (cont'd.)

          Target Double Play Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
Materials (10.84%):
AGU      Agrium Inc. +                                                    2.41%              34      $102.99     $  3,502
AVD      American Vanguard Corporation                                    0.50%              21        34.82          731
CF       CF Industries Holdings, Inc.                                     1.97%              13       220.12        2,862
CMC      Commercial Metals Company                                        2.50%             272        13.34        3,629
NEU      NewMarket Corporation                                            0.50%               3       244.08          732
SHW      The Sherwin-Williams Company                                     2.25%              22       148.73        3,272
WLK      Westlake Chemical Corporation                                    0.71%              14        73.15        1,024
Utilities (10.01%):
AEP      American Electric Power Company, Inc.                            2.51%              83        43.82        3,637
FE       FirstEnergy Corp.                                                2.49%              82        44.06        3,613
PNW      Pinnacle West Capital Corporation                                2.50%              69        52.64        3,632
PPL      PPL Corporation                                                  2.51%             127        28.64        3,637
                                                                        _______                                  ________
              Total Investments                                         100.00%                                  $145,169
                                                                        =======                                  ========
______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

          Target Focus Five Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (24.87%):
AEO           American Eagle Outfitters, Inc.                              0.29%            37      $ 21.09     $    780
ANN           AnnTaylor Stores Corporation *                               0.25%            18        37.67          678
BYD           Boyd Gaming Corporation *                                    0.26%           101         7.15          722
EAT           Brinker International, Inc.                                  0.25%            19        35.30          671
CUK           Carnival Plc (ADR) +                                         0.32%            24        36.78          883
CMCSA         Comcast Corporation (Class A)                                5.27%           401        35.78       14,348
CON GY        Continental AG #                                             1.01%            28        97.79        2,738
CBRL          Cracker Barrel Old Country Store Inc.                        0.25%            10        67.50          675
DDS           Dillard's, Inc. (Class A)                                    0.24%             9        72.58          653
FL            Foot Locker, Inc.                                            0.38%            29        36.04        1,045
GPS           The Gap, Inc.                                                1.21%            93        35.38        3,290
HVT           Haverty Furniture Companies, Inc.                            0.27%            52        14.03          730
HD            The Home Depot, Inc.                                         5.98%           272        59.88       16,287
ISCA          International Speedway Corporation                           0.54%            51        28.64        1,461
JAH           Jarden Corp. *                                               0.29%            15        52.43          787
LL            Lumber Liquidators Holdings Inc. *                           0.24%            13        50.54          657
ODP           Office Depot, Inc. *                                         0.53%           562         2.58        1,450
PZZA          Papa John's International, Inc. *                            0.26%            13        53.78          699
PETM          PetSmart, Inc.                                               0.53%            21        68.65        1,442
ZQK           Quiksilver, Inc. *                                           0.27%           213         3.40          724
ROST          Ross Stores, Inc.                                            1.02%            43        64.91        2,791
SCHL          Scholastic Corporation                                       0.53%            45        32.07        1,443
SNI           Scripps Networks Interactive, Inc.                           0.49%            22        61.25        1,348
SUP           Superior Industries International, Inc.                      0.27%            42        17.28          726
TWC           Time Warner Cable, Inc.                                      2.06%            59        94.99        5,604
TM            Toyota Motor Corporation (ADR) +                             0.32%            11        80.25          883
UEIC          Universal Electronics, Inc. *                                0.27%            41        17.79          729
VSI           Vitamin Shoppe, Inc. *                                       0.25%            12        57.37          689
VOW3 GY       Volkswagen AG (Preference Shares) #                          1.02%            15       185.00        2,775
Consumer Staples (0.53%):
DMND          Diamond Foods, Inc. *                                        0.26%            38        18.95          720
SENEA         Seneca Foods Corp. *                                         0.27%            24        30.53          733
Energy (10.21%):
BBG           Bill Barrett Corporation *                                   0.53%            57        25.26        1,440
BP            BP Plc (ADR) +                                               0.32%            20        43.04          861
SNP           China Petroleum and Chemical Corporation (Sinopec)
              (ADR) +                                                      0.31%             9        93.02          837

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
Energy (cont'd.):
CRK           Comstock Resources, Inc. *                                   0.26%            40      $ 17.96     $    718
ENI IM        Eni SpA #                                                    1.00%           121        22.46        2,718
E             Eni SpA (ADR) +                                              0.32%            19        45.28          860
HLX           Helix Energy Solutions Group Inc. *                          0.53%            77        18.82        1,449
PTEN          Patterson-UTI Energy, Inc.                                   0.53%            91        15.96        1,452
PDCE          PDC Energy Inc. *                                            0.27%            23        31.57          726
PVA           Penn Virginia Corporation *                                  0.26%           112         6.45          722
PTR           PetroChina Company Limited (ADR) +                           0.34%             7       131.30          919
PES           Pioneer Energy Services Corp. *                              0.26%            89         8.11          722
RDSB LN       Royal Dutch Shell Plc #                                      0.99%            75        36.11        2,708
RDS/A         Royal Dutch Shell Plc (ADR) +                                0.31%            12        70.56          847
STL NO        StatoilHydro ASA #                                           1.00%           104        26.08        2,712
STO           StatoilHydro ASA (ADR) +                                     0.32%            33        26.16          863
SPN           Superior Energy Services, Inc. *                             0.53%            69        20.95        1,446
SFY           Swift Energy Company *                                       0.27%            35        20.83          729
FP FP         Total S.A. #                                                 1.00%            53        51.23        2,715
TOT           Total S.A. (ADR) +                                           0.32%            17        51.57          877
UNT           Unit Corporation *                                           0.54%            35        41.82        1,464
Financials (24.40%):
Y             Alleghany Corporation *                                      0.51%             4       347.31        1,389
ALL           The Allstate Corporation                                     1.20%            82        39.77        3,261
AHL           Aspen Insurance Holdings Ltd. +                              0.53%            47        30.57        1,437
AF            Astoria Financial Corporation                                1.20%           326        10.00        3,260
BBT           BB&T Corporation                                             1.20%            99        33.11        3,278
1 HK          Cheung Kong (Holdings) Limited #                             1.00%           184        14.75        2,715
CINF          Cincinnati Financial Corporation                             1.20%            86        37.97        3,265
RE            Everest Re Group, Ltd. +                                     0.55%            14       107.13        1,500
FNB           F.N.B. Corporation                                           1.20%           286        11.40        3,260
FNF           Fidelity National Financial, Inc.                            0.54%            68        21.47        1,460
FAF           First American Financial Corporation                         0.54%            67        21.76        1,458
FNFG          First Niagara Financial Group, Inc.                          1.20%           403         8.09        3,260
FMER          FirstMerit Corporation                                       1.20%           218        14.96        3,261
FOR           Forestar Group Inc. *                                        0.26%            42        17.05          716
HAFC          Hanmi Financial Corporation *                                0.27%            56        12.92          724
12 HK         Henderson Land Development Company Limited #                 1.00%           372         7.31        2,718
HMN           Horace Mann Educators Corporation                            0.27%            40        18.27          731
ING           ING Groep N.V. (ADR) +*                                      0.32%           106         8.23          872
KRG           Kite Realty Group Trust (6)                                  0.27%           141         5.15          726
MTU           Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR) +          0.32%           182         4.77          868
MFG           Mizuho Financial Group, Inc. (ADR) +                         0.32%           263         3.31          871
NYB           New York Community Bancorp, Inc.                             1.20%           231        14.11        3,259
PBCT          People's United Financial Inc.                               1.20%           268        12.16        3,259
SAFT          Safety Insurance Group, Inc.                                 0.27%            16        45.92          735

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
Financials (cont'd.):
SHG           Shinhan Financial Group Co., Ltd. (ADR) +                    0.32%            13      $ 68.16     $    886
STC           Stewart Information Services Corporation                     0.26%            35        20.58          720
SMFG          Sumitomo Mitsui Financial Group, Inc. (ADR) +                0.32%           137         6.35          870
16 HK         Sun Hung Kai Properties Ltd #                                1.00%           186        14.59        2,713
SNV           Synovus Financial Corp.                                      0.53%           609         2.38        1,449
TRMK          Trustmark Corporation                                        1.20%           132        24.66        3,255
UBSI          United Bankshares, Inc.                                      1.20%           131        24.85        3,255
UFCS          United Fire Group, Inc.                                      0.27%            29        25.39          736
WBS           Webster Financial Corporation                                0.53%            60        23.96        1,438
4 HK          Wharf Holdings Ltd #                                         1.00%           398         6.82        2,715
Health Care (2.61%):
CYH           Community Health Systems Inc. *                              0.53%            50        28.87        1,444
KND           Kindred Healthcare, Inc. *                                   0.27%            64        11.34          726
LPNT          LifePoint Hospitals, Inc. *                                  0.54%            34        43.24        1,470
PMC           PharMerica Corporation *                                     0.26%            56        12.85          720
SAN FP        Sanofi #                                                     1.01%            31        88.85        2,754
Industrials (11.02%):
AIR           AAR Corp.                                                    0.27%            44        16.58          730
ACM           Aecom Technology Corp. *                                     0.53%            69        21.06        1,453
BGG           Briggs & Stratton Corporation                                1.20%           172        18.95        3,259
9022 JP       Central Japan Railway Company #                              0.99%            30        90.21        2,706
ETN           Eaton Corporation                                            1.19%            69        47.10        3,250
ROCK          Gibraltar Industries Inc. *                                  0.26%            55        13.10          721
GFF           Griffon Corporation                                          0.27%            69        10.48          723
JBLU          JetBlue Airways Corporation *                                0.53%           299         4.84        1,447
KELYA         Kelly Services, Inc.                                         0.26%            56        12.86          720
KEP SP        Keppel Corporation Limited #                                 1.00%           292         9.29        2,713
MAN           Manpower Inc                                                 0.54%            39        37.46        1,461
MINI          Mobile Mini, Inc. *                                          0.27%            43        17.01          731
NOC           Northrop Grumman Corporation                                 1.20%            49        66.47        3,257
RSG           Republic Services, Inc.                                      1.19%           119        27.33        3,252
SKYW          SkyWest, Inc.                                                0.26%            68        10.60          721
TEX           Terex Corporation *                                          0.53%            64        22.74        1,455
TRN           Trinity Industries, Inc.                                     0.53%            47        30.71        1,443
Information Technology (2.39%):
AOL           AOL, Inc. *                                                  0.53%            42        34.61        1,454
CRUS          Cirrus Logic, Inc. *                                         0.25%            17        39.70          675
CVG           Convergys Corporation                                        0.53%            93        15.51        1,442
HLIT          Harmonic Inc. *                                              0.27%           155         4.68          725
UNTD          United Online, Inc.                                          0.27%           128         5.65          723
VRSN          VeriSign, Inc. *                                             0.54%            30        48.60        1,458

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                       At the Opening of Business on the
                   Initial Date of Deposit-September 28, 2012

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
Materials (9.82%):
AGU           Agrium Inc. +                                                1.13%            30      $102.99     $  3,090
AVD           American Vanguard Corporation                                0.24%            19        34.82          662
MT            ArcelorMittal (ADR) +                                        0.32%            58        14.98          869
BAS GY        BASF SE #                                                    1.01%            32        85.92        2,749
CF            CF Industries Holdings, Inc.                                 0.97%            12       220.12        2,641
CMC           Commercial Metals Company                                    1.73%           353        13.34        4,709
FRES LN       Fresnillo Plc #                                              1.00%            94        28.86        2,713
KALU          Kaiser Aluminum Corporation                                  0.26%            12        58.97          708
NEU           NewMarket Corporation                                        0.27%             3       244.08          732
PKX           POSCO (ADR) +                                                0.33%            11        82.77          911
RS            Reliance Steel & Aluminum Co.                                0.53%            27        53.06        1,433
SHW           The Sherwin-Williams Company                                 1.04%            19       148.73        2,826
TCK           Teck Resources Limited (Class B) +                           0.32%            29        29.69          861
VALE          Vale S.A. (ADR) +                                            0.32%            48        18.16          872
WLK           Westlake Chemical Corporation                                0.35%            13        73.15          951
Telecommunication Services (6.77%):
CHA           China Telecom Corporation Ltd. (ADR) +                       0.32%            15        57.87          868
CHU           China Unicom Ltd. (ADR) +                                    0.32%            53        16.36          867
FTE           France Telecom S.A. (ADR) +                                  0.32%            69        12.58          868
9433 JP       KDDI CORPORATION #                                           1.00%            35        77.71        2,720
NTT           Nippon Telegraph and Telephone Corporation (ADR) +           0.32%            36        24.31          875
9432 JP       Nippon Telegraph and Telephone Corporation (NTT) #           1.00%            56        48.78        2,731
DCM           NTT DoCoMo, Inc. (ADR) +                                     0.32%            53        16.43          871
TI            Telecom Italia SpA (ADR) +                                   0.32%            84        10.30          865
TDS           Telephone and Data Systems, Inc.                             0.53%            56        25.84        1,447
TLS AU        Telstra Corporation Limited #                                1.00%           664         4.09        2,718
VIP           VimpelCom Ltd. (ADR) +                                       0.32%            74        11.78          872
VIV FP        Vivendi S.A. #                                               1.00%           134        20.27        2,716
Utilities (7.38%):
AEP           American Electric Power Company, Inc.                        1.19%            74        43.82        3,243
ENEL IM       Enel SpA #                                                   1.00%           740         3.67        2,717
FE            FirstEnergy Corp.                                            1.20%            74        44.06        3,260
IDA           IDACORP, Inc.                                                0.53%            33        43.50        1,436
NVE           NV Energy Inc.                                               0.53%            81        17.91        1,451
PNW           Pinnacle West Capital Corporation                            1.20%            62        52.64        3,264
PNM           PNM Resources Inc.                                           0.53%            69        20.95        1,446
PPL           PPL Corporation                                              1.20%           114        28.64        3,265
                                                                         _______                                ________
                   Total Investments                                     100.00%                                $272,126
                                                                         =======                                ========
___________

See "Notes to Schedules of Investments" on page 49.

                         Schedule of Investments

    Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series
                                 FT 3729

At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                       Percentage
                                                                       of Aggregate     Number    Market       Cost of
Ticker Symbol and                                                      Offering         of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                    Price            Shares    Share        the Trust (2)
___________________________________                                    ____________     ______    _________    _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (12.03%):
BKE         The Buckle, Inc.                                             2.01%            75      $ 45.37      $  3,403
DDAIF       Daimler AG +                                                 2.01%            69        49.37         3,407
GME         GameStop Corporation (Class A)                               2.00%           162        20.92         3,389
GCI         Gannett Co., Inc.                                            2.00%           187        18.08         3,381
HRB         H&R Block, Inc.                                              2.00%           195        17.33         3,379
SJR         Shaw Communications Inc. (Class B) +                         2.01%           164        20.70         3,395
Consumer Staples (4.00%):
MO          Altria Group, Inc.                                           2.00%           100        33.90         3,390
DEG         Delhaize Group (ADR) +                                       2.00%            85        39.87         3,389
Energy (16.03%):
BP          BP Plc (ADR) +                                               2.01%            79        43.04         3,400
COP         ConocoPhillips                                               2.00%            59        57.39         3,386
DO          Diamond Offshore Drilling, Inc.                              2.00%            51        66.32         3,382
E           Eni SpA (ADR) +                                              2.01%            75        45.28         3,396
HFC         HollyFrontier Corporation                                    2.00%            82        41.31         3,387
RDS/A       Royal Dutch Shell Plc (ADR) +                                2.00%            48        70.56         3,387
TOT         Total S.A. (ADR) +                                           2.01%            66        51.57         3,404
WTI         W&T Offshore, Inc.                                           2.00%           176        19.24         3,386
Financials (19.99%):
AGNC        American Capital Agency Corp. (6)                            0.99%            49        34.36         1,684
BDN         Brandywine Realty Trust (6)                                  1.00%           139        12.21         1,697
CMO         Capstead Mortgage Corporation (6)                            1.00%           124        13.62         1,689
CYS         CYS Investments Inc. (6)                                     1.00%           120        14.06         1,687
EPR         Entertainment Properties Trust (6)                           1.00%            38        44.56         1,693
GOV         Government Properties Income Trust (6)                       1.00%            72        23.63         1,701
HTS         Hatteras Financial Corp. (6)                                 1.00%            60        28.24         1,694
HCP         HCP, Inc. (6)                                                1.00%            38        44.48         1,690
HPT         Hospitality Properties Trust (6)                             0.99%            71        23.70         1,683
IVR         Invesco Mortgage Capital Inc. (6)                            1.00%            84        20.12         1,690
LXP         Lexington Realty Trust (6)                                   1.00%           175         9.68         1,694
MFA         MFA Financial, Inc. (6)                                      1.00%           199         8.51         1,694
NHI         National Health Investors, Inc. (6)                          1.00%            33        51.43         1,697
NNN         National Retail Properties Inc. (6)                          1.01%            56        30.40         1,702
NCT         Newcastle Investment Corp.  (6)                              1.00%           226         7.48         1,691
OHI         OMEGA Healthcare Investors, Inc. (6)                         1.00%            75        22.67         1,700
PMT         PennyMac Mortgage Investment Trust (6)                       1.00%            73        23.25         1,697

                    Schedule of Investments (cont'd.)

    Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series
                                 FT 3729

At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                       Percentage
                                                                       of Aggregate     Number    Market       Cost of
Ticker Symbol and                                                      Offering         of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                    Price            Shares    Share        the Trust (2)
___________________________________                                    ____________     ______    _________    _____________
Financials (cont'd.):
PDM         Piedmont Office Realty Trust Inc. (6)                        1.00%            96      $ 17.64      $  1,693
STWD        Starwood Property Trust Inc. (6)                             1.00%            72        23.48         1,691
TWO         Two Harbors Investment Corp. (6)                             1.00%           145        11.66         1,691
Health Care (5.99%):
AZN         AstraZeneca Plc (ADR) +                                      2.00%            70        48.36         3,385
GSK         GlaxoSmithKline Plc (ADR) +                                  1.99%            72        46.77         3,367
PDLI        PDL BioPharma Inc.                                           2.00%           440         7.70         3,388
Industrials (8.00%):
CMRE        Costamare Inc. +                                             2.00%           220        15.36         3,379
PBI         Pitney Bowes Inc.                                            2.00%           241        14.02         3,379
TAL         TAL International Group, Inc.                                2.00%            98        34.52         3,383
TGH         Textainer Group Holdings Limited +                           2.00%           109        31.05         3,385
Information Technology (6.00%):
GA          Giant Interactive Group, Inc. (ADR) +                        2.00%           677         5.00         3,385
LXK         Lexmark International, Inc.                                  2.00%           148        22.87         3,385
STM         STMicroelectronics N.V. +                                    2.00%           602         5.62         3,383
Materials (4.00%):
CLF         Cliffs Natural Resources Inc.                                2.00%            85        39.83         3,386
VALE        Vale S.A. (ADR) +                                            2.00%           186        18.16         3,378
Telecommunication Services (11.98%):
BCE         BCE Inc. +                                                   1.99%            76        44.28         3,365
CTL         CenturyLink, Inc.                                            2.00%            83        40.82         3,388
FTR         Frontier Communications Corp.                                2.00%           688         4.92         3,385
KT          KT Corporation (ADR) +                                       2.00%           215        15.76         3,388
PHI         Philippines Long Distance Telephone Company
            (ADR) +                                                      1.99%            51        66.16         3,374
SKM         SK Telecom Co., Ltd. (ADR) +                                 2.00%           233        14.53         3,386
Utilities (11.98%):
CIG         Companhia Energetica de Minas Gerais-CEMIG
            (ADR) +                                                      2.00%           275        12.29         3,380
ETR         Entergy Corporation                                          2.00%            49        69.15         3,388
NGG         National Grid Plc (ADR) +                                    1.99%            60        56.29         3,377
PPL         PPL Corporation                                              2.00%           118        28.64         3,380
PEG         Public Service Enterprise Group Incorporated                 1.99%           106        31.85         3,376
TE          TECO Energy, Inc.                                            2.00%           191        17.70         3,381
                                                                       _______                                 ________
                 Total Investments                                     100.00%                                 $169,270
                                                                       =======                                 ========

______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

            Target Growth Portfolio, 4th Quarter 2012 Series
                                 FT 3729

At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                       Percentage        Number    Market        Cost of
Ticker Symbol and                                                      of Aggregate      of        Value per     Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price    Shares    Share         the Trust (2)
___________________________________                                    ______________    ______    _________     _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (19.99%):
DHI       D.R. Horton, Inc.                                              3.34%           230       $  20.94      $  4,816
LEN       Lennar Corporation                                             3.33%           136          35.26         4,795
KORS      Michael Kors Holdings Ltd. +*                                  3.32%            90          53.26         4,793
PETM      PetSmart, Inc.                                                 3.33%            70          68.65         4,805
ROST      Ross Stores, Inc.                                              3.33%            74          64.91         4,803
TJX       The TJX Companies, Inc.                                        3.34%           107          45.05         4,820
Consumer Staples (10.01%):
MO        Altria Group, Inc.                                             3.34%           142          33.90         4,814
HSY       The Hershey Company                                            3.34%            68          70.84         4,817
PM        Philip Morris International Inc.                               3.33%            53          90.66         4,805
Energy (9.96%):
XOM       Exxon Mobil Corporation                                        3.31%            52          91.80         4,774
HFC       HollyFrontier Corporation                                      3.32%           116          41.31         4,792
MPC       Marathon Petroleum Corporation                                 3.33%            88          54.53         4,799
Financials (3.33%):
DFS       Discover Financial Services                                    3.33%           121          39.71         4,805
Health Care (13.35%):
BIIB      Biogen Idec Inc. *                                             3.35%            32         150.71         4,823
BCR       C.R. Bard, Inc.                                                3.34%            46         104.61         4,812
DVA       DaVita, Inc. *                                                 3.34%            47         102.40         4,813
VRTX      Vertex Pharmaceuticals Incorporated *                          3.32%            86          55.72         4,792
Industrials (3.33%):
TDG       TransDigm Group, Inc. *                                        3.33%            34         141.09         4,797
Information Technology (19.99%):
ADS       Alliance Data Systems Corporation *                            3.35%            34         142.07         4,830
AAPL      Apple Inc.                                                     3.31%             7         681.41         4,770
EBAY      eBay Inc. *                                                    3.34%            98          49.12         4,814
STX       Seagate Technology +                                           3.34%           151          31.93         4,821
SYMC      Symantec Corporation *                                         3.33%           264          18.21         4,807
WDC       Western Digital Corporation                                    3.32%           121          39.60         4,792
Materials (20.04%):
AGU       Agrium Inc. +                                                  3.36%            47         102.99         4,841
CF        CF Industries Holdings, Inc.                                   3.36%            22         220.12         4,843
FMC       FMC Corporation                                                3.32%            86          55.74         4,794
MON       Monsanto Company                                               3.36%            53          91.36         4,842
SHW       The Sherwin-Williams Company                                   3.30%            32         148.73         4,759
SLW       Silver Wheaton Corporation +                                   3.34%           122          39.42         4,809
                                                                       _______                                   ________
                  Total Investments                                    100.00%                                   $144,197
                                                                       =======                                   ========
___________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

    Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series
                                 FT 3729

At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                         Percentage        Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate      of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price    Shares    per Share   the Trust (2)
___________________________________                                      ______________    ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (17.51%):
AEO         American Eagle Outfitters, Inc.                                0.12%              25     $ 21.09     $    527
ANN         AnnTaylor Stores Corporation *                                 0.10%              12       37.67          452
EAT         Brinker International, Inc.                                    0.11%              13       35.30          459
CMCSA       Comcast Corporation (Class A)                                  2.19%             264       35.78        9,446
CBRL        Cracker Barrel Old Country Store Inc.                          0.11%               7       67.50          472
DDS         Dillard's, Inc. (Class A)                                      0.10%               6       72.58          435
DTV         DIRECTV, Inc. *                                                3.22%             267       52.00       13,883
DLTR        Dollar Tree, Inc. *                                            1.11%              98       48.57        4,760
FL          Foot Locker, Inc.                                              0.16%              19       36.04          685
GPS         The Gap, Inc.                                                  0.50%              61       35.38        2,158
HD          The Home Depot, Inc.                                           5.48%             394       59.88       23,593
JAH         Jarden Corp. *                                                 0.12%              10       52.43          524
LAD LN      Ladbrokes Plc #                                                0.67%           1,015        2.82        2,867
LL          Lumber Liquidators Holdings Inc. *                             0.11%               9       50.54          455
MHP         The McGraw-Hill Companies, Inc.                                1.50%             118       54.81        6,468
PZZA        Papa John's International, Inc. *                              0.10%               8       53.78          430
PETM        PetSmart, Inc.                                                 0.22%              14       68.65          961
ROST        Ross Stores, Inc.                                              0.42%              28       64.91        1,817
SNI         Scripps Networks Interactive, Inc.                             0.20%              14       61.25          857
TWC         Time Warner Cable, Inc.                                        0.86%              39       94.99        3,705
VSI         Vitamin Shoppe, Inc. *                                         0.11%               8       57.37          459
Consumer Staples (6.38%):
MO          Altria Group, Inc.                                             1.62%             206       33.90        6,983
CL          Colgate-Palmolive Company                                      1.20%              48      107.35        5,153
PM          Philip Morris International Inc.                               3.56%             169       90.66       15,322
Energy (9.56%):
386 HK      China Petroleum and Chemical Corporation (Sinopec) #           0.67%           3,079        0.93        2,867
XOM         Exxon Mobil Corporation                                        7.64%             358       91.80       32,864
MPC         Marathon Petroleum Corporation                                 0.20%              16       54.53          872
SLB         Schlumberger Limited +                                         1.05%              62       73.24        4,541
Financials (19.97%):
AXP         American Express Company                                       3.00%             228       56.57       12,898
3988 HK     Bank of China Ltd. #                                           0.67%           7,589        0.38        2,868
939 HK      China Construction Bank #                                      0.67%           4,155        0.69        2,867
CB          The Chubb Corporation                                          3.48%             197       76.15       15,002
DFS         Discover Financial Services                                    3.30%             358       39.71       14,216
1398 HK     Industrial and Commercial Bank of China Ltd. #                 0.67%           4,919        0.58        2,868
JPM         JPMorgan Chase & Co.                                           3.00%             317       40.68       12,896
EMG LN      Man Group Plc #                                                0.67%           2,093        1.37        2,868
RSA LN      Royal & Sun Alliance Insurance Group Plc #                     0.67%           1,577        1.82        2,867
TMK         Torchmark Corporation                                          0.84%              71       51.15        3,632
TRV         The Travelers Companies, Inc.                                  3.00%             189       68.41       12,929

                    Schedule of Investments (cont'd.)

    Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series
                                 FT 3729

At the Opening of Business on the Initial Date of Deposit-September 28, 2012

                                                                         Percentage        Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate      of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price    Shares    per Share   the Trust (2)
___________________________________                                      ______________    ______    _________   _____________
Health Care (13.64%):
AMGN        Amgen Inc.                                                     3.60%             184     $ 84.27     $ 15,505
BDX         Becton, Dickinson and Company                                  0.88%              48       78.74        3,780
CELG        Celgene Corporation *                                          1.84%             103       76.76        7,906
MRK         Merck & Co., Inc.                                              0.66%              63       45.23        2,849
PFE         Pfizer Inc.                                                    3.67%             632       24.96       15,774
UNH         UnitedHealth Group Incorporated                                2.99%             229       56.24       12,879
Industrials (6.57%):
MMM         3M Company                                                     3.99%             185       92.82       17,172
BA/ LN      BAE Systems Plc #                                              0.67%             539        5.31        2,864
267 HK      CITIC Pacific Limited #                                        0.67%           2,433       1.18         2,868
DNB         The Dun & Bradstreet Corporation                               0.22%              12       80.22          963
NOC         Northrop Grumman Corporation                                   1.02%              66       66.47        4,387
Information Technology (17.78%):
CRUS        Cirrus Logic, Inc. *                                           0.10%              11       39.70          437
HRS         Harris Corporation                                             2.43%             204       51.34       10,473
INTC        Intel Corporation                                              3.66%             683       23.07       15,757
IBM         International Business Machines Corporation                    3.01%              63      205.91       12,972
STX         Seagate Technology +                                           5.17%             697       31.93       22,255
VRSN        VeriSign, Inc. *                                               3.41%             302       48.60       14,677
Materials (3.60%):
AGU         Agrium Inc. +                                                  0.48%              20      102.99        2,060
AVD         American Vanguard Corporation                                  0.10%              13       34.82          453
CF          CF Industries Holdings, Inc.                                   1.13%              22      220.12        4,843
FMC         FMC Corporation                                                0.40%              31       55.74        1,728
NEU         NewMarket Corporation                                          0.11%               2      244.08          488
SHW         The Sherwin-Williams Company                                   1.24%              36      148.73        5,354
WLK         Westlake Chemical Corporation                                  0.14%               8       73.15          585
Telecommunication Services (4.99%):
T           AT&T Inc.                                                      3.65%             414       37.99       15,728
VZ          Verizon Communications Inc.                                    0.67%              63       45.76        2,883
VOD LN      Vodafone Group Plc #                                           0.67%             998        2.87        2,866
                                                                         _______                                 ________
                 Total Investments                                       100.00%                                 $430,432
                                                                         =======                                 ========

______________________

See "Notes to Schedules of Investments" on page 49.


                         Schedule of Investments

       Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series
                                 FT 3729

                    At the Opening of Business on the
               Initial Date of Deposit-September 28, 2012

                                                                        Percentage
                                                                        of Aggregate   Number      Market         Cost of
Ticker Symbol and                                                       Offering       of          Value per      Securities to
Name of Issuer of Securities (1)(4)                                     Price          Shares      Share          the Trust (2)
___________________________________                                     ____________   ______      _________      _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (80.15%):
AEO         American Eagle Outfitters, Inc.                               1.21%           98       $  21.09       $  2,067
ANN         AnnTaylor Stores Corporation *                                1.02%           46          37.67          1,733
EAT         Brinker International, Inc.                                   1.01%           49          35.30          1,730
CMCSA       Comcast Corporation (Class A)                                21.98%        1,048          35.78         37,497
CBRL        Cracker Barrel Old Country Store Inc.                         1.03%           26          67.50          1,755
DDS         Dillard's, Inc. (Class A)                                     1.02%           24          72.58          1,742
FL          Foot Locker, Inc.                                             1.60%           76          36.04          2,739
GPS         The Gap, Inc.                                                 5.02%          242          35.38          8,562
HD          The Home Depot, Inc.                                         24.96%          711          59.88         42,575
JAH         Jarden Corp. *                                                1.23%           40          52.43          2,097
LL          Lumber Liquidators Holdings Inc. *                            1.01%           34          50.54          1,718
PZZA        Papa John's International, Inc. *                             1.01%           32          53.78          1,721
PETM        PetSmart, Inc.                                                2.17%           54          68.65          3,707
ROST        Ross Stores, Inc.                                             4.30%          113          64.91          7,334
SNI         Scripps Networks Interactive, Inc.                            2.05%           57          61.25          3,491
TWC         Time Warner Cable, Inc.                                       8.52%          153          94.99         14,534
VSI         Vitamin Shoppe, Inc. *                                        1.01%           30          57.37          1,721
Information Technology (3.22%):
CRUS        Cirrus Logic, Inc. *                                          1.00%           43          39.70          1,707
VRSN        VeriSign, Inc. *                                              2.22%           78          48.60          3,791
Materials (16.63%):
AGU         Agrium Inc. +                                                 4.77%           79         102.99          8,136
AVD         American Vanguard Corporation                                 1.00%           49          34.82          1,706
CF          CF Industries Holdings, Inc.                                  4.00%           31         220.12          6,824
NEU         NewMarket Corporation                                         1.00%            7         244.08          1,709
SHW         The Sherwin-Williams Company                                  4.45%           51         148.73          7,585
WLK         Westlake Chemical Corporation                                 1.41%           33          73.15          2,414
                                                                        _______                                   ________
                 Total Investments                                      100.00%                                   $170,595
                                                                        =======                                   ========
___________

See "Notes to Schedules of Investments" on page 49.

Page 48

                    NOTES TO SCHEDULES OF INVESTMENTS

(1) All Securities are represented by regular way contracts to purchase such Securities which are backed by an irrevocable letter of credit deposited with the Trustee. The Sponsor entered into purchase contracts for the Securities on September 28, 2012. Such purchase contracts are expected to settle within three business days.

(2) The cost of the Securities to a Trust represents the aggregate underlying value with respect to the Securities acquired-generally determined by the closing sale prices of the Securities on the applicable exchange (where applicable, converted into U.S. dollars at the exchange rate at the Evaluation Time) at the Evaluation Time on the business day prior to the Initial Date of Deposit. The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. The valuation of the Securities has been determined by the Evaluator, an affiliate of the Sponsor. In accordance with Accounting Standards Codification 820, "Fair Value Measurements and Disclosures," each Trust's investments are classified as Level 1, which refers to securities traded in an active market. The cost of the Securities to the Sponsor and the Sponsor's profit or loss (which is the difference between the cost of the Securities to the Sponsor and the cost of the Securities to a Trust) are set forth below:

                                                                         Cost of Securities    Profit
                                                                         to Sponsor            (Loss)
                                                                         __________________    ________
The Dow(R) Target 5 Portfolio, 4th Quarter 2012 Series                      $176,556           $  290
The Dow(R) Target Dividend Portfolio, 4th Quarter 2012 Series                171,203              441
Global Target 15 Portfolio, 4th Quarter 2012 Series                          178,452             (651)
Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series                       130,608              357
NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series           142,879            1,665
S&P Target 24 Portfolio, 4th Quarter 2012 Series                             153,628              395
S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series                        125,478              486
Target 50/50 Portfolio, 4th Quarter 2012 Series                              458,720              729
Target Diversified Dividend Portfolio, 4th Quarter 2012 Series               162,631              381
Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series            292,057             (504)
Target Double Play Portfolio, 4th Quarter 2012 Series                        144,803              366
Target Focus Five Portfolio, 4th Quarter 2012 Series                         271,728              398
Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series            168,671              599
Target Growth Portfolio, 4th Quarter 2012 Series                             143,583              614
Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series            429,550              882
Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series                   170,175              420

(3) Current Dividend Yield for each Security was calculated by dividing the most recent annualized ordinary dividend declared or paid on a Security (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend) by that Security's closing sale price at the Evaluation Time on the business day prior to the Initial Date of Deposit, without consideration of foreign withholding or changes in currency exchange rates, if applicable.

(4) Common stocks of companies headquartered or incorporated outside the United States comprise the percentage of the investments of the Trusts as indicated:
  Global Target 15 Portfolio, 4th Quarter 2012 Series, 66.67%
  Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series, 3.16%
  NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series, 100.00% S&P Target 24 Portfolio, 4th Quarter 2012 Series, 12.45%
  S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series, 4.44%
  Target 50/50 Portfolio, 4th Quarter 2012 Series, 10.09%
  Target Diversified Dividend Portfolio, 4th Quarter 2012 Series, 20.01% Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series, 46.69% Target Double Play Portfolio, 4th Quarter 2012 Series, 2.41%
  Target Focus Five Portfolio, 4th Quarter 2012 Series, 30.25%
  Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series, 40.01% Target Growth Portfolio, 4th Quarter 2012 Series, 13.36%
  Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series, 13.40% Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series, 4.77%

Page 49

(5) Securities of companies in the following sectors comprise the percentage of the investments of the Trusts as indicated:

Global Target 15 Portfolio, 4th Quarter 2012 Series:
  Consumer Discretionary, 6.66%; Energy, 6.67%; Financials, 33.35%; Health Care, 13.33%; Industrials, 13.33%; Information Technology, 6.67%; Telecommunication Services, 19.99%

NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series:
  Consumer Discretionary, 8.00%; Energy, 28.00%; Financials, 20.00%; Materials, 16.00%; Telecommunication Services, 28.00%

(6) This Security represents the common stock of a Real Estate Investment Trust headquartered or incorporated in the United States ("REIT"). REITs comprise the percentage of the investments of the Trusts as indicated:
  S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series, 1.11%
  Target Focus Five Portfolio, 4th Quarter 2012 Series, 0.27%
  Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series, 19.99%

+ This Security represents the common stock of a foreign company which trades directly, or through an American Depositary Receipt ("ADR"), on a U.S. national securities exchange.

# This Security represents the common stock of a foreign company which trades directly on a foreign securities exchange. Amounts may not compute due to rounding.

*  This Security represents a non-income producing security.


Page 50
                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series. The series to which this prospectus relates, FT 3729, consists of 16 separate portfolios set forth below:

- Dow(R) Target 5 4Q '12 - Term 1/9/14
  (The Dow(R) Target 5 Portfolio, 4th Quarter 2012 Series)
- Dow(R) Target Dvd. 4Q '12 - Term 1/9/14
  (The Dow(R) Target Dividend Portfolio, 4th Quarter 2012 Series)
- Global Target 15 4Q '12 - Term 1/9/14
  (Global Target 15 Portfolio, 4th Quarter 2012 Series)
- Nasdaq(R)  Target 15 4Q '12 - Term 1/9/14
  (Nasdaq(R) Target 15 Portfolio, 4th Quarter 2012 Series)
- NYSE(R) Intl. Target 25 4Q '12 - Term 1/9/14
  (NYSE(R) International Target 25 Portfolio, 4th Quarter 2012 Series)
- S&P Target 24 4Q '12 - Term 1/9/14
  (S&P Target 24 Portfolio, 4th Quarter 2012 Series)
- S&P Target SMid 60 4Q '12 - Term 1/9/14
  (S&P Target SMid 60 Portfolio, 4th Quarter 2012 Series)
- Target 50/50 4Q '12 - Term 1/9/14
  (Target 50/50 Portfolio, 4th Quarter 2012 Series)
- Target Divsd. Dvd. 4Q '12 - Term 1/9/14
  (Target Diversified Dividend Portfolio, 4th Quarter 2012 Series)
- Target Dvd. Multi-Strat. 4Q '12 - Term 1/9/14
  (Target Dividend Multi-Strategy Portfolio, 4th Quarter 2012 Series)
- Target Dbl. Play 4Q '12 - Term 1/9/14
  (Target Double Play Portfolio, 4th Quarter 2012 Series)
- Target Focus 5 4Q '12 - Term 1/9/14
  (Target Focus Five Portfolio, 4th Quarter 2012 Series)
- Target Global Dvd. Leaders 4Q '12 - Term 1/9/14
  (Target Global Dividend Leaders Portfolio, 4th Quarter 2012 Series)
- Target Growth 4Q '12 - Term 1/9/14
  (Target Growth Portfolio, 4th Quarter 2012 Series)
- Target VIP Cons. Eqty. 4Q '12 - Term 1/9/14
  (Target VIP Conservative Equity Portfolio, 4th Quarter 2012 Series)
- Value Line(R) Target 25 4Q '12 - Term 1/9/14
  (Value Line(R) Target 25 Portfolio, 4th Quarter 2012 Series)

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

YOU MAY GET MORE SPECIFIC DETAILS CONCERNING THE NATURE, STRUCTURE AND RISKS OF THIS PRODUCT IN AN "INFORMATION SUPPLEMENT" BY CALLING THE SPONSOR AT 1-800-621-1675, EXT. 1.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

After the Initial Date of Deposit, we may deposit additional Securities in a Trust, or cash (including a letter of credit or the equivalent) with instructions to buy more Securities, to create new Units for sale. If we create additional Units, we will attempt, to the extent practicable, to maintain the percentage relationship established among the Securities on the Initial Date of Deposit (as set forth in "Schedule of Investments" for each Trust), adjusted to reflect the sale, redemption or liquidation of any of the Securities or any stock split or a merger or other similar event affecting the issuer of the Securities.

Since the prices of the Securities will fluctuate daily, the ratio of Securities in a Trust, on a market value basis, will also change daily. The portion of Securities represented by each Unit will not change as a result of the deposit of additional Securities or cash in a Trust. If we deposit cash, you and new investors may experience a dilution of your investment. This is because prices of Securities will fluctuate between the time of the cash deposit and the purchase of the Securities, and because the Trusts pay the associated brokerage fees. To reduce this dilution, the Trusts will try to buy the Securities as close to the Evaluation Time and as close to the evaluation price as possible. In addition, because the Trusts pay the brokerage fees associated with the creation of new Units and with the sale of Securities to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses.

An affiliate of the Trustee may receive these brokerage fees or the Trustee may retain and pay us (or our affiliate) to act as agent for a Trust to buy Securities. If we or an affiliate of ours act as agent to a Trust, we will be subject to the restrictions under the Investment Company Act of 1940, as amended (the "1940 Act").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may be periodically sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a Trust," to maintain the sound investment character of a Trust, and the proceeds received by a Trust will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote the Securities and will endeavor to vote the Securities such that the Securities are voted as closely as possible in the same manner and the same general proportion as are the Securities held by owners other than such Trust.

Neither we nor the Trustee will be liable for a failure in any of the Securities. However, if a contract for the purchase of any of the Securities initially deposited in a Trust fails, unless we can purchase substitute Securities ("Replacement Securities") we will refund to you that portion of the purchase price and transactional sales charge resulting from the failed contract on the next Distribution Date. Any Replacement Security a Trust acquires will be identical to those from the failed contract.

                        Portfolios

Objective.

When you invest in a Trust you are purchasing a quality portfolio of attractive common stocks in one convenient purchase. Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

               The Dow(R) Target 5 Portfolio

The Dow (R) Target 5 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, The Dow
(R) Target 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Investing in stocks with high dividend yields may be effective in achieving the investment objective of the Trust, because regular dividends are common for established companies, and dividends have historically accounted for a large portion of the total return on stocks. The Dow (R) Target 5 Strategy seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in the Dow Jones Industrial Average(sm) ("DJIA(sm)").

The Dow(R) Target 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by their current indicated dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 highest dividend-yielding stocks from this group.

Step 3: From the 10 stocks selected in Step 2, we select an equally-weighted portfolio of the five stocks with the lowest per share stock price for The Dow (R) Target 5 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, The Dow (R) Target 5 Portfolio is considered to be a Large-Cap Value Trust.

           The Dow(R) Target Dividend Portfolio

The Dow(R) Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Index(sm) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book as a means to seek to achieve its investment objective.

The Dow(R) Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Index(sm) as of two business days prior to the date of this prospectus (best [1] to worst [100]) by the following equally-weighted factors:

- Change in return on assets over the last 12 months. An increase in return on assets is generally used as an indication of improving business fundamentals and would receive a higher ranking than a stock with a negative change in return on assets.

- Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall combined ranking on the two factors for The Dow(R) Target Dividend Strategy. In the event of a tie, the stock with the better price-to-book ratio is selected.

Companies which, as of the business day prior to the Initial Date of Deposit, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Index(sm), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(sm) within thirty days from the selection date, have been removed from the universe of securities from which The Dow(R) Target Dividend Strategy stocks are selected.

                Global Target 15 Portfolio

The Global Target 15 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Global Target 15 Strategy seeks to uncover stocks that may be out of favor or undervalued. The Trust seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in a particular index. The Global Target 15 Strategy stocks are determined as follows:

Step 1: We rank all stocks contained in the DJIA(sm), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index by their current indicated dividend yield as of the business day prior to the date of this prospectus.

Step 2: We select the 10 highest dividend-yielding stocks in each respective index.

Step 3: We select an approximately equally-weighted portfolio of the five stocks with the lowest per share stock price of the 10 highest dividend-yielding stocks in each respective index as of their respective selection date for the Global Target 15 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Global Target 15 Portfolio is considered to be a Large-Cap Value Trust.

               Nasdaq(R) Target 15 Portfolio

The Nasdaq(R) Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index(R) stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq(R) Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index(R) as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by 6-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for Nasdaq(R) Target 15 Strategy. In the event of a tie, the stock with the higher 6-month price momentum is selected.

The stocks which comprise Nasdaq(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of Nasdaq(R) Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

Based on the composition of the portfolio on the Initial Date of Deposit, the Nasdaq(R) Target 15 Portfolio is considered to be a Large-Cap Growth Trust.

        NYSE(R) International Target 25 Portfolio

Incorporating international investments into an overall portfolio can offer benefits such as diversification, reduced volatility and the potential for enhanced performance. The NYSE (R) International Target 25 Strategy provides investors with a way to strategically invest in foreign companies. The NYSE (R) International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Index(sm) as of two business days prior to the date of this prospectus. The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

Step 2: We rank each stock on two equally-weighted factors:

- Price-to-book; and

- Price to cash flow.

Lower, but positive, price-to-book and price to cash flow ratios are generally used as an indication of value.

Step 3: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 eligible stocks with the best overall ranking on the two factors, taking into consideration that only whole shares will be purchased. In the event of a tie, the stock with the better price-to-book ratio is selected.

Based on the composition of the portfolio on the Initial Date of Deposit, the NYSE (R) International Target 25 Portfolio is considered to be a Large-Cap Value Trust.

                  S&P Target 24 Portfolio

The S&P Target 24 Strategy selects a portfolio of 24 common stocks from the S&P 500 Index which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500 Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

- Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings;

- Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings; and

- Bullish interest indicator, which is measured over the trailing 12 months by subtracting the number of shares traded in months in which the stock price declined from the number of shares traded in months in which the stock price rose and dividng the resulting number by the total number of shares traded over the 12-month period. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors from which stocks are selected.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target 24 Portfolio is considered to be a Large-Cap Growth Trust.

               S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and sentiment. The strategy focuses on small and mid-size companies because we believe they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, in our opinion the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price-to-book value and select the best quartile from each index-100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price-to-book ratio.

Step 3: We rank each stock on three equally-weighted factors:

- Price to cash flow;

- 12-month change in return on assets; and

- 3-month price appreciation.

Step 4: We eliminate any registered investment companies, limited partnerships, business development companies and any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the portfolio. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600, taking into consideration that only whole shares will be purchased.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target SMid 60 Portfolio is considered to be a Small-Cap Value Trust.

                  Target 50/50 Portfolio

The composition of the Target 50/50 Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 of the portfolio is composed of common stocks which comprise the Dow (R) Target Dividend Strategy; and

- Approximately 1/2 of the portfolio is composed of common stocks which comprise the Target VIP Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the caption "The Dow(R) Target Dividend
Portfolio." The Securities which comprise the Target VIP Strategy portion of the Trust were selected as follows:

Target VIP Strategy.

The Target VIP Strategy invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies. While each of the underlying strategies included in the Target VIP Strategy also seeks to provide an above-average total return, each follows a different investment strategy. The Target VIP Strategy seeks to outperform the S&P 500 Index. The Target VIP Strategy provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

- Approximately 1/6 of the portfolio is composed of common stocks which comprise The Dow(R) DART 5 Strategy;

- Approximately 1/6 of the portfolio is composed of common stocks which comprise the European Target 20 Strategy;

- Approximately 1/6 of the portfolio is composed of common stocks which comprise the Nasdaq(R) Target 15 Strategy;

- Approximately 1/6 of the portfolio is composed of common stocks which comprise the S&P Target 24 Strategy;

- Approximately 1/6 of the portfolio is composed of common stocks which comprise the Target Small-Cap Strategy; and

- Approximately 1/6 of the portfolio is composed of common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Nasdaq(R) Target 15 Strategy and the S&P Target 24 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Nasdaq(R) Target 15 Portfolio" and "S&P Target 24 Portfolio," respectively. The Securities which comprise The Dow(R) DART 5 Strategy, the European Target 20 Strategy, the Target Small-Cap Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were selected as follows:

The Dow(R) Dividend and Repurchase Target ("DART") 5 Strategy.

The Dow(R) DART 5 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Strategy's investment objective. By analyzing dividend yields, The Dow(R) DART 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus compared to a company's shares outstanding as of the business day prior to the date of this prospectus.

The Dow(R) DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their current indicated dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow(R) DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by their current indicated dividend yield as of two business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy. During the initial offering period, the Target VIP Portfolio will not invest more than 5% of its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. corporations which trade on the NYSE, the NYSE Amex or The NASDAQ Stock Market(R) ("Nasdaq") (excluding limited partnerships, ADRs and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings (based on the trailing 12-month period) are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months and weight them on a market capitalization basis (highest to lowest) for the Target Small-Cap Strategy.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The Securities which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line(R) Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line(R), as of two business days prior to the date of this prospectus, gives their #1 ranking for Timeliness(TM) and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 eligible stocks with the lowest sums for the Value Line Target 25 Strategy. Stocks of financial companies, as defined by S&P's Global Industry Classification Standard ("GICS"), and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for inclusion in the Value Line(R) Target 25 Strategy stocks. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

           Target Diversified Dividend Portfolio

The Target Diversified Dividend Strategy seeks above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $250 million;

- Minimum three-month average daily trading volume of $1.5 million; and

- Minimum stock price of $5.

Step 2: We eliminate real estate investment trusts ("REITs"), ADRs, registered investment companies and limited partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors:

- Indicated dividend yield - 50%;

- Price-to-book - 25%; and

- Payout ratio - 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the ten major GICS market sectors with the highest combined ranking on the three factors. In the event of a tie, the stock with the better price-to-book ratio is selected.

         Target Dividend Multi-Strategy Portfolio

The composition of the Target Dividend Multi-Strategy Portfolio on the Initial Date of Deposit is as follows:

- Approximately 25% of the portfolio is composed of common stocks which comprise The Dow (R) Target Dividend Strategy;

- Approximately 25% of the portfolio is composed of common stocks which comprise the European Target 20 Strategy;

- Approximately 25% of the portfolio is composed of common stocks which comprise the Global Target 15 Strategy; and

- Approximately 25% of the portfolio is composed of common stocks which comprise the Target Diversified Dividend Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the European Target 20 Strategy, the Global Target 15 Strategy and the Target Diversified Dividend Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Dow(R) Target Dividend Portfolio," "Target 50/50 Portfolio," "Global Target 15 Portfolio" and "Target Diversified Dividend Portfolio," respectively.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Dividend Multi-Strategy Portfolio is considered to be a Large-Cap Value Trust.

               Target Double Play Portfolio

The Target Double Play Portfolio invests in the common stocks of companies which are selected by applying two separate uniquely specialized strategies. While each of the strategies included in the Target Double Play Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Target Double Play Portfolio seeks to outperform the S&P 500 Index. Finding the right mix of investments is a key factor to successful investing. Because different investments often react differently to economic and market changes, diversifying among low-correlated investments has the potential to enhance your returns and help reduce your overall investment risk. The Target Double Play Portfolio has been developed to seek to address this purpose.

The composition of the Target Double Play Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 of the portfolio is composed of common stocks which comprise The Dow(R) Target Dividend Strategy; and

- Approximately 1/2 of the portfolio is composed of common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Dow(R) Target Dividend Portfolio" and "Target 50/50 Portfolio," respectively.

                Target Focus Five Portfolio

The composition of the Target Focus Five Portfolio on the Initial Date of Deposit is as follows:

- Approximately 24% of the portfolio is composed of common stocks which comprise The Dow(sm) Target Dividend Strategy;

- Approximately 24% of the portfolio is composed of common stocks which comprise the S&P Target SMid 60 Strategy;

- Approximately 24% of the portfolio is composed of common stocks which comprise the Value Line(R) Target 25 Strategy;

- Approximately 20% of the portfolio is composed of common stocks which comprise the MSCI EAFE Target 20 Strategy; and

- Approximately 8% of the portfolio is composed of common stocks which comprise the NYSE (R) International Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the S&P Target SMid 60 Strategy, the Value Line(R) Target 25 Strategy and the NYSE (R) International Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "The Dow(R) Target Dividend Portfolio," "S&P Target SMid 60 Portfolio," "Target 50/50 Portfolio" and "NYSE (R) International Target 25 Portfolio," respectively. The Securities which comprise the MSCI EAFE Target 20 Strategy portion of the Trust were chosen by applying the selection criteria set forth below.

MSCI EAFE Target 20 Strategy.

The MSCI EAFE Target 20 Strategy selects 20 common stocks from the MSCI EAFE Index(R). The MSCI EAFE Target 20 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the MSCI EAFE Index(R) as of two business days prior to the date of this prospectus.

Step 2: We then select the 200 largest by market capitalization that meet both of the following three-month average daily trading volume liquidity screens:

- Minimum of $5 million traded.

- Minimum of 100,000 shares traded.

Step 3: The remaining stocks are ranked on four equally-weighted factors:

- Price to cash flow.

- Price-to-book.

- Return on assets.

- Momentum (as measured by equally-weighted 6- and 12-month price appreciation).

Step 4: We purchase an approximately equally-weighted portfolio of the 20 stocks with the highest combined ranking on the four factors, subject to a maximum of four stocks from any one of the ten major market sectors and a maximum of four stocks from any single country.

         Target Global Dividend Leaders Portfolio

The Target Global Dividend Leaders Strategy stocks are determined based on these steps:

Step 1: We establish three distinct universes as of two business days prior to the Initial Date of Deposit which consist of the following:

- Domestic equity - all U.S. stocks.

- International equity - all foreign stocks that are listed on a U.S. securities exchange either directly or in the form of ADRs.

- REITs - all U.S. REITs.

Step 2: Registered investment companies and limited partnerships are excluded from all universes. REITs are also excluded from the domestic and international equity universes.

Step 3: We select the stocks in each universe that meet the following criteria:

- Market capitalization greater than $1 billion.

- Three-month average daily trading volume greater than $1 million.

- Current indicated dividend yield greater than twice that of the S&P 500 Index at the time of selection.

Step 4: We rank the selected stocks within each universe on three equally-weighted factors: price to cash flow; return on assets; and 3-, 6- and 12-month price appreciation.

Step 5: We select the 20 stocks within each universe with the best overall combined rankings, subject to a maximum of four stocks from any one of the ten major market sectors for both the domestic and international equity universes. If a universe has less than 20 eligible securities, all eligible securities are selected.

Step 6: The universes are approximately weighted as shown below. Stocks are approximately equally-weighted within their universe, taking into consideration that only whole shares will be purchased.

- 40% domestic equity.

- 40% international equity.

- 20% REITs.

                  Target Growth Portfolio

The Target Growth Strategy invests in stocks with large market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $6 billion;

- Minimum three month average daily trading volume of $5 million;
and

- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, registered investment companies and limited partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three equally-weighted factors:

- Sustainable growth rate (a measurement of a company's implied growth rate that can be funded with its internal capital; it is calculated by multiplying return on equity over the trailing 12 months by (1- payout ratio), where payout ratio is the trailing 12 months dividends per share divided by trailing 12 months earnings per share);

- Change in return on assets; and

- Recent 6-month price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major GICS market sectors. In the event of a tie, the stock with the higher sustainable growth rate is selected.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Growth Portfolio is considered to be a Large-Cap Growth Trust.

         Target VIP Conservative Equity Portfolio

The Target VIP Conservative Equity Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies. The Target VIP Conservative Equity Strategy seeks to outperform the S&P 500 Index. The Target VIP Conservative Equity Portfolio provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market. The composition of the Target VIP Conservative Equity Portfolio on the Initial Date of Deposit is as follows:

- Approximately 30% of the portfolio is composed of common stocks which comprise The Dow(R) DART 10 Strategy;

- Approximately 10% of the portfolio is composed of common stocks which comprise the Global Target 15 Strategy;

- Approximately 50% of the portfolio is composed of common stocks which comprise the S&P Target 24 Strategy; and

- Approximately 10% of the portfolio is composed of common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Global Target 15 Strategy, the S&P Target 24 Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Global Target 15 Portfolio," "S&P Target 24 Portfolio" and "Target 50/50 Portfolio," respectively. The Securities which comprise The Dow (R) DART 10 Strategy portion of the Trust were selected as follows:

The Dow(R) DART 10 Strategy.

The Dow (R) DART 10 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios as a means to seek to achieve the Strategy's investment objective. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus compared to a company's shares outstanding as of the business day prior to the date of this prospectus.

The Dow (R) DART 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their current indicated dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select an approximately equally-weighted portfolio of the 10 stocks with the highest combined dividend yields and buyback ratios for The Dow(R) DART 10 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target VIP Conservative Equity Portfolio is considered to be a Large-Cap Blend Trust.

             Value Line(R) Target 25 Portfolio

The Securities which comprise the Value Line(R) Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Other Considerations.

Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which each Trust's Securities are selected.

The Securities for each of the strategies were selected as of a strategy's selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy's selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under "Removing Securities from a Trust" have been excluded from the universe of securities from which each Trust's Securities are selected.

From time to time in the prospectus or in marketing materials we may identify a portfolio's style and capitalization characteristics to describe a trust. These characteristics are designed to help you better understand how a Trust may fit into your overall investment plan. These characteristics are determined by the Sponsor as of the Initial Date of

Deposit and, due to changes in the value of the Securities, may vary thereafter. In addition, from time to time, analysts and research professionals may apply different criteria to determine a Security's style and capitalization characteristics, which may result in designations which differ from those arrived at by the Sponsor. In general, growth stocks are those with high relative price-to-book ratios while value stocks are those with low relative price-to-book ratios. At least 65% of the stocks in a trust on the trust's initial date of deposit must fall into either the growth or value category for a trust itself to receive the designation. Trusts that do not meet this criteria are designated as blend trusts. In determining market capitalization characteristics, we analyze the market capitalizations of the 3,000 largest stocks in the United States (excluding foreign securities, ADRs, limited partnerships and regulated investment companies). Companies with market capitalization among the largest 10% are considered Large-Cap securities, the next 20% are considered Mid-Cap securities and the remaining securities are considered Small-Cap securities. Both the weighted average market capitalization of a trust and at least half of the Securities in a trust must be classified as either Large-Cap, Mid-Cap or Small-Cap in order for a trust to be designated as such. Trusts, however, may contain individual stocks that do not fall into their stated style or market capitalization designation.

Of course, as with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See "Risk Factors" for a discussion of the risks of investing in a Trust.

"Dow Jones Industrial Average(sm)," "Dow(R)," "DJIA(sm)" and "Dow
Jones U.S. Select Dividend Index(sm)" are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and have been licensed for use. "Dow Jones Industrial Average(sm) ," "Dow(R) ," "DJIA(sm)" and "Dow Jones U.S. Select Dividend Index(sm)" are trademarks or service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P., an affiliate of ours. Dow Jones, CME or their respective affiliates do not endorse, sell or promote any of the Trusts, in particular The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio. Dow Jones, CME or their respective affiliates make no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones, CME or their respective affiliates have not given us a license to use its indexes.

The Target Focus Five Portfolio is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Trust, the Securities or the index on which such Trust or Securities are based. Except as noted herein, the publisher has not approved of any of the information in this prospectus.

"S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)," "S&P SmallCap 600(R)," and
"Standard & Poor's(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Focus Five Portfolio and Target VIP Conservative Equity Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Portfolios. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target 50/50 Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio, Target VIP Conservative Equity Portfolio and Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in a Trust.

"NYSE(R)" is a registered trademark of, and "NYSE International 100 Index(sm)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by First Trust Portfolios L.P. The NYSE(R) International Target 25 Portfolio and Target Focus Five Portfolio, which are based on the NYSE International 100 Index(sm), are not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such products.

The publishers of the DJIA(sm), the Dow Jones U.S. Select Dividend Index(sm), FT Index, Hang Seng Index, The Nasdaq-100 Index(R), the Russell 2000(R) Index, the Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI EAFE Index(R) and the NYSE International 100 Index(sm) are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

                       Risk Factors

Price Volatility. The Trusts invest in common stocks. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, especially the relatively short 15-month life of the Trusts, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Four of the Securities in the Nasdaq(R) Target 15 Portfolio and two of the Securities in the Value Line(R) Target 25 Portfolio represent approximately 60.41% and 46.94%, respectively, of the value of such Trust. If these stocks decline in value you may lose a substantial portion of your investment.

Current Economic Conditions. The National Bureau of Economic Research announced that the U.S. economy's recession which began in December 2007 technically ended in June 2009. Despite this announcement, economic activity remains below average levels, the United States continues to experience increased unemployment and stock markets remain below pre-recession levels. The recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions and has negatively impacted all sectors of the economy. The current economic crisis has also affected the global economy with European and Asian markets suffering historic losses. Due to the current state of uncertainty in the economy, the value of the Securities held by a Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States of America to "AA+" from "AAA." In reaching its decision, Standard & Poor's cited the prolonged controversy over raising the statutory debt ceiling and the related fiscal policy debate and their belief that further near-term progress containing the growth in public spending, especially on entitlements, or on reaching an agreement on revenues is less likely than they previously assumed. The impact of the downgrade of the U.S. long-term sovereign credit rating by Standard & Poor's is uncertain, but will likely lead to increased interest rates and volatility in the short-term.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Trusts which use dividend yield as a selection criterion employ a contrarian strategy in which the Securities selected share qualities that have caused them to have lower share prices or higher dividend yields than other common stocks in their peer group. There is no assurance that negative factors affecting the share price or dividend yield of these Securities will be overcome over the life of such Trusts or that these Securities will increase in value.

Concentration Risk. When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow(R) Target 5 Portfolio is concentrated in stocks of health care and telecommunication services companies. The Dow(R) Target Dividend Portfolio, the Global Target 15 Portfolio, the Target 50/50 Portfolio, and the Target Dividend Multi-Strategy Portfolio are concentrated in stocks of financial companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of consumer product, health care and information technology companies. The NYSE(R) International Target 25 Portfolio is concentrated in stocks of energy and telecommunication services companies. The Target Double Play Portfolio is concentrated in stocks of consumer product and financial companies. The Target Focus Five Portfolio, the Target Growth Portfolio and the Value Line(R) Target 25 Portfolio are concentrated in stocks of consumer product companies.

Consumer Products. Collectively, consumer discretionary companies and consumer staples companies are categorized as consumer products companies. General risks of these companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

Energy. General problems of the petroleum and gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Although legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Recent negative developments initially relating to the subprime mortgage market and subsequently spreading to other parts of the economy, have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers. Negative economic events in the credit markets have also led some firms to declare bankruptcy, forced short-notice sales to competing firms, or required government intervention by the Federal Deposit Insurance Corporation ("FDIC") or through an infusion of Troubled Asset Relief Program funds. Furthermore, accounting rule changes, including the standards regarding the valuation of assets, consolidation in the banking industry and additional volatility in the stock market have the potential to significantly impact financial services companies as well.

In response to recent market and economic conditions, the U.S. Government has taken a variety of extraordinary measures designed to stimulate the economy and financial markets including capital injections and the acquisition of illiquid assets. Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers. On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Reform Act"). The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks. Additionally, the Reform Act would allow the FDIC to "take over" a failing bank in situations when the overall stability of the financial system could be at risk. These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

Banks and thrifts face increased competition from nontraditional lending sources and financial services providers including brokerage firms, broker/dealers, investment banks, mutual fund companies and other companies that offer various financial products in addition to their brokerage and investment advice. However, proposed legislation would subject such non-bank financial firms to the requirements of the Bank Holding Company Act of 1956 which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Under the proposed legislation, these companies would be required to register as bank holding companies with the Federal Reserve Board and would be subject to capital and other regulatory requirements of traditional banks. This may result in a decrease in profits, missed business opportunities and cessation of financing activities for companies unable to meet the newly imposed regulatory requirements which could further reduce available credit for consumers.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Proposed legislation may establish the Office of National Insurance within the U.S. Department of the Treasury. This proposed federal agency would gather information, develop expertise, negotiate international agreements, and coordinate policy in the insurance sector. This enhanced oversight into the insurance industry may pose unknown risks to the sector as a whole.

Health Care. General risks of health care companies involve extensive competition, generic drug sales, the loss of patent protection, product liability litigation and evolving government regulation on product development and pricing. For example, drug safety concerns prompted the Food and Drug Administration Amendments Act of 2007 which gives the FDA more resources to perform more comprehensive reviews of new drugs and medical devices and to enhance the ongoing oversight authority of the FDA. President Obama recently signed the Health Care and Education Affordability Reconciliation Act of 2010, which is expected to have significant implications on the health care sector. The goal of the legislation is to provide health insurance coverage for those who do not have it. The measure will require most Americans to purchase health insurance coverage; will add approximately 16 million people to the Medicaid rolls; and will subsidize private coverage for low- and middle-income people. It will also regulate private insurers more closely, banning practices such as denial of care for pre-existing conditions. The implementation of the Act's provisions will take place over the next several years and could cause a decrease in the profitability of companies in the health care sector through increased costs and possible downward pressure on prices charged. The long-term effects of the Act on the health care sector remain uncertain and cannot be predicted. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Information Technology. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Telecommunication Services. General risks of telecommunication services companies include rapidly changing technology, rapid product obsolescence, loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. Such companies can also be negatively impacted by any failure to obtain, or delays in obtaining, financial or regulatory approval for new products or services. Companies in this sector are subject to fierce competition for market share from existing competitors and new market entrants. Such competitive pressures are intense and communications stocks can experience extreme volatility.

Companies in the telecommunications sector may encounter distressed cash flows and heavy debt burdens due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may also make the existing products and services of telecommunications companies obsolete. In addition, companies in this sector can be impacted by a lack of investor or consumer acceptance of new products, changing consumer preferences and lack of standardization or compatibility with existing technologies making implementation of new products more difficult.

REITs. Certain of the Securities in the S&P Target SMid 60 Portfolio, the Target Focus Five Portfolio and the Target Global Dividend Leaders Portfolio are issued by REITs that are headquartered or incorporated in the United States. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Strategy. Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. There is no guarantee the investment objective of a Trust will be achieved. The actual performance of the Trusts will be different than the hypothetical returns of each Trust's strategy. No representation is made that the Trusts will or are likely to achieve the hypothetical performance shown. Because the Trusts are unmanaged and follow a strategy, the Trustee will not buy or sell Securities in the event a strategy is not achieving the desired results.

Hong Kong and China. Approximately 33.34% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered or incorporated in Hong Kong Special Administrative Region ("Hong Kong") and/or China. Certain of the Securities in certain other Trusts are also issued by companies headquartered or incorporated in Hong Kong and/or China. Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies in the Hang Seng Index. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong stock market.

China is underdeveloped when compared to other countries. China is essentially an export-driven economy and is affected by developments in the economies of its principal trading partners. Certain provinces have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply. The emerging market economy of China may also be subject to over-extension of credit, currency devaluations and restrictions, decreased exports, and economic recession. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in China. Given the still-developing nature of laws impacting China region securities markets and corporate entities, changes in regulatory policy could have a material adverse affect on the Securities. Securities prices on the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

United Kingdom. Approximately 33.33% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered or incorporated in the United Kingdom. Certain of the Securities in certain other Trusts are also issued by companies headquartered or incorporated in the United Kingdom. The United Kingdom is one of 25 members of the European Union ("EU") which was formed by the Maastricht Treaty on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on Securities issued by U.K. issuers impossible to predict.

Unlike a majority of EU members, the United Kingdom did not convert its currency to the common European currency, the euro, on January 1, 1999. All companies with significant markets or operations in Europe face strategic challenges as these entities continue to adapt to a single currency. The ongoing euro conversion process, with or without the inclusion of the United Kingdom, may materially impact revenues, expenses or income; increase competition; affect issuers' currency exchange rate risk and derivatives exposure; cause issuers to increase spending on information technology updates; and result in potentially adverse tax consequences. We cannot predict when or if the United Kingdom will convert to the euro or what impact, if any, the adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Securities. All of the Securities in the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or a foreign securities exchange or are in the form of ADRs which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;

inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries. Recent turmoil in the Middle East and natural disasters in Japan have increased the volatility of certain foreign markets.

The purchase and sale of the foreign Securities, other than foreign Securities listed on a U.S. securities exchange, will generally occur only in foreign securities markets. Because foreign securities exchanges may be open on different days than the days during which investors may purchase or redeem Units, the value of a Trust's Securities may change on days when investors are not able to purchase or redeem Units. Although we do not believe that the Trusts will have problems buying and selling these Securities, certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the Securities in the Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Focus Five Portfolio and Target VIP Conservative Equity Portfolio is maintained by:
Hongkong and Shanghai Banking Corporation, Hong Kong for Hong Kong Securities; The Bank of Tokyo-Mitsubishi UFJ Ltd., Tokyo, Japan for Japanese Securities; the National Australia Bank, Melbourne, for Australian Securities; Crest Co. Ltd. for United Kingdom Securities; and Euroclear Bank, a global custody and clearing institution for all other foreign Securities; each of which has entered into a sub-custodian relationship with the Trustee. In the event the Trustee informs the Sponsor of any material change in the custody risks associated with maintaining assets with any of the entities listed above, the Sponsor will instruct the Trustee to take such action as the Sponsor deems appropriate to minimize such risk.

Emerging Markets. Certain of the Securities in certain of the Trusts are issued by companies headquartered or incorporated in countries considered to be emerging markets. Risks of investing in developing or emerging countries are even greater than the risks associated with foreign investments in general. These increased risks include, among other risks, the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures, obsolete financial systems and environmental problems. For these reasons, investments in emerging markets are often considered speculative.

Exchange Rates. Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these Securities (and therefore Units of the Trusts containing securities of foreign issuers) will vary with fluctuations in foreign exchange rates. As the value of Units of a Trust will vary with fluctuations in both the value of the underlying Securities as well as foreign exchange rates, an increase in the value of the Securities could be more than offset by a decrease in value of the foreign currencies in which they are denominated against the U.S. dollar, resulting in a decrease in value of the Units. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons.

To determine the value of foreign Securities not listed on a U.S. securities exchange or their dividends, the Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile, depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators, hedge funds and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not reflect the amount the Trusts would receive, in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar increases in value relative to the value of the currency in which the Securities trade. In addition, the value of dividends received in foreign currencies will decline in value in terms of U.S. dollars if the U.S. dollar increases in value relative to the value of the currency in which the dividend was paid prior to the time in which the dividend is converted to U.S. dollars.

Small Cap Companies. Certain of the Securities in certain Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts.

In addition, litigation regarding any of the issuers of the Securities, such as that concerning Altria Group, Inc., or any of the industries represented by these issuers, may negatively impact the value of these Securities. We cannot predict what impact any pending or threatened litigation will have on the value of the Securities.

           Hypothetical Performance Information

The following tables compare the hypothetical performance information for the strategies employed by each Trust and the actual performances of the DJIA(sm), the Dow Jones U.S. Select Dividend Index(sm), Nasdaq-100 Index(R), NYSE International 100 Index(sm), Russell 2000(R) Index, Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, FT Index, Hang Seng Index, MSCI All Country World Index and a combination of the DJIA(sm), FT Index and Hang Seng Index (the "Cumulative International Index Returns") in each of the full years listed below (and as of the most recent month).

These hypothetical returns should not be used to predict or guarantee future performance of the Trusts. Returns from a Trust will differ from its strategy for several reasons, including the following:

- Total Return figures shown do not reflect commissions paid by a Trust on the purchase of Securities or taxes incurred by you.

- Strategy returns are for calendar years (and through the most recent month), while the Trusts begin and end on various dates.

- Trusts have a maturity longer than one year.

- Trusts may not be fully invested at all times or equally-weighted in each of the strategies or the stocks comprising their respective strategy or strategies.

- Extraordinary market events that are not expected to be repeated and which may have affected performance.

- Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units.

- Cash flows (receipt/investment of).

- For Trusts investing in foreign Securities, currency exchange rates may differ.

You should note that the Trusts are not designed to parallel movements in any index and it is not expected that they will do so. In fact, each Trust's strategy underperformed its comparative index, or combination thereof, in certain years and we cannot guarantee that a Trust will outperform its respective index over the life of a Trust or over consecutive rollover periods, if available. Each index differs widely in size and focus, as described below.

DJIA(sm). The DJIA(sm) consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIA(sm) are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.

Dow Jones U.S. Select Dividend Index(sm). The Dow Jones U.S. Select Dividend Index(sm) consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market Index(sm) that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

Nasdaq-100 Index(R). The Nasdaq-100 Index(R) consists of the 100 largest and most active non-financial domestic and international companies listed on the Nasdaq National Market System.

NYSE International 100 Index(sm). The NYSE International 100 Index(sm) is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 Index(sm) assumes that all dividends received during a year are reinvested on a daily basis.

Russell 2000(R) Index. The Russell 2000(R) Index offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000(R) Index is constructed to provide a comprehensive, unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000(R) Index includes the smallest 2,000 securities in the Russell 3000(R) Index.

Russell 3000(R) Index. The Russell 3000(R) Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000(R) Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen by
Standard and Poor's to be representative of the leaders of various industries.

S&P 1000 Index. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600

(an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index).

Financial Times Industrial Ordinary Share Index. The FT Index consists of 30 common stocks chosen by the editors of The Financial Times as being representative of British industry and commerce.

Hang Seng Index. The Hang Seng Index consists of a cross section of stocks currently listed on the Stock Exchange of Hong Kong Ltd. and is intended to represent four major market sectors: commerce and industry, finance, property and utilities.

MSCI All Country World Index. The MSCI All Country World Index is an unmanaged free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The index cannot be purchased directly by investors.

The indexes are unmanaged, not subject to fees and not available for direct investment.

                                           COMPARISON OF HYPOTHETICAL TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

                                         Hypothetical Strategy Total Returns(1)(4)
                         The Dow(R)                                   NYSE(R)
          The Dow(R)     Target         Global         Nasdaq(R)      International  S&P            S&P Target     Target
          Target 5       Dividend       Target 15      Target 15      Target 25      Target 24      SMid 60        50/50
Year      Strategy       Strategy       Strategy       Strategy       Strategy       Strategy       Strategy       Strategy
----      --------       --------       --------       --------       --------       --------       --------       --------
1972       18.87%
1973       17.50%
1974       -7.58%
1975       62.78%
1976       38.75%
1977        3.11%
1978       -1.37%
1979        7.32%
1980       38.59%
1981        1.17%
1982       40.90%
1983       34.13%
1984        8.48%
1985       35.87%
1986       28.18%                                       19.34%                        18.18%
1987        8.39%                        14.85%         11.83%                         1.79%
1988       18.82%                        20.86%         -1.56%                         4.33%
1989        7.90%                        14.43%         34.36%                        22.36%
1990      -17.99%                         0.59%         -7.73%                         6.46%
1991       59.67%                        39.84%        105.79%                        40.36%
1992       20.56%         28.61%         24.16%         -3.02%                        -1.76%                        15.60%
1993       31.30%         18.11%         62.28%         25.60%                         8.07%                        19.94%
1994        5.35%         -8.61%        -10.09%          7.68%                         4.82%                        -3.43%
1995       27.94%         46.78%         11.40%         50.37%                        38.97%         24.06%         44.69%
1996       23.38%         16.05%         19.40%         56.72%         25.73%         31.27%         13.18%         27.25%
1997       17.04%         40.49%         -8.83%         32.00%         23.09%         30.07%         42.05%         32.92%
1998        9.83%          2.89%         11.05%        118.95%         12.40%         39.83%          4.83%         27.03%
1999       -9.53%         -6.71%          6.10%         96.38%         64.08%         41.13%         23.85%         21.09%
2000        8.17%         25.74%          2.19%        -16.44%         10.70%          3.89%         14.02%         10.10%
2001       -5.08%         40.54%         -1.10%        -27.22%        -14.27%        -11.02%         31.98%         14.30%
2002      -12.92%         -0.89%        -14.37%        -26.43%        -20.80%        -19.20%         -5.32%        -11.34%
2003       20.10%         31.99%         35.85%         34.67%         39.28%         23.14%         45.32%         33.25%
2004        9.54%         18.79%         29.16%         -3.68%         23.49%         13.58%         23.47%         15.78%
2005       -2.48%          2.18%         11.44%          1.16%         13.51%          3.65%          3.04%          4.31%
2006       39.48%         17.51%         39.97%          1.53%         28.37%          1.45%         19.65%         14.48%
2007        2.18%          1.00%         14.20%         18.81%         24.80%          3.19%         -9.69%          4.97%
2008      -50.14%        -39.59%        -43.33%        -52.91%        -49.89%        -29.39%        -37.69%        -42.95%
2009       17.18%         14.19%         49.25%         16.35%         42.63%         12.08%         59.93%         12.91%
2010       10.06%         15.62%          9.26%         27.21%         -0.31%         18.12%         15.03%         16.78%
2011       16.84%          5.50%         -8.26%          6.95%        -17.59%          6.92%         -8.86%          1.49%
2012       15.33%          5.09%         21.42%         24.05%          0.94%         10.67%         13.32%          9.65%
(thru 9/28)

                                    COMPARISON OF HYPOTHETICAL TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)

                                         Hypothetical Strategy Total Returns(1)(4)
                     Target                              Target
       Target        Dividend    Target      Target      Global                   Target VIP       Value
       Diversified   Multi-      Double-     Focus       Dividend    Target       Conservative     Line(R)
       Dividend      Strategy    Play        Five        Leaders     Growth       Equity           Target 25
Year   Strategy      Strategy    Strategy    Strategy    Strategy    Strategy     Strategy         Strategy
----   --------      --------    --------    --------    --------    --------     --------         --------
1972
1973
1974
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985                                                                                              32.02%
1986                                                                                              20.24%
1987                                                                               3.78%          16.96%
1988                                                                               7.75%          -9.37%
1989                                                                              24.57%          48.24%
1990                                                                               2.80%           3.18%
1991                                                                              44.29%          83.82%
1992                             12.38%                                            2.73%          -2.62%
1993                             21.60%                                           17.81%          25.08%
1994                              1.86%                                            1.53%          12.22%
1995   26.79%        28.49%      49.46%                              29.66%       35.94%          52.24%
1996   14.88%        18.39%      35.30%      26.34%                  25.01%       32.14%          54.29%
1997   25.88%        20.67%      37.13%      30.65%                  41.17%       23.96%          33.98%
1998   12.87%        14.67%      47.21%      30.72%       1.59%      37.18%       34.90%          91.09%
1999   17.45%         7.64%      52.89%      46.26%      12.42%      33.81%       36.72%         111.32%
2000   19.72%        12.88%       7.16%       6.76%       4.65%       8.40%        2.98%         -10.38%
2001   29.53%        14.24%      20.12%      12.45%       6.95%      -4.16%      -10.75%          -0.06%
2002  -10.48%       -10.68%     -12.47%      -9.85%      -7.58%     -10.77%      -19.09%         -23.88%
2003   46.95%        36.85%      35.66%      38.09%      48.10%      34.05%       24.01%          39.38%
2004   20.43%        23.90%      20.39%      21.39%      24.51%      16.76%       12.41%          21.82%
2005    1.88%         5.61%      11.01%       7.88%      11.62%      17.14%        3.22%          19.75%
2006   15.33%        26.51%       9.05%      17.57%      29.50%      16.87%       11.67%           1.31%
2007   -3.93%         5.34%      12.36%       9.95%      22.13%      19.98%        5.25%          24.33%
2008  -37.12%       -45.01%     -45.56%     -43.48%     -30.15%     -52.50%      -33.07%         -51.13%
2009   40.70%        36.80%       8.55%      24.57%      53.30%      18.25%       14.47%           3.17%
2010   20.11%         9.35%      22.20%      16.21%      20.14%      17.18%       16.92%          28.63%
2011    3.06%        -2.27%     -12.10%     -11.96%       0.32%     -12.50%        1.47%         -29.26%
2012    6.87%         8.67%       9.51%       8.88%       9.80%      10.07%       12.55%          13.94%
(thru 9/28)


                                    COMPARISON OF HYPOTHETICAL TOTAL RETURN(2)
                                               Index Total Returns(4)
                  Dow
                  Jones                NYSE                                                                             Cumulative
                  U.S.                 Interna-                                                               MSCI All  Interna-
                  Select     Nasdaq-   tional               S&P       Russell             Hang      Russell   Country   tional
                  Dividend   100       100        S&P 500   1000      3000(R)   FT        Seng      2000(R)   World     Index
Year    DJIA(sm)  Index(sm)  Index(R)  Index(sm)  Index     Index     Index     Index     Index     Index     Index     Returns(3)
----    -------   --------   --------- --------   -----     -----     -----     -----     -----     -----     -----     ---------
1972    18.48%                                     19.00%
1973   -13.28%                                    -14.69%
1974   -23.57%                                    -26.47%
1975    44.75%                                     37.23%
1976    22.82%                                     23.93%
1977   -12.84%                                     -7.16%
1978     2.79%                                      6.57%
1979    10.55%                                     18.61%                                            43.07%
1980    22.16%                                     32.50%                                            38.60%
1981    -3.57%                                     -4.92%                                             2.03%
1982    27.11%                                     21.55%                                            24.95%
1983    25.96%                                     22.56%                                            29.13%
1984     1.30%                                      6.27%                                            -7.30%
1985    33.55%                                     31.72%                                            31.05%
1986    27.10%                 6.89%               18.67%                                             5.68%
1987     5.48%                10.49%                5.25%                        38.32%   -10.02%    -8.80%              11.26%
1988    16.14%                13.54%               16.56%                         7.03%    16.05%    25.02%              13.07%
1989    32.19%                26.17%               31.62%                        24.53%     5.52%    16.26%              20.75%
1990    -0.56%               -10.41%               -3.10%                        10.36%     6.74%   -19.48%               5.51%
1991    24.19%                64.99%               30.40%                        14.88%    42.46%    46.04%              27.17%
1992     7.41%     22.65%      8.87%                7.61%                        -2.18%    28.89%    18.41%              11.37%
1993    16.93%     14.59%     11.76%               10.04%                        20.25%   123.33%    18.88%              53.50%
1994     5.01%     -0.19%      1.76%                1.32%                         1.19%   -30.00%    -1.82%              -7.93%
1995    36.87%     42.80%     43.06%               37.54%    30.69%    35.81%    17.83%    27.30%    28.45%              27.33%
1996    28.89%     25.08%     42.78%    18.50%     22.94%    19.85%    21.51%    20.55%    37.50%    16.49%              28.98%
1997    24.94%     37.83%     20.77%    19.20%     33.35%    30.26%    31.70%    16.44%   -17.66%    22.36%               7.91%
1998    18.15%      4.33%     85.48%    22.64%     28.58%    13.20%    23.94%    12.20%    -2.72%    -2.55%    21.97%     9.21%
1999    27.21%     -4.08%    102.10%    41.93%     21.04%    14.11%    20.90%    17.44%    73.42%    21.26%    26.82%    39.36%
2000    -4.71%     24.86%    -36.83%   -20.67%     -9.10%    15.86%    -7.47%   -18.58%    -9.36%    -3.02%   -13.94%   -10.88%
2001    -5.43%     13.09%    -32.62%   -21.13%     11.88%     1.45%   -11.40%   -23.67%   -22.40%     2.49%   -15.91%   -17.17%
2002   -15.01%     -3.94%    -37.52%   -19.14%    -22.09%   -14.54%   -21.53%   -29.52%   -15.61%   -20.48%   -18.98%   -20.05%
2003    28.26%     30.16%     49.48%    37.58%     28.67%    36.61%    31.04%    26.27%    41.82%    47.25%    34.63%    32.12%
2004     5.30%     18.14%     10.74%    16.25%     10.87%    18.39%    11.94%    20.80%    16.95%    18.33%    15.75%    14.35%
2005     1.72%      3.79%      1.90%    11.22%      4.91%    10.93%     6.15%    12.45%     8.68%     4.55%    11.37%     7.61%
2006    19.03%     19.54%      7.28%    24.49%     15.78%    11.89%    15.80%    40.25%    38.58%    18.37%    21.53%    32.62%
2007     8.87%     -5.16%     19.24%    16.43%      5.49%     5.18%     5.24%     0.10%    42.82%    -1.57%    12.18%    17.26%
2008   -31.92%    -30.97%    -41.56%   -43.26%    -36.99%   -34.67%   -37.30%   -54.74%   -46.03%   -33.79%   -41.85%   -44.23%
2009    22.70%     11.13%     54.72%    32.28%     26.47%    33.48%    28.36%    33.98%    56.42%    27.17%    35.41%    37.70%
2010    14.10%     18.32%     20.16%     4.64%     15.08%    26.55%    16.95%    13.44%     8.29%    26.85%    13.21%    11.94%
2011     8.34%     12.42%      3.67%   -11.81%      2.09%    -0.92%     1.00%   -13.70%   -17.27%    -4.18%    -6.86%    -7.55%
2012    12.18%     10.42%     23.92%     9.18%     16.44%    13.78%    16.11%    18.43%    17.09%    14.23%    13.39%    15.90%
(thru 9/28)


______________________

See "Notes to Comparison of Hypothetical Total Return" on page 71.

Page 70


                NOTES TO COMPARISON OF HYPOTHETICAL TOTAL RETURN

(1) The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2) With the exception of the Hang Seng Index for the periods 12/31/1986 through 12/31/1992, hypothetical Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Hypothetical Total Return figures assume that all dividends are reinvested in the same manner as the corresponding Trust (monthly or semi-annually) for the hypothetical Strategy returns and monthly in the case of Index returns (except for the NYSE International 100 Index(sm); the S&P 1000 Index; and the Russell 2000(R) Index, which assume daily reinvestment of dividends) and all returns are stated in terms of U.S. dollars. For the periods 12/31/1986 through 12/31/1992, hypothetical Total Return on the Hang Seng Index does not include any dividends paid. Hypothetical Strategy figures reflect the deduction of sales charges and expenses as listed in the "Fee Table," but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year hypothetical returns contained in the tables, over the full years as listed above, each hypothetical Strategy would have hypothetically achieved a greater average annual total return than that of its corresponding index:

                                           Hypothetical
                                           Average
                                           Annual
Strategy                                   Total Return        Corresponding Index                                Index Returns
--------                                   ------------        -------------------                                ---------------
The Dow(R) Target 5 Strategy                12.44%             DJIA(sm) (from 12/31/71 through 12/31/11)          10.55%
The Dow(R) Target Dividend Strategy         11.57%             Dow Jones U.S. Select Dividend Index(sm)           11.39%
                                                               S&P 500 Index (from 12/31/91 through 12/31/11       7.81%
Global Target 15 Strategy                   10.89%             Cumulative International Index                      9.76%
Nasdaq(R) Target 15 Strategy                14.13%             Nasdaq-100 Index(R)                                11.88%
NYSE(R) International Target 25 Strategy     8.95%             NYSE International 100 Index(sm)                    5.12%
S&P Target 24 Strategy                      10.54%             S&P 500 Index (from 12/31/85 through 12/31/11)      9.62%
S&P Target SMid 60 Strategy                 12.76%             S&P 1000 Index                                     11.24%
Target 50/50 Strategy                       11.16%             S&P 500 Index (from 12/31/91 through 12/31/11)      7.81%
Target Diversified Dividend Strategy        12.48%             Russell 3000(R) Index                               8.14%
Target Dividend Multi-Strategy               9.94%             S&P 500 Index (from 12/31/94 through 12/31/11)      8.08%
Target Double Play Strategy                 14.02%             S&P 500 Index (from 12/31/91 through 12/31/11)      7.81%
Target Focus Five Strategy                  11.56%             S&P 500 Index (from 12/31/95 through 12/31/11)      6.47%
Target Global Dividend Leaders Strategy     12.12%             MSCI All Country World Index                        4.21%
Target Growth Strategy                      10.85%             S&P 500 Index (from 12/31/94 through 12/31/11)      8.08%
Target VIP Conservative Equity Strategy     10.42%             S&P 500 Index (from 12/31/86 through 12/31/11)      9.27%
Value Line(R) Target 25 Strategy            16.78%             S&P 500 Index (from 12/31/84 through 12/31/11)     10.37%

Simulated returns are hypothetical, meaning that they do not represent actual trading, and, thus, may not reflect material economic and market factors, such as liquidity constraints, that may have had an impact on actual decision making. The hypothetical performance is the retroactive application of the Strategy designed with the full benefit of hindsight.

(3) The combination of the DJIA(sm), the FT Index and the Hang Seng Index (the "Cumulative International Index") Returns represent the weighted average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA(sm). The Cumulative International Index Returns are weighted in the same proportions as the index components appear in the Global Target 15 Portfolio. For instance, the Cumulative International Index is weighted as follows: DJIA(sm), 33-1/3%; FT Index, 33-1/3%; Hang Seng Index, 33-1/3%. Cumulative International Index Returns do not represent an actual index.

(4) Source of Index Total Returns: Bloomberg L.P.
Source of Hypothetical Strategy Total Returns: Bloomberg L.P., COMPUSTAT and FactSet.

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      Public Offering

The Public Offering Price.

Units will be purchased at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The maximum sales charge (which combines an initial upfront sales charge, a deferred sales charge and the creation and development fee).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" due to various factors, including fluctuations in the prices of the Securities, changes in the relevant currency exchange rates, changes in the applicable commissions, stamp taxes, custodial fees and other costs associated with foreign trading, and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Organization Costs. Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for a Trust's organization costs (including costs of preparing the registration statement, the Indenture and other closing documents, registering Units with the Securities and Exchange Commission ("SEC") and states, the initial audit of each Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee) will be purchased in the same proportionate relationship as all the Securities contained in a Trust. Securities will be sold to reimburse the Sponsor for a Trust's organization costs at the end of the initial offering period (a significantly shorter time period than the life of the Trusts). During the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for Trust organization costs, the Trustee will sell additional Securities to allow a Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit of a Trust will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the per Unit amount set forth for a Trust in "Notes to Statements of Net Assets," this will result in a greater effective cost per Unit to Unit holders for the reimbursement to the Sponsor. To the extent actual organization costs are less than the estimated amount, only the actual organization costs will ultimately be charged to a Trust. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell Securities, to the extent practicable, which will maintain the same proportionate relationship among the Securities contained in a Trust as existed prior to such sale.

Minimum Purchase.

The minimum amount per account you can purchase of a Trust is generally $1,000 worth of Units ($500 if you are purchasing Units for your Individual Retirement Account or any other qualified retirement plan), but such amounts may vary depending on your selling firm.

Maximum Sales Charge.

The maximum sales charge is comprised of a transactional sales charge and a creation and development fee. After the initial offering period the maximum sales charge will be reduced by 0.50%, to reflect the amount of the previously charged creation and development fee.

Transactional Sales Charge.

The transactional sales charge you will pay has both an initial and a deferred component.

Initial Sales Charge. The initial sales charge, which you will pay at the time of purchase, is equal to the difference between the maximum sales charge of 2.95% of the Public Offering Price and the sum of the maximum remaining deferred sales charge and creation and development fee (initially $.195 per Unit). On the Initial Date of Deposit, the initial sales charge is equal to approximately 1.00% of the Public Offering Price of a Unit. Thereafter, it will vary from 1.00% depending on the purchase price of your Units and as deferred sales charge and creation and development fee payments are made. When the Public Offering Price exceeds $10.00 per Unit, the initial sales charge will exceed 1.00% of the Public Offering Price.

Monthly Deferred Sales Charge. In addition, three monthly deferred sales charges of approximately $.0484 per Unit will be deducted from a Trust's assets on approximately the twentieth day of each month from January 18, 2013 through March 20, 2013. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the deferred sales charge will not change, but the deferred sales charge on a percentage basis will be more than 1.45% of the Public Offering Price.

Creation and Development Fee.

As Sponsor, we will also receive, and the Unit holders will pay, a creation and development fee. See "Expenses and Charges" for a description of the services provided for this fee. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the creation and development fee will not change, but the creation and development fee on a percentage basis will be more than 0.50% of the Public Offering Price.

Discounts for Certain Persons.

The maximum sales charge is 2.95% per Unit and the maximum dealer concession is 2.25% per Unit. However, if you invest at least $50,000 including any proceeds as described below (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge for the amount of the investment eligible to receive the reduced sales charge is reduced as follows:

                             Your maximum     Dealer
If you invest                sales charge     concession
(in thousands):*             will be:         will be:
________________             ___________      __________
$50 but less than $100       2.70%            2.00%
$100 but less than $250      2.45%            1.75%
$250 but less than $500      2.20%            1.50%
$500 but less than $1,000    1.95%            1.25%
$1,000 or more               1.40%            0.75%


*The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases not eligible for the Rollover, redemption or termination proceeds discount set forth below made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of a Trust with any other same day purchases of other trusts for which we are Principal Underwriter and are currently in the initial offering period. In addition, we will also consider Units you purchase in the name of your spouse, or the equivalent if recognized under local law, or child (including step-children) under the age of 21 living in the same household to be purchases by you. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account including pension, profit sharing or employee benefit plans, as well as multiple-employee benefit plans of a single employer or affiliated employers (provided they are not aggregated with personal accounts). You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

You are entitled to use your Rollover proceeds from a previous series of a Trust, or redemption or termination proceeds from any unit investment trust (regardless of who was sponsor) to purchase Units of a Trust during the initial offering period at the Public Offering Price less 1.00% (for purchases of $1,000,000 or more, the maximum sales charge will be limited to 1.40% of the Public Offering Price), but you will not be eligible to receive the reduced sales charges described in the above table with respect to such proceeds. Please note that if you purchase Units of a Trust in this manner using redemption proceeds from trusts which assess the amount of any remaining deferred sales charge at redemption, you should be aware that any deferred sales charge remaining on these units will be deducted from those redemption proceeds. In order to be eligible to receive the reduced sales charge described in this paragraph, the trade date of the Rollover, redemption or termination resulting in the receipt of such proceeds must have occurred within 30 calendar days prior to your Unit purchase. In addition, this program will only be available for investors that utilize the same broker/dealer (or a different broker/dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the Rollover, termination or redemption proceeds used for the Unit purchase and such transaction must be from the same account. You may be required to provide appropriate documentation or other information to your broker/dealer to evidence your eligibility for this reduced sales charge program.

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the transactional sales charge described in this section on the purchase of Units in the primary market. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. Fee Accounts Units are not available for purchase in the secondary market. We reserve the right to limit or deny purchases of Units not subject to the transactional sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

Employees, officers and directors (and immediate family members) of the Sponsor, our related companies, and dealers and their affiliates will purchase Units at the Public Offering Price less the applicable dealer concession, subject to the policies of the related selling firm. Immediate family members include spouses, or the equivalent if recognized under local law, children or step-children under the age of 21 living in the same household, parents or step-parents and trustees, custodians or fiduciaries for the benefit of such persons. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

You will be charged the deferred sales charge per Unit regardless of any discounts. However, if you are eligible to receive a discount such that the maximum sales charge you must pay is less than the applicable maximum deferred sales charge, including Fee Accounts Units, you will be credited additional Units with a dollar value equal to the difference between your maximum sales charge and the maximum deferred sales charge at the time you buy your Units. If you elect to have distributions reinvested into additional Units of a Trust, in addition to the reinvestment Units you receive you will also be credited additional Units with a dollar value at the time of reinvestment sufficient to cover the amount of any remaining deferred sales charge and creation and development fee to be collected on such reinvestment Units. The dollar value of these additional credited Units (as with all Units) will fluctuate over time, and may be less on the dates deferred sales charges or the creation and development fee are collected than their value at the time they were issued.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing ask prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current ask prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. This may occur particularly with respect to foreign securities held by a Trust in which case the Trust may make adjustments to the last closing sales price to reflect more accurately the fair value of the Securities as of the Evaluation Time. If current ask prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current ask prices for comparable securities;

b) By appraising the value of the Securities on the ask side of the market; or

c) By any combination of the above.

After the initial offering period is over, the aggregate underlying value of the Securities will be determined as set forth above, except that bid prices are used instead of ask prices when necessary. The aggregate underlying value of non-U.S. listed Securities is computed on the basis of the relevant currency exchange rate expressed in U.S. dollars as of the Evaluation Time.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which reflect a concession or agency commission of 2.25% of the Public Offering Price per Unit, subject to the reduced concession applicable to volume purchases as set forth in "Public Offering-Discounts for Certain Persons." However, for Units subject to a transactional sales charge which are purchased using redemption or termination proceeds or on purchases by Rollover Unit holders, this amount will be reduced to 1.3% of the sales price of these Units (0.75% for purchases of $1,000,000 or more).

Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of unit investment trusts sponsored by us in the dollar amounts shown below will be entitled to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

Total sales                               Additional
(in millions)                             Concession
_____________________                     ___________
$25 but less than $100                    0.050%
$100 but less than $150                   0.075%
$150 but less than $250                   0.100%
$250 but less than $500                   0.115%
$500 but less than $750                   0.125%
$750 but less than $1,000                 0.130%
$1,000 but less than $1,500               0.135%
$1,500 but less than $2,000               0.140%
$2,000 but less than $3,000               0.150%
$3,000 but less than $4,000               0.160%
$4,000 but less than $5,000               0.170%
$5,000 or more                            0.175%

Dealers and other selling agents will not receive a concession on the sale of Units which are not subject to a transactional sales charge, but such Units will be included in determining whether the above volume sales levels are met. Eligible dealer firms and other selling agents include clearing firms that place orders with First Trust and provide First Trust with information with respect to the representatives who initiated such transactions. Eligible dealer firms and other selling agents will not include firms that solely provide clearing services to other broker/dealer firms or firms who place orders through clearing firms that are eligible dealers. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the transactional sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of these Trusts and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including these Trusts, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, Bloomberg Businessweek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum transactional sales charge per Unit for each Trust less any reduction as stated in "Public Offering." We will also receive the amount of any collected creation and development fee. Also, any difference between our cost to purchase the Securities and the price at which we sell them to a Trust is considered a profit or loss (see Note 2 of "Notes to Schedules of Investments"). During the initial offering period, dealers and others may also realize profits or sustain losses as a result of fluctuations in the Public Offering Price they receive when they sell the Units.

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we may maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees and Trustee costs to transfer and record the ownership of Units. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE (OR THE FTPS UNIT SERVICING AGENT IN THE CASE OF FTPS UNITS). If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                   How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are listed under "Fee Table." If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of the Trusts from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are non-interest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts, and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to the Trusts' FTPS Units. FTPS Units are Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without

Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

As Sponsor, we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is a charge of $.050 per Unit outstanding at the end of the initial offering period. The Trustee will deduct this amount from a Trust's assets as of the close of the initial offering period. We do not use this fee to pay distribution expenses or as compensation for sales efforts. This fee will not be deducted from your proceeds if you sell or redeem your Units before the end of the initial offering period.

In addition to a Trust's operating expenses and those fees described above, the Trusts may also incur the following charges:

- A license fee (which will fluctuate with a Trust's net asset value) payable by certain of the Trusts for the use of certain service marks, trademarks and/or trade names of Dow Jones, MSCI Barra, Standard & Poor's, The NASDAQ Stock Market LLC, the NYSE and/or Value Line(R);

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. In addition, if there is not enough cash in the Income or Capital Accounts, the Trustee has the power to sell Securities to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

                        Tax Status

Federal Tax Matters.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, except as specifically provided below, these summaries generally do not describe your situation if you are a corporation, a non U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section may not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service ("IRS") could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts.
---------------

The following discussion pertains to The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Global Target 15 Portfolio, Nasdaq(R) Target 15 Portfolio, S&P Target 24 Portfolio and Value Line(R) Target 25 Portfolio, which are considered grantor trusts under federal tax laws.

Trust Status.

In grantor trusts, investors are deemed for federal tax purposes, to own the underlying assets of the trust directly. All taxability issues are taken into account at the Unit holder level. Income passes through to Unit holders as realized by the Trust.

Income is reported gross of expenses. Expenses are separately reported based on a percentage of distributions. Generally, the cash received by Unit holders is the net of income and expenses reported.

The grantor trust structure is a widely held fixed investment trust ("WHFIT"), and falls under what is commonly referred to as the WHFIT regulations.

If a Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. As a result, you may be required to recognize for federal income tax purposes income with respect to the Trust Assets in one year even if you do not receive the corresponding distribution from the Trust, or do not receive the corresponding distribution from the Trust until a later year. This is also true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Under the "Health Care and Education Reconciliation Act of 2010," income from a Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Assets of the Trusts.

Each Trust may hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, and/or (ii) equity interests (the "REIT Shares") in REITs that constitute interests in entities treated as real estate investment trusts for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of a Trust's Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of a Trust's Assets.

Income from the Trusts.

Under the applicable federal income tax reporting rules relating to grantor trusts such as the Trusts, the Trustee reports the income of the Trust to brokers and dealers (or if the Units are held directly by the investor, the investor) using factors that enable the broker or dealers to determine taxability. A Form 1099 is then generally issued reflecting the income as determined using the factors.

Because the time income is recognized by the Trust may differ from the time a distribution is made to you, you may be required to recognize for federal income tax purposes income with respect to the Trust Assets in one year even if you do not receive the corresponding distribution from the Trust, or do not receive the corresponding distribution from the Trust until a later year.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed below), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2013.

Dividends from REIT Shares.

Some dividends on the REIT Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on the REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends on the REIT Shares will generally be taxable to you as ordinary income, although in limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of ordinary income dividends from real estate investment trusts generally apply to taxable years beginning before January 1, 2013.

Dividends Received Deduction.

Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unit owner's pro rata portion of certain types of dividends received by such Trust. However, a corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations or from REITs.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to use information, or factors, provided by the Trustee to adjust your tax basis after you acquire your Units (for example, in the case of certain corporate events affecting an issuer, such as stock splits or mergers, or in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of certain distributions with respect to REIT Shares that represent a return of capital). Trusts that are grantor trusts provide basis information in the form of factors provided under the WHFIT regulations. Cost basis reporting will treat each security included in the portfolio of a Trust as a separate item.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years, and the 10% rate is reduced to 8% for net capital gains from most property (regardless of when acquired) with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate will be made based on rules prescribed by the United States Treasury.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 30 business days before a Trust's Mandatory Termination Date. However, this ability to request an In-Kind Distribution will terminate at any time that the number of outstanding Units has been reduced to 10% or less of the highest number of Units issued by a Trust. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. YOU WILL NOT RECOGNIZE GAIN OR LOSS IF YOU ONLY RECEIVE WHOLE TRUST ASSETS IN EXCHANGE FOR THE IDENTICAL AMOUNT OF YOUR PRO RATA PORTION OF THE SAME TRUST ASSETS HELD BY YOUR TRUST. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Rollovers.

If you elect to be a Rollover Unit holder and have your proceeds from your Trust rolled over into a future series of such Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Distributions after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to or dispositions by (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of Units by such persons may be subject to such withholding after December 31, 2014. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

If any U.S. investor is treated as owning directly or indirectly 10% or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50% of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through a Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

A foreign corporation will generally be treated as a passive foreign investment company (a "PFIC") if 75% or more of its income is passive income or if 50% or more of its assets are held to produce passive income. If the Trust purchases shares in a PFIC, you may be subject to U.S. federal income tax on a portion of certain distributions or on gains from the disposition of such shares at rates that were applicable in prior years and any gain may be recharacterized as ordinary income that is not eligible for the lower net capital gains tax rate.
Additional charges in the nature of interest may also be imposed on you. Certain elections may be available with respect to PFICs that would limit these consequences. However, these elections would require you to include certain income of the PFIC in your taxable income even if not distributed to the Trust or to you, or require you to annually recognize as ordinary income any increase in the value of the shares of the PFIC, thus requiring you to recognize income for federal income tax purposes in excess of your actual distributions from PFICs and proceeds from dispositions of PFIC stock during a particular year. Dividends paid by PFICs will not be eligible to be taxed at the net capital gains tax rate.

Based on the advice of Carter Ledyard & Milburn, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, assuming that the Trusts are not treated as corporations for federal income tax purposes, the Trusts will not be taxed as corporations for New York State and New York City tax purposes, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

Foreign Investors.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements. After December 31, 2014, proceeds from the disposition of Units and the allocation of proceeds from the sale of Securities may also be subject to withholding unless certain conditions are met.

Regulated Investment Company Trusts.
------------------------------------

The following discussion pertains to the NYSE(R) International Target 25 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Double Play Portfolio, Target Diversified Dividend Portfolio, Target Dividend Multi-Strategy Portfolio, Target Focus Five Portfolio, Target Global Dividend Leaders Portfolio, Target Growth Portfolio and Target VIP Conservative Equity Portfolio, each of which intends to qualify as a "regulated investment company," commonly called a "RIC," under federal tax laws.

Trust Status.

Each Trust intends to qualify as a "RIC" under the federal tax laws. If a Trust qualifies as a RIC and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

For federal income tax purposes, you are treated as the owner of Trust shares and not of the assets held by the Trust. Taxability issues are taken into account at the trust level. Your federal income tax treatment of income from the Trust is based on the distributions paid by the Trust.

Income From the Trusts.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates a Trust's distributions into ordinary dividends, capital gains dividends, and returns of capital. Income reported is generally net of expenses (but see Deductibility of Trust Expenses, below). Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from a Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from a Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the "Health Care and Education Reconciliation Act of 2010," income from your Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Distributions with Respect to Certain Stock
Dividends.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed below), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. A Trust will provide notice to its Unit holders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from a Trust because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trust from certain corporations may be reported by the Trust as being eligible for the dividends received deduction.

Sale or Redemption of Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

For Units purchased on or after January 1, 2011 (or, 2012, if the Units are acquired in a reinvestment plan in 2011), the information statement you receive in regard to the sale or redemption of your Units may contain information about your basis in the Units and whether any gain or loss recognized by you should be considered long term or short term capital gain. The information reported to you is based upon rules that do not take into consideration all facts that may be known to you or your advisors. You should consult with your tax advisors about any adjustments that may need to be made to the information reported to you.

Capital Gains and Losses.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years, and the 10% rate is reduced to 8% for net capital gains from most property (regardless of when acquired) with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from the Trust and sell your Units at a loss after holding them for six months or less, the loss will be recharacterized as long term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

The Trusts will provide notice to its Unit holders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REITs included in a Trust) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 10 business days before a Trust's Mandatory Termination Date. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. THIS DISTRIBUTION IS SUBJECT TO TAXATION, AND YOU WILL GENERALLY RECOGNIZE GAIN OR LOSS, GENERALLY BASED ON THE VALUE AT THAT TIME OF THE UNITS AND THE AMOUNT OF CASH RECEIVED. The IRS could, however, assert that a loss could not be currently deducted.

Rollovers.

If you elect to have your proceeds from your Trust rolled over into a future series of the Trust, the exchange would generally be considered a sale for federal income tax purposes.

Deductibility of Trust Expenses.

Expenses incurred and deducted by a Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Investments in Certain Foreign Corporations.

If a Trust holds an equity interest in any PFICs, which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Trust could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unit holders. The Trusts will not be able to pass through to its Unit holders any credit or deduction for such taxes. The Trusts may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Trusts would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Trusts might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

Foreign Investors.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Trusts will be characterized as dividends for federal income tax purposes (other than dividends which a Trust properly reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, except as described below, distributions received by a foreign investor from a Trust that are properly reported by such Trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Trust makes certain elections and certain other conditions are met.

Distributions after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to or dispositions by (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of Units by such persons may be subject to such withholding after December 31, 2014.

Foreign Tax Credit.

If at least 50% of the value of the total assets of a Trust (at the close of the taxable year) is represented by foreign securities, the tax statement that you receive may include an item showing foreign taxes such Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

United Kingdom Taxation.

The following summary describes certain important U.K. tax consequences for certain U.S. resident Unit holders who hold Units in the Global Target 15 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary is intended to be a general guide only and is subject to any changes in law interpretation or practice occurring after the date of this prospectus. You should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. A U.K. resident individual who receives a dividend from a U.K. company is generally entitled to a tax credit which is offset against U.K. income tax liabilities.

As a U.S. resident Unit holder, you will not be able to claim any refund of the tax credit for dividends paid by U.K. companies.

Taxation of Capital Gains. U.S. investors who are neither resident nor ordinarily resident for U.K. tax purposes in the United Kingdom will not generally be liable for U.K. tax on gains arising on the disposal of Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio. However, they may be liable if, in the case of corporate holders, such persons carry on a trade in the U.K. through a permanent establishment, or in the case of individual holders, such persons carry on a trade, profession or vocation in the U.K. through a branch or agency and the Units are used, held or acquired for the purposes of such a trade, profession or vocation or such branch or agency or permanent establishment as the case may be. Individual U.S. investors may also be liable if they have previously been resident or ordinarily resident in the United Kingdom and become resident or ordinarily resident in the United Kingdom in the future.

Inheritance Tax. Individual U.S. investors who, for the purposes of the Estate and Gift Tax Convention between the United States and the United Kingdom, are domiciled in the United States and who are not U.K. nationals will generally not be subject to U.K. inheritance tax on death or on gifts of the Units made during their lifetimes, provided any applicable U.S. federal gift or estate tax is paid. They may be subject to U.K. inheritance tax if the Units form part of the business property of a U.K. permanent establishment of an enterprise or pertain to a U.K. fixed base used for the performance of personal services in the United Kingdom.

Where the Units are held on trust, the Units will generally not be subject to U.K. inheritance tax if at the time of settlement, the settlor was domiciled in the United States and was not a national of the United Kingdom.

Where the Units are subject to both U.K. inheritance tax and U.S.
federal gift or estate tax, one of the taxes could generally be credited against the other.

Stamp Tax. A sale of Securities listed in the FT Index will generally result in either U.K. stamp duty or stamp duty reserve tax ("SDRT") being payable by the purchaser. The Global Target 15 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio each paid this tax when they acquired Securities. When the Global Target 15 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio sell Securities, it is anticipated that any U.K. stamp duty or SDRT will be paid by the purchaser.

Hong Kong Taxation.

The following summary describes certain important Hong Kong tax consequences to certain U.S. Unit holders who hold Units in the Global Target 15 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary assumes that you are not carrying on a trade, profession or business in Hong Kong and that you have no profits sourced in Hong Kong arising from the carrying on of such trade, profession or business. This summary is intended to be a general guide only and is subject to any changes in Hong Kong or U.S. law occurring after the date of this prospectus and you should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. Dividends you receive from the Global Target 15 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio relating to Hong Kong issuers are not taxable and therefore will not be subject to the deduction of any withholding tax.

Profits Tax. Unless you are carrying on a trade, profession or business in Hong Kong you will not be subject to profits tax imposed by Hong Kong on any gain or profits made on the realization or other disposal of your Units.

Estate Duty. Units of the Global Target 15 Portfolio, the Target
Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio do not give rise to Hong Kong estate duty liability.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

Ownership of Units will not be evidenced by certificates. If you purchase or hold Units through a broker/dealer or bank, your ownership of Units will be recorded in book-entry form at the Depository Trust Company ("DTC") and credited on its records to your broker/dealer's or bank's DTC account. If you purchase or hold FTPS Units, your ownership of FTPS Units will be recorded in book-entry form on the register of Unit holdings maintained by the FTPS Unit Servicing Agent. If you purchase or hold Units through First Trust's online transaction system which enables certain financial representatives to process Unit trades through the First Trust Advisor Direct system ("Advisor Direct"), your ownership of Units ("Advisor Direct Units") will be recorded in book-entry form on the register of Unit holdings maintained by the Trustee. Transfer of Units will be accomplished by book entries made by DTC and its participants if the Units are registered to DTC or its nominee, Cede & Co., or otherwise will be accomplished by book entries made by the FTPS Unit Servicing Agent, with respect to FTPS Units, or by the Trustee, with respect to Advisor Direct Units. DTC will forward all notices and credit all payments received in respect of the Units held by the DTC participants. You will receive written confirmation of your purchases and sales of Units from the broker/dealer or bank through which you made the transaction or from the FTPS Unit Servicing Agent if you purchased and hold FTPS Units or from Advisor Direct or the Trustee with respect to Advisor Direct Units. You may transfer your Units by contacting the broker/dealer or bank through which you hold your Units, or the FTPS Unit Servicing Agent, if you hold FTPS Units, or Advisor Direct or the Trustee, if you hold Advisor Direct Units.

Unit Holder Reports.

The Trustee will prepare a statement detailing the per Unit amounts (if any) distributed from the Income Account and Capital Account in connection with each distribution. In addition, at the end of each calendar year, the Trustee will prepare a statement which contains the following information:

- A summary of transactions in the Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by the Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

It is the responsibility of the entity through which you hold your Units to distribute these statements to you. In addition, you may also request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with applicable federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust. Dividends received on foreign Securities, if any, are converted into U.S. dollars at the applicable exchange rate.

For Trusts that are structured as grantor trusts, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month. However, the Trustee will not distribute money if the aggregate amount in the Income and Capital Accounts, exclusive of sale proceeds, equals less than 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, exceeds 0.1% of the net asset value of a Trust. The Trustee will distribute sale proceeds in the Capital Account, net of amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee, and pay expenses, on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the amount equals at least $1.00 per 100 Units.

For Trusts that intend to qualify as RICs and that make monthly distributions, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of each month to Unit holders of record on the tenth day of each month. Distributions from the Target Diversified Dividend Portfolio and the Target Double Play Portfolio will consist of an amount substantially equal to a Unit holder's pro rata share of the balance of the Income Account calculated on the basis of one-twelfth of the estimated annual dividend distributions (reset on a quarterly basis) in the Income Account after deducting estimated expenses. Distributions from the remaining Trusts that intend to qualify as RICs and that make monthly distributions will consist of the balance of the Income Account each month after deducting for expenses. Distributions from the Capital Account will only be made if the amount available for distribution equals at least $1.00 per 100 Units. In any case, the Trustee will distribute any funds in the Capital Account in December of each year and as part of the final liquidation distribution.

For Trusts that intend to qualify as RICs and that make semi-annual distributions, the Trustee will distribute money from the Income and Capital Accounts on the twenty-fifth day of June and December to Unit holders of record on the tenth day of such months. Distributions from the Capital Account will be made after amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee, and pay expenses are deducted. In addition, the Trustee will only distribute money in the Capital Account if the amount available for distribution from that account equals at least $1.00 per 100 Units. In any case, the Trustee will distribute any funds in the Capital Account in December of each year and as part of the final liquidation distribution.

For all Trusts, upon termination of a Trust for remaining Unit holders, amounts in the Income and Capital Accounts will be distributed to Unit holders. See "Summary of Essential Information." No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities.

If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the IRS. You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the deferred sales charge. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, unless you are a Rollover Unit holder, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in their Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of a Trust by notifying your broker/dealer or bank (or the FTPS Unit Servicing Agent with respect to FTPS Units or Advisor Direct with respect to Advisor Direct Units, as applicable) within the time period required by such entities so that they can notify the Trustee of your election at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of such Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending a request for redemption to your broker/dealer or bank through which you hold your Units or to the FTPS Unit Servicing Agent, if you hold FTPS Units, or Advisor Direct, if you hold Advisor Direct Units. No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which your redemption request is received by the Trustee from the broker/dealer or bank through which you hold your Units, or, if you hold FTPS Units, the date the redemption request is received by the FTPS Unit Servicing Agent, or, if you hold Advisor Direct Units, the date the redemption request is received either by Advisor Direct or the Trustee, as applicable (if such day is a day the NYSE is open for trading). However, if the redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN as generally discussed under "Income and Capital Distributions."

If you tender for redemption at least 2,500 Units of The Dow(R) Target 5 Portfolio, The Dow(R) Target Dividend Portfolio, Nasdaq (R) Target 15 Portfolio, NYSE(R) International Target 25 Portfolio, S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target Diversified Dividend Portfolio, Target Double Play Portfolio, Target Global Dividend Leaders Portfolio, Target Growth Portfolio or Value Line(R) Target 25 Portfolio; or 5,000 Units of the Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Focus Five Portfolio or Target VIP Conservative Equity Portfolio or such larger amount as required by your broker/dealer or bank, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request to your broker/dealer or bank at the time of tender. However, to be eligible to participate in the In-Kind Distribution option at redemption, Unit holders must hold their Units through the end of the initial offering period. The In-Kind Distribution option is generally not available to FTPS Unit holders or Unit holders who purchased through Advisor Direct. No In-Kind Distribution requests submitted during the 30 business days (10 business days in the case of the NYSE(R) International Target 25 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Diversified Dividend Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio, Target Global Dividend Leaders Portfolio, Target Growth Portfolio or Target VIP Conservative Equity Portfolio) prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank's or broker/dealer's account at DTC. This option is generally eligible only for stocks traded and held in the United States, thus excluding most foreign Securities. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the eligible Securities that make up the portfolio, and cash from the Capital Account equal to the non-eligible Securities and fractional shares to which you are entitled.

If you elect to receive an In-Kind Distribution of Securities from the NYSE(R) International Target 25 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Diversified Dividend Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio, Target Global Dividend Leaders Portfolio, Target Growth Portfolio or Target VIP Conservative Equity Portfolio, you should be aware that it will be considered a taxable event at the time you receive the Securities. See "Tax Status" for additional information.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

Any remaining deferred sales charge on the Units when you redeem them will be deducted from your redemption proceeds. In addition, during the initial offering period, the Redemption Price per Unit will include estimated organization costs as set forth under "Fee Table."

                 Investing in a New Trust

Each Trust's portfolio has been selected on the basis of total return potential for a limited time period. When each Trust is about to terminate, you may have the option to roll your proceeds into the next series of a Trust (the "New Trusts") if one is available. We intend to create the New Trusts in conjunction with the termination of the Trusts and plan to apply the same strategy we used to select the portfolio for the Trusts to the New Trusts.

If you wish to have the proceeds from your Units rolled into a New Trust you must notify the broker/dealer where your Units are held (or the FTPS Unit Servicing Agent in the case of FTPS Units) of your election prior to that firm's cut-off date. If you make this election you will be considered a "Rollover Unit holder."

Once all of the Securities are sold in connection with the termination of a Trust, as described in "Amending or Terminating the Indenture," your proceeds, less any brokerage fees, governmental charges or other expenses involved in the sales, will be used to buy units of a New Trust or trust with a similar investment strategy that you have selected, provided such trusts are registered and being offered. Accordingly, proceeds may be uninvested for up to several days. Units purchased with rollover proceeds will generally be purchased subject to the maximum remaining deferred sales charge and creation and development fee on such units (currently expected to be $.195 per Unit), but not the initial sales charge. Units purchased using proceeds from Fee Accounts Units will generally not be subject to any transactional sales charge.

We intend to create New Trust units as quickly as possible, depending on the availability of the securities contained in a New Trust's portfolio. Rollover Unit holders will be given first priority to purchase New Trust units. We cannot, however, assure the exact timing of the creation of New Trust units or the total number of New Trust units we will create. Any proceeds not invested on behalf of Rollover Unit holders in New Trust units will be distributed within a reasonable time after such occurrence. Although we believe that enough New Trust units can be created, monies in a New Trust may not be fully invested on the next business day.

Please note that there are certain tax consequences associated with becoming a Rollover Unit holder. See "Tax Status." We may modify, amend or terminate this rollover option upon 60 days notice.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable (i) in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such or
(ii) to provide funds to make any distribution for a taxable year in order to avoid imposition of any income or excise taxes on undistributed income in a Trust which is a "regulated investment company";

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust;

- As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company; or

- The sale of the Security is necessary for a Trust to comply with such federal and/or state securities laws, regulations and/or regulatory actions and interpretations which may be in effect from time to time.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The FT Series," a Trust structured as a grantor trust may not, and a Trust structured as a "regulated investment company" generally will not, acquire any securities or other property other than the Securities. With respect to Trusts structured as grantor trusts, the Trustee, on behalf of such Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. With respect to Trusts structured as "regulated investment companies," the Trustee, on behalf of the Trust and at the direction of the Sponsor, will vote for or against any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act. As authorized by the Indenture, the Trustee may also employ a subsidiary or affiliate of the Trustee to act as broker in selling such Securities or property. Each Trust will pay for these brokerage services at standard commission rates.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information." The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

If a Trust is terminated due to this last reason, we will refund your entire sales charge; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result in all remaining unpaid deferred sales charges on your Units being deducted from your termination proceeds. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you do not elect to participate in the Rollover Option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. The Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

           Information on the Sponsor, Trustee,
          FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $175 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2011, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $30,265,155 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of the New York State Department of Financial Services and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts identified as Grantor Trusts. Linklaters LLP acts as special United Kingdom tax counsel for the Global Target 15 Portfolio.

Experts.

The Trusts' statements of net assets, including the schedules of investments, as of the opening of business on the Initial Date of Deposit included in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

The NASDAQ Stock Market LLC.

Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio is sponsored, endorsed, sold or promoted by The NASDAQ Stock Market LLC (including its affiliates) (Nasdaq, with its affiliates, is referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") is in the licensing of the Nasdaq 100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee, the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. Nasdaq has no obligation to take the needs of the Licensee, the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio to be issued or in the determination or calculation of the equation by which the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TARGET VIP AGGRESSIVE EQUITY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT

TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI EAFE Index(R).

THE TARGET FOCUS FIVE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY FIRST TRUST PORTFOLIOS L.P. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE TRUST OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN TRUSTS GENERALLY OR IN THE TRUST PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE TRUST OR THE ISSUER OR OWNERS OF THE TRUST OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE TRUST OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE TRUST TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE UNITS OF THE TRUST ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE TRUST OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE TRUST.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE TRUST, OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             First Trust(R)

                  Dow(R) Target 5 4Q '12 - Term 1/9/14
                 Dow(R) Target Dvd. 4Q '12 - Term 1/9/14
                  Global Target 15 4Q '12 - Term 1/9/14
                Nasdaq(R) Target 15 4Q '12 - Term 1/9/14
              NYSE(R) Intl. Target 25 4Q '12 - Term 1/9/14
                   S&P Target 24 4Q '12 - Term 1/9/14
                 S&P Target SMid 60 4Q '12 - Term 1/9/14
                    Target 50/50 4Q '12 - Term 1/9/14
                 Target Divsd. Dvd. 4Q '12 - Term 1/9/14
              Target Dvd. Multi-Strat. 4Q '12 - Term 1/9/14
                  Target Dbl. Play 4Q '12 - Term 1/9/14
                   Target Focus 5 4Q '12 - Term 1/9/14
             Target Global Dvd. Leaders 4Q '12 - Term 1/9/14
                   Target Growth 4Q '12 - Term 1/9/14
               Target VIP Cons. Eqty. 4Q '12 - Term 1/9/14
              Value Line(R) Target 25 4Q '12 - Term 1/9/14
                                 FT 3729

                                Sponsor:

                       First Trust Portfolios L.P.
                       Member SIPC o Member FINRA
                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                             1-800-621-1675

   FTPS Unit Servicing Agent:                    Trustee:

        FTP Services LLC                The Bank of New York Mellon

     120 East Liberty Drive                 101 Barclay Street
     Wheaton, Illinois 60187             New York, New York 10286
         1-866-514-7768                       1-800-813-3074
                                           24-Hour Pricing Line:
                                              1-800-446-0132
                                 Please refer to the "Summary of Essential
                                Information" for each Trust's Product Code.

                            ________________________

    When Units of the Trusts are no longer available, this prospectus may be used as a preliminary prospectus for a future series, in which case you should note the following:

    THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE
      MAY NOT SELL, OR ACCEPT OFFERS TO BUY, SECURITIES OF A FUTURE SERIES UNTIL THAT SERIES HAS BECOME EFFECTIVE WITH THE SECURITIES AND EXCHANGE COMMISSION. NO SECURITIES CAN BE SOLD IN ANY STATE WHERE A SALE WOULD
                                    BE ILLEGAL.

                            ________________________

      This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C.
                                   under the:

               - Securities Act of 1933 (file no. 333-183084) and

               - Investment Company Act of 1940 (file no. 811-05903)

     Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference
                   Room may be obtained by calling the SEC at
                                1-202-942-8090.

     Information about the Trusts is available on the EDGAR Database on the
                             SEC's Internet site at
                              http://www.sec.gov.

                     To obtain copies at prescribed rates -

              Write: Public Reference Section of the SEC,
                     100 F Street, N.E.; Washington, D.C. 20549 e-mail address: publicinfo@sec.gov

                               September 28, 2012
                          As amended October 1, 2012

               PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trusts contained in FT 3729 not found in the prospectus for the Trusts. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in the Trusts. This Information Supplement should be read in conjunction with the prospectus for the Trust in which you are considering investing.

This Information Supplement is dated September 28, 2012, as amended October 1, 2012. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Dow Jones & Company, Inc.                                       1
Standard & Poor's                                               2
The NASDAQ Stock Market LLC                                     3
Value Line Publishing, Inc.                                     3
New York Stock Exchange                                         3
Risk Factors
   Securities                                                   4
   Dividends                                                    4
   Hong Kong and China                                          4
   United Kingdom                                               6
   Foreign Issuers                                              6
   Emerging Markets                                             7
   Exchange Rates                                               8
   REITs                                                       11
   Small-Cap Companies                                         12
Litigation
   Tobacco Industry                                            12
Concentrations
   Consumer Products                                           13
   Energy                                                      13
   Financials                                                  15
   Health Care                                                 19
   Information Technology                                      19
   Telecommunication Services                                  20
Securities
   The Dow(R) DART 5 Strategy Stocks                           21
   The Dow(R) DART 10 Strategy Stocks                          21
   The Dow(R) Target 5 Strategy Stocks                         22
   The Dow(R) Target Dividend Strategy Stocks                  22
   European Target 20 Strategy Stocks                          23
   Global Target 15 Strategy Stocks                            25
   MSCI EAFE Target 20 Strategy Stocks                         26
   Nasdaq(R) Target 15 Strategy Stocks                         27
   NYSE(R) International Target 25 Strategy Stocks             28
   S&P Target 24 Strategy Stocks                               29
   S&P Target SMid 60 Strategy Stocks                          31
   Target Diversified Dividend Strategy Stocks                 34
   Target Global Dividend Leaders Strategy Stocks              36
   Target Growth Strategy Stocks                               39
   Target Small-Cap Strategy Stocks                            41
   Value Line(R) Target 25 Strategy Stocks                     43

Dow Jones & Company, Inc.

The "Dow Jones Industrial Average(sm)" and the "Dow Jones U.S. Select Dividend Index(sm)" are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and have been licensed for use. "Dow Jones(R)", "Dow Jones Industrial Average(sm)", "Dow Jones U.S. Select Dividend Index(sm)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been licensed for use for certain purposes by the Sponsor. The Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones', CME's and their respective affiliates' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones, the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm), which are determined, composed and calculated by CME without regard to the Sponsor or the Trusts. Dow Jones and CME have no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Trusts. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Trusts currently being issued by the Sponsor, but which may be similar to and competitive with the Trusts. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). It is possible that this trading activity will affect the value of the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm) and the Trusts.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE SPONSOR, OTHER THAN THE LICENSORS OF CME.

Standard & Poor's

The Trusts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly or the ability of either the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the licensee or the Trusts. S&P has no obligation to take the needs of the licensee or the owners of the Trusts into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trusts or the timing of the issuance or sale of the Trusts or in the determination or calculation of the equation by which the Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A

PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The NASDAQ Stock Market LLC.

The "Nasdaq 100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trade or service marks of The NASDAQ Stock Market LLC (which with its affiliates is the "Corporations") and are licensed for use by us. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio have been passed on by the Corporations as to its legality or suitability. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio are issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

Value Line Publishing, Inc.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Portfolios L.P. and/or First Trust Advisors L.P. is VLPI's licensing to First Trust Portfolios L.P. and/or First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Portfolios L.P. or First Trust Advisors L.P., this Product or any investor. VLPI has no obligation to take the needs of First Trust Portfolios L.P. and/or First Trust Advisors L.P. or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

New York Stock Exchange

"NYSE (R)" is a registered trademark of, and "NYSE International 100 Index(SM)" is a service mark of, New York Stock Exchange, Inc. ("NYSE"). NYSE has no relationship to First Trust Portfolios L.P. other than the licensing of the "NYSE International 100 Index(SM)" and the trademark and service mark referenced above for use in connection with the NYSE
(R) International Target 25 Strategy.

NYSE does not: sponsor, endorse, sell or promote the NYSE (R) International Target 25 Strategy; recommend that any person invest in the NYSE (R) International Target 25 Strategy or any other securities; have any responsibility or liability for or make any decision about the timing, amount or pricing of the NYSE (R) International Target 25 Strategy; have any responsibility or liability for the administration, management or marketing of the NYSE (R) International Target 25 Strategy; consider the needs of the NYSE (R) International Target 25 Strategy or the owners of the NYSE (R) International Target 25 Strategy in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE will not have any liability in connection with the NYSE (R) International Target 25 Strategy. Specifically, NYSE does not make any warranty, express or implied, and NYSE disclaims any warranty about: the results to be obtained by the NYSE (R) International Target 25 Strategy, the owners of the NYSE (R) International Target 25 Strategy, or any other relevant person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; the merchantability or fitness for a particular purpose or use of the Index and its data. NYSE will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will NYSE be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE knows that they might occur. The licensing agreement between First Trust Portfolios L.P. and NYSE is solely for their benefit and not for the benefit of the owners of the NYSE (R) International Target 25 Strategy or any other third parties.

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Hong Kong and China. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China under the "one country, two systems" principle. Hong Kong's new constitution became the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. There were no major import, export or foreign exchange restrictions. Regulation of business was generally minimal with certain exceptions, including regulated entry into certain sectors of the economy and a fixed exchange rate regime by which the Hong Kong dollar has been pegged to the U.S. dollar. Over the two decades leading up to and through 1996, the gross domestic product (GDP) tripled in real terms, equivalent to an average annual growth rate of 6%.

Hong Kong is now one of the world's most open and dynamic economies. In 2010 Hong Kong's real economic growth rate rose to 6.8%, recovering from the global financial turmoil. Inflation rose gradually to 2.4% in 2010 from 0.5% in 2009. The government introduced several rounds of measures to forestall the risk of a housing market bubble arising from the low interest rates and ample liquidity in the global financial system.

Hong Kong's economic strengths, including a sound banking system, virtually no public debt, a strong legal system, ample foreign exchange reserves, and an able and rigorously enforced anti-corruption regime, enable it to quickly respond to changing circumstances. The government promotes measures designed to improve its attractiveness as a commercial and trading center and is continually refining its financial architecture. The government is deepening its economic interaction with the Pearl River Delta in an effort to maintain Hong Kong's position as a gateway to China. These efforts include the conclusion of a free trade agreement with China, known as the "Closer Economic Partnership Arrangement" (CEPA), which applies zero tariffs to all Hong Kong-origin goods, gives preferential treatment in 44 service sectors, and increases the scope for using the Chinese yuan or renminbi (RMB) in Hong Kong as a trade settlement currency, in savings deposits, and to purchase RMB-denominated bonds. Hong Kong, along with the Macau SAR, is also participating in a new pan-Pearl River Delta trade bloc with nine Chinese provinces, which aims to lower trade barriers among members, standardize regulations, and improve infrastructure.

Hong Kong's exports of goods and services rebounded strongly in 2010, by 17.3% and 15.0% respectively in real terms, fueled by quicker than expected recovery of the global economy and a massive Chinese fiscal and monetary stimulus program. The unemployment rate in 2010 dropped to 4.3%, the lowest since the fourth quarter of 2008. The Hong Kong Government predicts GDP growth will reach 4% to 5% in 2011.

U.S. companies have a generally favorable view of Hong Kong's business environment, including its legal system and the free flow of information, low taxation, and infrastructure.

Since 1978, China has reformed and opened its economy. The Chinese leadership has adopted a more pragmatic perspective on many political and socioeconomic problems and has reduced the role of ideology in economic policy. China's ongoing economic transformation has had a profound impact not only on China but on the world. The market-oriented reforms China has implemented over the past two decades have unleashed individual initiative and entrepreneurship. The result has been the largest reduction of poverty and one of the fastest increases in income levels ever seen. In 2010, China overtook Japan to become the world's second-largest economy in terms of gross domestic product, behind the United States. It has sustained average economic growth of over 9.3% since 1989. In 2010 its $5.88 trillion economy was just over one-third the size of the U.S. economy.

China is firmly committed to economic reform and opening to the outside world. The Chinese leadership has identified reform of state industries, the establishment of a social safety net, reduction of the income gap, protection of the environment, and development of clean energy as government priorities. Government strategies for achieving these goals include large-scale privatization of unprofitable state-owned enterprises, development of a pension system for workers, establishment of an effective and affordable health care system, building environmental requirements into promotion criteria for government officials, and increasing rural incomes to allow domestic demand to play a greater role in driving economic growth. The leadership has also downsized the government bureaucracy.

In the 1980s, China tried to combine central planning with market-oriented reforms to increase productivity, living standards, and technological quality without exacerbating inflation, unemployment, and budget deficits. It pursued agricultural reforms, dismantling the commune system and introducing a household-based system that provided peasants greater decision-making in agricultural activities. The government also encouraged nonagricultural activities such as village enterprises in rural areas, promoted more self-management for state-owned enterprises, increased competition in the marketplace, and facilitated direct contact between Chinese and foreign trading enterprises. China also relied more upon foreign financing and imports.

During the 1980s, these reforms led to average annual growth rates of 10% in agricultural and industrial output. Rural per capita real income doubled. China became self-sufficient in grain production; rural industries accounted for 23% of agricultural output, helping absorb surplus labor in the countryside. The variety of light industrial and consumer goods increased. Reforms began in the fiscal, financial, banking, price-setting, and labor systems.

By the late 1980s, however, the economy had become overheated, with increasing rates of inflation. At the end of 1988, in reaction to a surge of inflation caused by accelerated price reforms, the leadership introduced an austerity program.

China's economy regained momentum in the early 1990s. During a visit to southern China in early 1992, China's paramount leader at the time, Deng Xiaoping, made a series of political pronouncements designed to reinvigorate the process of economic reform. The 14th Party Congress later in the year backed Deng's renewed push for market reforms, stating that China's key task in the 1990s was to create a "socialist market economy." The 10-year development plan for the 1990s stressed continuity in the political system with bolder reform of the economic system.

Following the Chinese Communist Party's October 2003 Third Plenum, Chinese legislators unveiled several proposed amendments to the state constitution. One of the most significant was a proposal to provide protection for private property rights. Legislators also indicated there would be a new emphasis on certain aspects of overall government economic policy, including efforts to reduce unemployment, which was officially 4.1% for urban areas in 2010 but is much higher when migrants are included. Other areas of emphasis include rebalancing income distribution between urban and rural regions and maintaining economic growth while protecting the environment and improving social equity. The National People's Congress approved the amendments when it met in March 2004. The Fifth Plenum in October 2005 approved the 11th Five-Year Plan aimed at building a "harmonious society" through more balanced wealth distribution and improved education, medical care, and social security. The 12th Five-Year Plan was debated in mid-October 2010 at the fifth plenary session of the 17th Central Committee of the CCP, and approved by the National People's Congress during its annual session in March 2011. The 12th Five-Year Plan seeks to transform China's development model from one reliant on exports and investment to a model based on domestic consumption. It also seeks to address rising inequality and create an environment for more sustainable growth by prioritizing more equitable wealth distribution, increased domestic consumption, and improved social infrastructure and social safety nets.

United Kingdom. The United Kingdom has the seventh-largest economy in the world, has the second-largest economy in the European Union, and is a major international trading power. A highly developed, diversified, market-based economy with extensive social welfare services provides most residents with a high standard of living.

The United Kingdom's economy continues to recover from turmoil in the financial markets. It entered a recession in the third quarter of 2008 and exited recession in the fourth quarter of 2009. Growth since then has been patchy, held back by weak credit growth, a contraction in real incomes, and the poor economic outlook in the U.K.'s major trading partners. The U.K. economy contracted on a quarterly basis in the final quarter of 2010 and the final quarter of 2011. In response to the financial crisis, the British Government implemented a wide-ranging stability and recovery plan that included a fiscal stimulus package, bank recapitalization, and credit stimulus schemes. Extraordinary monetary policy measures, including very low interest rates (0.5%) and a quantitative easing program (****Char Pound****325 billion), remain in place. Despite this, domestic demand remains weak and unemployment has yet to return to pre-recession levels, standing at 8.4% in November 2011. The Conservative-Liberal Democrat coalition government that took power in May 2010 initiated a planned 5-year austerity program, which aims to lower the U.K.'s budget deficit from over 11% of GDP in 2010 to near 1% by 2015. Poorer than expected growth has meant that the coalition's budget deficit plans will now only be met in 2016/17.

As a leading international financial center, London was severely impacted by the financial crisis in 2008. U.K. banks laid off thousands of workers and scaled back their international operations during the crisis, although many are now rehiring. Two U.K. banks, Northern Rock and Bradford & Bingley, were nationalized, and the British Government took significant shares in the Royal Bank of Scotland and Lloyds Banking Group. In November 2011, the U.K. government sold Northern Rock to Virgin Money. In spite of the damage caused by the financial crisis, London's financial exports contribute greatly to the United Kingdom's gross domestic product and will continue to do so. Over 1 million people in the U.K. work in financial services, nearly 4% of total U.K. employment. About one-third are employed in London. The U.K.'s financial services industry contributed ****Char Pound****124 billion ($200 billion) to U.K. GDP in 2009, accounting for 10% of total economic output. London is a global leader in emissions trading, a center for Islamic banking, and home to the Alternative Investment Market.

Foreign Issuers. Since all of the Securities in the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts consist of securities of foreign issuers, an investment in these Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for such Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rates" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to such Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to such Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of such Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to a Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Emerging Markets. An investment in Units of certain of the Trusts should be made with an understanding of the risks inherent with investing in certain smaller and emerging markets. Compared to more mature markets, some emerging markets may have a low level of regulation, enforcement of regulations and monitoring of investors' activities. Those activities may include practices such as trading on material non-public information. The securities markets of developing countries are not as large as the more established securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. These factors may adversely affect the timing and pricing of the acquisition or disposal of securities.

In certain emerging markets, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which, along with other factors, could result in the registration of a shareholding being completely lost. Investors should therefore be aware that the Trust could suffer loss arising from these registration problems. In addition, the legal remedies in emerging markets are often more limited than the remedies available in the United States.

Practices pertaining to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in large part because of the need to use brokers and counterparties who are less well capitalized, and custody and registration of assets in some countries may be unreliable. As a result, brokerage commissions and other fees are generally higher in emerging markets and the procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. Delays in settlement could result in investment opportunities being missed if the Trust is unable to acquire or dispose of a security. Certain foreign investments may also be less liquid and more volatile than U.S. investments, which may mean at times that such investments are unable to be sold at desirable prices.

Political and economic structures in emerging markets often change rapidly, which may cause instability. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities market and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In addition to withholding taxes on investment income, some governments in emerging markets may impose different capital gains taxes on foreign investors. Foreign investments may also be subject to the risks of seizure by a foreign government and the imposition of restrictions on the exchange or export of foreign currency. Additionally, some governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are considerable.

Another risk common to most developing countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Exchange Rates. The Global Target 15 Portfolio, the Target 50/50 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio contain Securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United
States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most Western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. In Europe, the euro has been developed. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well-particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end-of-month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling, the Hong Kong dollar, the euro, the Japanese Yen, the Singapore dollar and the Australian dollar:


                                                      Foreign Exchange Rates
                                          Range of Fluctuations in Foreign Currencies

           United Kingdom
Annual     Pound Sterling/           Hong Kong/     Euro/           Japanese Yen/      Singapore/     Australia/
Period     U.S. Dollar               U.S. Dollar    U.S. Dollar     U.S. Dollar        U.S. Dollar    U.S. Dollar
------     ------------              -----------    -----------     -------------      -----------    -----------
1983       0.616-0.707               6.480-8.700
1984       0.670-0.864               7.774-8.050
1985       0.672-0.951               7.729-7.990
1986       0.643-0.726               7.768-7.819
1987       0.530-0.680               7.751-7.822
1988       0.525-0.601               7.764-7.912
1989       0.548-0.661               7.775-7.817
1990       0.504-0.627               7.740-7.817
1991       0.499-0.624               7.716-7.803
1992       0.499-0.667               7.697-7.781
1993       0.630-0.705               7.722-7.766
1994       0.610-0.684               7.723-7.750
1995       0.610-0.653               7.726-7.763                     80.630-104.550    1.389-1.466    1.289-1.411
1996       0.583-0.670               7.732-7.742                    103.450-116.210    1.394-1.426    1.225-1.363
1997       0.584-0.633               7.708-7.751                    111.260-130.880    1.399-1.699    1.253-1.538
1998       0.584-0.620               7.735-7.749                    113.600-147.260    1.584-1.792    1.456-1.797
1999       0.597-0.646               7.746-7.775    0.845-0.999     101.640-124.320    1.654-1.736    1.488-1.639
2000       0.605-0.715               7.774-7.800    0.968-1.209     101.450-114.410    1.656-1.759    1.499-1.961
2001       0.678-0.707               7.798-7.800    1.045-1.194     113.570-131.790    1.727-1.856    1.749-2.087
2002       0.621-0.709               7.799-7.800    0.953-1.164     115.810-134.710    1.733-1.852    1.737-1.974
2003       0.560-0.636               7.742-7.800    0.794-0.929     106.970-121.690    1.700-1.784    1.330-1.779
2004       0.514-0.568               7.763-7.800    0.738-0.844     102.080-114.510    1.631-1.728    1.253-1.465
2005       0.518-0.583               7.752-7.800    0.743-0.857     102.050-121.040    1.619-1.706    1.252-1.381
2006       0.509-0.576               7.753-7.792    0.755-0.839     109.760-119.780    1.534-1.661    1.264-1.419
2007       0.481-0.509               7.750-7.826    0.683-0.767     107.410-123.900    1.440-1.545    1.071-1.298
2008       0.502-0.685               7.750-7.804    0.633-0.788      90.640-108.800    1.356-1.513    1.043-1.526
2009       0.598-0.698               7.750-7.755    0.666-0.789      86.410- 98.960    1.384-1.547    1.092-1.569
2010       0.624-0.688               7.751-7.789    0.717-0.817      80.400- 93.850    1.283-1.407    0.977-1.189
2011       0.599-0.643               7.766-7.797    0.675-0.772      76.660- 83.130    1.204-1.307    0.910-1.035

Source: Bloomberg L.P.

                                                 End of Month Exchange Rates
                                                   for Foreign Currencies

                   United Kingdom                                       Japanese
                   Pound Sterling/   Hong Kong/       Euro/             Yen/              Singapore/        Australia/
Monthly Period     U.S. Dollar       U.S. Dollar      U.S. Dollar       U.S. Dollar       U.S. Dollar       U.S. Dollar
--------------     --------------    -----------      -----------       -----------       -----------       -----------
2009:
 January             .688              7.755             .780            89.920             1.510             1.569
 February            .698              7.755             .789            97.570             1.547             1.565
 March               .698              7.750             .755            98.960             1.523             1.447
 April               .676              7.750             .756            98.630             1.481             1.378
 May                 .618              7.752             .706            95.340             1.444             1.248
 June                .608              7.750             .713            96.360             1.447             1.240
 July                .598              7.750             .701            94.680             1.439             1.196
 August              .614              7.751             .698            93.120             1.441             1.185
 September           .626              7.750             .683            89.700             1.410             1.133
 October             .608              7.750             .679            90.090             1.400             1.111
 November            .608              7.750             .666            86.410             1.384             1.092
 December            .618              7.754             .698            93.020             1.405             1.114
2010:
 January             .626              7.765             .721            90.270             1.407             1.131
 February            .656              7.763             .734            88.970             1.406             1.117
 March               .659              7.764             .740            93.470             1.399             1.090
 April               .655              7.764             .752            93.850             1.371             1.082
 May                 .688              7.787             .813            91.260             1.400             1.182
 June                .669              7.789             .817            88.430             1.399             1.189
 July                .637              7.767             .766            86.470             1.360             1.123
 August              .652              7.778             .789            84.200             1.356             1.106
 September           .636              7.759             .733            83.530             1.316             1.034
 October             .624              7.751             .717            80.400             1.294             1.017
 November            .643              7.766             .770            83.690             1.320             1.043
 December            .641              7.770             .747            81.120             1.283             0.977
2011:
 January             .624              7.797             .730            82.040             1.280             1.003
 February            .615              7.788             .724            81.780             1.272             0.982
 March               .624              7.779             .706            83.130             1.260             0.968
 April               .599              7.766             .675            81.190             1.224             0.911
 May                 .608              7.777             .695            81.520             1.233             0.937
 June                .623              7.782             .690            80.560             1.229             0.933
 July                .609              7.794             .695            76.760             1.204             0.910
 August              .615              7.786             .696            76.660             1.204             0.934
 September           .642              7.786             .747            77.060             1.307             1.035
 October             .622              7.768             .722            78.170             1.255             0.950
 November            .637              7.768             .744            77.620             1.282             0.972
 December            .643              7.767             .772            76.910             1.297             0.980
2012:
 January             .635              7.755             .764            76.270             1.258             0.942
 February            .628              7.756             .750            81.150             1.252             0.932
 March               .625              7.766             .749            82.870             1.258             0.967
 April               .616              7.759             .755            79.820             1.237             0.959
 May                 .649              7.762             .809            78.320             1.289             1.027
 June                .637              7.757             .789            79.790             1.265             0.977
 July                .638              7.755             .813            78.120             1.245             0.952
 August              .630              7.756             .795            78.390             1.247             0.969
 September           .619              7.755             .778            77.960             1.227             0.964

Source: Bloomberg L.P.

The Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trusts would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trusts will be conducted by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

REITs. An investment in Units of the S&P Target SMid 60 Portfolio, the Target Focus Five Portfolio and the Target Global Dividend Leaders Portfolio should be made with an understanding of risks inherent in an investment in U.S.-based REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Litigation

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, five of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc.

On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion verdict against Altria Group's Philip Morris USA division ("Philip Morris") in what is known as the Price case, ordering a lower court to dismiss the case in which the company was accused of defrauding customers into thinking "light" cigarettes were safer than regular ones. The Court held that the Federal Trade Commission specifically authorized the use of "light" and "low tar" to describe the cigarettes, and, therefore, Philip Morris is not liable under the Illinois Consumer Fraud Act, even if the terms may be deemed false, deceptive or misleading. The case was decided on the basis of a state statute and not federal preemption. The initial $10.1 billion judgment in the Price case was handed down against Philip Morris by a trial court judge in March 2003. The Illinois Supreme Court took the unusual step of bypassing the appellate court in hearing the case on appeal directly from the trial court. The size of the original award put the company at risk for filing bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could have been in jeopardy. On May 5, 2006 the Illinois Supreme Court denied the plaintiff's motion for a rehearing, and on November 27, 2006 the Supreme Court of the United States denied certiorari.

In a suit brought by the Department of Justice against Altria and other cigarette companies, a U.S. District Court ruled on August 17, 2006, that the defendants violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"). However, the court refused to grant the $10 billion smoking cessation campaign and $4 billion youth counter-marketing campaign remedies requested by the government. The court did rule that Philip Morris must remove "light" and "ultra light" from its packaging. Altria is appealing this verdict.

On July 6, 2006, the Florida Supreme Court decertified a class and overturned a trial court's $145 billion punitive damages award against Philip Morris as excessive and improper as a matter of law.

On December 15, 2008 the Supreme Court of the United States ruled that consumers may sue Philip Morris under state unfair trade laws. The Court held that neither the Federal Trade Commission's actions nor the Labeling Act, which sets forth the required cigarette warning labels, preempted a lawsuit based on state law. The Court noted that the Labeling Act mandates labels aimed at providing adequate health warnings, and it bars states from requiring additional health warnings. But the Labeling Act does not prevent claims that cigarettes labeled as "light" or "low tar" are fraudulent, deceptive or misleading.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentrations

When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow(R) Target 5 Portfolio is concentrated in stocks of health care and telecommunication services companies. The Dow(R) Target Dividend Portfolio, the Global Target 15 Portfolio, the Target 50/50 Portfolio, and the Target Dividend Multi-Strategy Portfolio are concentrated in stocks of financial companies. The Nasdaq(R) Target 15 Portfolio is concentrated in stocks of consumer product, health care and information technology companies. The NYSE(R) International Target 25 Portfolio is concentrated in stocks of energy and telecommunication services companies. The Target Double Play Portfolio is concentrated in stocks of consumer product and financial companies. The Target Focus Five Portfolio, the Target Growth Portfolio and the Value Line(R) Target 25 Portfolio are concentrated in stocks of consumer product companies.

Consumer Products. The general problems and risks inherent in an investment in the consumer products sector include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the sector are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Energy. An investment in Units of the Trust should be made with an understanding of the problems and risks an investment in Securities of companies involved in the energy sector may entail. The business activities of companies held in the Trust may include: production, generation, transmission, marketing, control, or measurement of coal, gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trust may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trust.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy sector include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the sector over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the sector entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products sector include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy sector or the environment could have a negative impact on the energy products sector. While legislation has been enacted to deregulate certain aspects of the energy sector, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any energy sector stocks in the Trust.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets, in commercial and residential real estate loans or any particular segment or industry; and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Banks and thrifts traditionally receive a significant portion of their revenues from consumer mortgage fee income as a result of activity in mortgage and refinance markets. As home purchasing and refinancing activity has subsided, this revenue has diminished. Economic conditions in the real estate markets have deteriorated, leading to asset write-offs and decreased liquidity in the credit markets, which can have a substantial negative effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Difficulties in the mortgage and broader credit markets have resulted in decreases in the availability of funds. Financial performance of many banks and thrifts, especially in securities collateralized by mortgage loans has deteriorated.

In response to recent market and economic conditions, the United States Government, particularly the U.S. Department of the Treasury ("U.S. Treasury"), the Federal Reserve Board ("FRB"), and the Federal Deposit Insurance Corporation ("FDIC") have taken a variety of extraordinary measures including capital injections, guarantees of bank liabilities and the acquisition of illiquid assets from banks designed to provide fiscal stimulus, restore confidence in the financial markets and to strengthen financial institutions. The Emergency Economic Stabilization Act of 2008 ("EESA") gave the U.S. Treasury $700 billion to purchase bad mortgage-related securities that caused much of the difficulties experienced by financial institutions and the credit markets in general. Additionally, the American Recovery and Reinvestment Act of 2009 ("ARRA") was signed into law in February, 2009. The EESA and ARRA, along with the U.S. Treasury's Capital Purchase Program (which provides for direct purchases by the U.S. Treasury of equity from financial institutions), contain provisions limiting the way banks and their holding companies are able pay dividends, purchase their own common stock, and compensate officers. Furthermore, participants have been subject to forward looking stress tests to determine if they have sufficient capital to withstand certain economic scenarios, including situations more severe than the current recession. As a result of these stress tests, some financial institutions were required to increase their level of capital through a combination of asset sales, additional equity offerings and the conversion of preferred shares into common stock. The long-term effects of the EESA, ARRA, and the stress tests are not yet known and cannot be predicted. This uncertainty may cause increased costs and risks for the firms associated with the respective programs.

Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the FDIC, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

In light of the current credit market difficulties, the U.S. Government is considering changes to the laws and regulatory structure. New legislation and regulatory changes could cause business disruptions, result in significant loss of revenue, limit financial firms' ability to pursue business opportunities, impact the value of business assets and impose additional costs that may adversely affect business. There can be no assurance as to the actual impact these laws and their implementing regulations, or any other governmental program, will have on the financial markets. Currently the FRB, FDIC, Securities and Exchange Commission, Office of Comptroller of the Currency (a bureau of the U.S. Treasury which regulates national banks), and the U.S. Commodities Futures Trading Commission (which oversees commodity futures and option markets) all play a role in the supervision of the financial markets. On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Reform Act"). The Reform Act calls for swift government intervention which includes the creation of new federal agencies that will have a direct impact on the financial, banking and insurance industries. Provisions of the Reform Act include the creation of a Financial Oversight Council to advise the FRB on the identification of firms who failure could pose a threat to financial stability due to their combination of size, leverage, and interconnectedness. Additionally, these financial firms would be subject to increased scrutiny concerning their capital, liquidity, and risk management standards. Provisions of the Reform Act would create a the National Bank Supervisor to conduct prudential supervision regulation of all federally chartered depository institutions, and all federal branches and agencies of foreign banks. This single regulator would oversee the entire banking industry, thereby leading to potential risks, costs and unknown impacts on the entire financial sector.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in the recent past. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act of 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991, the Riegle-Neal Interstate Banking and Branching Efficiency Act of 1994 and the regulations promulgated under these laws. In 1999, the Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Banks and thrifts now face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies. Banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches, thus leading to continued consolidation.

The Securities and Exchange Commission and the Financial Accounting Standards Board ("FASB") require the expanded use of market value accounting by banks and have imposed rules requiring mark-to-market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Accounting Standards Codification 820, "Fair Value Measurements and Disclosures" (formerly Statement of Financial Accounting Standards No. 157) changed the requirements of mark-to-market accounting and determining fair value when the volume and level of activity for the asset or liability has significantly decreased. These changes and other potential changes in financial accounting rules and valuation techniques may have a significant impact on the banking and financial services industries in terms of accurately pricing assets or liabilities.

Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or change the dollar amount or number of deposits insured for any depositor. On October 3, 2008, EESA increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor until December 31, 2013. The impact of this reform is unknown and could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 ("BHC Act") generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining FRB approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies in which the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Negative economic events in the credit markets have led some firms to declare bankruptcy, forced short-notice sales to competing firms, or required government intervention by the FDIC or through an infusion of Troubled Asset Relief Program funds. Consolidation in the industry and the volatility in the stock market have negatively impacted investors.

Additionally, government intervention has required many financial institutions to become bank holding companies under the BHC Act. Under the system of functional regulation established under the BHC Act, the FRB supervises bank holding companies as an umbrella regulator. The BHC Act and regulations generally restrict bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. The FRB and FDIC have also issued substantial risk-based and leverage capital guidelines applicable to U.S. banking organizations. The guidelines define a three-tier framework, requiring depository institutions to maintain certain leverage ratios depending on the type of assets held. If any depository institution controlled by a financial or bank holding company ceases to meet capital or management standards, the FRB may impose corrective capital and/or managerial requirements on the company and place limitations on its ability to conduct broader financial activities. Furthermore, proposed legislation will allow the Treasury and the FDIC to create a resolution regime to "take over" bank and financial holding companies. The "taking over" would be based on whether the firm is in default or in danger of defaulting and whether such a default would have a serious adverse affect on the financial system or the economy. This mechanism would only be used by the government in exceptional circumstances to mitigate these effects. This type of intervention has unknown risks and costs associated with it, which may cause unforeseeable harm in the industry.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Interest rate levels, general economic conditions and price and marketing competition affect insurance company profits. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations;
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables; and (ix) proposed legislation that would establish the Office of National Insurance within the Treasury. This proposed federal agency would gather information, develop expertise, negotiate international agreements, and coordinate policy in the insurance sector. This enhanced oversight into the insurance industry may pose unknown risks to the sector as a whole.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Major determinants of future earnings of companies in the financial services sector are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Health Care. Health care companies include those involved in health care/managed care, hospital management/health services, the creation and development of drugs and biotechnology, and the development of advanced medical devices, instruments and other supplies, all of which have unique potential risks. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have operating losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services.

 As the number of older people in the United States increases, the health care system is increasingly burdened by the costs related to chronic illnesses, injuries, disabilities, nursing home care and home health care. These costs may be exaggerated for health care facility operators who may already by events and conditions including fluctuating demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party programs. The challenges presented by an increase in the elderly population may require an increase in spending to improve and expand the health care infrastructure as well as overall reform to the entire health care system.

Legislative proposals concerning health care are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of pre-paid health care plans. Recent regulatory changes include Medicare Prescription Drug Improvement and Modernization Act of 2003, the Deficit Reduction Act of 2005, the Food and Drug Administration Amendments Act of 2007, and the Health Care and Education Affordability Reconciliation Act of 2010.

The possibility of significant health care reform has increased in recent years. President Barack Obama's budget request for the 2010 fiscal year sets aside $634 billion over 10 years to finance reforms to the health care system including the expansion of health care insurance to cover all Americans. If adopted, this reserved funding would be financed in part by $316 billion in various cuts to Medicare and Medicaid, including cutting payments to insurers that contract with the government through Medicare. The effects on health care companies if the budget proposal is approved are uncertain.

President Obama recently signed the Health Care and Education Affordability Reconciliation Act of 2010, which is expected to have significant implications on the health care sector. The goal of the legislation is to provide health insurance coverage for those who do not have it. The measure will require most Americans to purchase health insurance coverage; will add approximately 16 million people to the Medicaid rolls; and will subsidize private coverage for low- and middle-income people. It will also regulate private insurers more closely, banning practices such as denial of care for pre-existing conditions. The implementation of the Act's provisions will take place over the next several years and could cause a decrease in the profitability of companies in the health care sector through increased costs and possible downward pressure on prices charged. The long-term effects of the Act on the health care sector remain uncertain and cannot be predicted.

Information Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Telecommunication Services. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The telecommunications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trusts' Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Companies involved in the telecommunications sector are currently in the midst of a period of modest growth, with changes in regulation and technology responsible. Worldwide telecommunications are expected to grow approximately 6% from 2005 through 2010 with wireless technology making up half of the revenue. However, growth will not be consistent among all product types. Local phone markets have been pressured by a shift to wireless phones, the Internet, and cable television providers now competing directly with telephone companies. Additionally, pricing pressure and competition have intensified. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines.

Securities

The following information describes the common stocks selected through the application of each of the Strategies which comprise the various Trusts described in the prospectus.

                   The Dow (R) DART 5 Strategy Stocks

American Express Company, headquartered in New York, New York, provides credit and charge card services as well as travel-related services, including travelers' checks, to consumers worldwide.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products.

International Business Machines Corporation, headquartered in Armonk,
New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

                   The Dow (R) DART 10 Strategy Stocks

American Express Company, headquartered in New York, New York, provides credit and charge card services as well as travel-related services, including travelers' checks, to consumers worldwide.

AT&T Inc., headquartered in Dallas, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

International Business Machines Corporation, headquartered in Armonk,
New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

JPMorgan Chase & Co., headquartered in New York, New York, conducts business in two broad spheres of activity: global financial services under the "JPMorgan" name, and commercial retail banking under the "Chase" name.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

UnitedHealth Group Incorporated, headquartered in Minnetonka, Minnesota, is aligned into four businesses which work together to provide customers with an integrated set of health and well-being products and services. These businesses include: Health Care Services; OptumHealth; Ingenix; and Prescription Solutions.

                  The Dow (R) Target 5 Strategy Stocks

AT&T Inc., headquartered in Dallas, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Verizon Communications Inc., headquartered in New York, New York, provides wireline voice and data services, wireless services, Internet service and published directory information. The company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and pay phones. The company operates worldwide.

               The Dow (R) Target Dividend Strategy Stocks

The Allstate Corporation, headquartered in Northbrook, Illinois, through subsidiaries, writes property-liability insurance, primarily private passenger automobile and homeowners policies. The company also offers life insurance, annuity and group pension products.

American Electric Power Company, Inc., headquartered in Columbus, Ohio, is a public utility holding company engaged in the generation, transmission, and distribution of electric power.

Astoria Financial Corporation, headquartered in Lake Success, New York, through wholly-owned Astoria Federal Savings and Loan Association, conducts a savings and loan business through numerous offices in Brooklyn, Chenango, Nassau, Otsego, Queens, Suffolk and Westchester counties in New York.

BB&T Corporation, headquartered in Winston-Salem, North Carolina, through subsidiaries, conducts a general banking business in four states and Washington, D.C.; offers lease financing to commercial businesses and municipal governments; and reinsures and underwrites certain credit life and credit accident and health insurance policies.

Briggs & Stratton Corporation, headquartered in Wauwatosa, Wisconsin, is a producer of air-cooled gasoline engines and other gasoline engine powered equipment which are sold to manufacturers of lawn and garden equipment worldwide.

Cincinnati Financial Corporation, headquartered in Fairfield, Ohio, through its subsidiaries, offers property and casualty and life insurance. The company markets a variety of insurance products, provides leasing and financing, and provides investment management services to institutions, corporations, and individuals.

Commercial Metals Company, headquartered in Irving, Texas, manufactures, recycles, markets and distributes steel and metal products and related materials and services through a network of locations located throughout the United States and internationally.

Eaton Corporation, headquartered in Cleveland, Ohio, is a global manufacturer of highly engineered products that serve industrial, vehicle, construction, commercial, aerospace and semiconductor markets.

F.N.B. Corporation, headquartered in Hermitage, Pennsylvania, is a financial services holding company. The company, through its subsidiaries in Pennsylvania, northern and central Tennessee, and eastern Ohio, provides a variety of financial services, primarily to consumers and small to medium-sized businesses.

First Niagara Financial Group, Inc., headquartered in Lockport, New York, is a bank holding company. The banks provide an array of deposit products and loans, as well as insurance, leasing, investment advisory services, insurance agency services and trust services.

FirstEnergy Corp., headquartered in Akron, Ohio, is a holding company whose subsidiaries, Ohio Edison, The Illuminating Company, Pennsylvania Power and Toledo Edison, provide electric utility service to customers in Ohio and Pennsylvania.

FirstMerit Corporation, headquartered in Akron, Ohio, is a bank holding company whose principal business consists of owning and supervising its affiliates in northeastern and central Ohio.

New York Community Bancorp, Inc., headquartered in Westbury, New York, is a holding company for New York Community Bank, a state-chartered stock savings bank.

Northrop Grumman Corporation, headquartered in Los Angeles, California, provides technologically advanced products, services and solutions in defense and commercial electronics, systems integration, information and non-nuclear shipbuilding and systems.

People's United Financial Inc., headquartered in Bridgeport,
Connecticut, is a stock savings bank, offering services to individual, corporate and municipal customers.

Pinnacle West Capital Corporation, headquartered in Phoenix, Arizona, owns Arizona Public Service Company, an electric utility that provides retail and wholesale electric service to substantially all of Arizona, with the major exceptions of the Tucson metropolitan area and approximately one-half of the Phoenix metropolitan area.

PPL Corporation, headquartered in Allentown, Pennsylvania, is an energy and utility holding company that, through its subsidiaries, generates electricity in power plants in the northeastern and western United States; markets wholesale or retail energy in 42 states and Canada; delivers electricity to customers in the United States, United Kingdom and Latin America; and provides energy services for businesses in the mid-Atlantic and northeastern United States.

Republic Services, Inc., headquartered in Fort Lauderdale, Florida, provides non-hazardous solid waste collection and disposal services for commercial, industrial, municipal and residential customers in the United States.

Trustmark Corporation, headquartered in Jackson, Mississippi, through its subsidiaries, provides banking and financial solutions to corporate, institutional and individual customers in the states of Florida, Mississippi, Tennessee and Texas.

United Bankshares, Inc., headquartered in Charleston, West Virginia, through wholly-owned United National Bank and United Bank, provides commercial banking and trust services in West Virginia, Maryland, Ohio, Virginia and Washington, D.C.

                   European Target 20 Strategy Stocks

AstraZeneca Plc, headquartered in London, England, is a holding company. Through its subsidiaries, the company researches, develops and makes ethical (prescription) pharmaceuticals and agricultural chemicals; and provides disease-specific healthcare services. Pharmaceutical products are focused on three areas: oncology, primary care and specialist/hospital care.

AXA S.A., headquartered in Paris, France, is an insurance company which also provides related financial services. The company offers life and non-life insurance, reinsurance, savings and pension products, and asset management services.

Daimler AG, headquartered in Stuttgart, Germany, designs, manufactures, assembles and sells passenger cars and commercial trucks under the brand names "Mercedes-Benz" and "Daimler." The company also provides related financial services for its automotive and commercial operations.

Deutsche Telekom AG, headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

E.ON AG, headquartered in Dusseldorf, Germany, is a multi-national company which generates, distributes and trades electricity to industrial, commercial and residential customers. Additionally, the company distributes gas and drinking water. The company also manufactures flexible ceramic membranes and polymers, buys and sells residential properties, and develops real estate.

Electricite de France (EDF), headquartered in Paris, France, produces, transmits, distributes, imports and exports electricity for energy consumers in France.

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

France Telecom S.A., headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

GDF Suez, headquartered in Paris, France, is the French national gas company, offering a full range of natural gas and associated energy services throughout the world.

GlaxoSmithKline Plc, headquartered in Middlesex, England, is a research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The company specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

National Grid Plc, headquartered in London, England, develops and operates electricity and gas networks located throughout the United Kingdom and the northeastern United States. In addition, the company owns liquefied natural gas storage facilities in England and provides infrastructure services to the mobile telecommunications industry.

RWE AG, headquartered in Essen, Germany, operates energy businesses and offers municipal services. The company generates electricity, mines coal, refines petroleum, produces natural gas, offers waste disposal and recycling services, supplies drinking water, manufactures printing presses, decommissions nuclear power plants, and disposes of nuclear waste.

Scottish & Southern Energy Plc, headquartered in Perth, Scotland, United Kingdom, is one of the largest energy companies in the UK. It is involved in the generation, transmission, distribution and supply of electricity to industrial, commercial and domestic customers; energy trading; gas marketing; electrical and utility contracting and telecommunications.

Seadrill Ltd, headquartered in Hamilton, Bermuda, an offshore drilling contractor, provides offshore drilling services to the oil and gas industries worldwide.

Swisscom AG, headquartered in Worblaufen, Switzerland, operates public telecommunications networks and offers network application services. The company provides local, long-distance, and mobile telephone services, integrated voice and data digital services, network solutions to national and international telecommunications operators, and Internet access services, and owns and operates pay telephones.

TeliaSonera AB, headquartered in Stockholm, Sweden, offers telecommunication services. The company offers mobile communications services in Europe and the United States, as well as operating fixed networks in Northern Europe.

Total S.A., headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in more than 130 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunications services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

                    Global Target 15 Strategy Stocks

Dow Jones Industrial Average(sm) Companies
__________________________________________

AT&T Inc., headquartered in Dallas, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Verizon Communications Inc., headquartered in New York, New York, provides wireline voice and data services, wireless services, Internet service and published directory information. The company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and pay phones. The company operates worldwide.

Financial Times Industrial Ordinary Share Index Companies
_________________________________________________________

BAE Systems Plc, headquartered in Farnborough, England, manufactures products for the military defense sector, in addition to the civil aircraft market. The company's military products include aircraft, submarines and assorted ships, electronics, sensors and assorted ammunition and weapons systems. Their civil aircraft operations include the manufacture of planes and jet wings, and various engineering services.

Ladbrokes Plc, headquartered in Middlesex, England, is comprised of Ladbrokes, the biggest retail bookmaker in the United Kingdom and Ireland; Ladbrokes.com, a world-leading provider of interactive betting and gaming services; Vernons, the leading football pools operator; and Ladbrokes Casinos, which opened its first casino at the Hilton London Paddington.

Man Group Plc, headquartered in London, England, operates a financial services company, specializing in fund management and brokerage services. The company's brokerage division caters to exchange-traded futures and options in addition to providing agency brokerage and advisory services.

Royal & Sun Alliance Insurance Group Plc, headquartered in London, England, is the holding company for the multi-national insurance companies Sun Alliance Group Plc and Royal Insurance Holdings Plc. The companies provide major classes of general and life insurance to customers in the United Kingdom, Australia, Canada, Scandinavia, South Africa and the United States.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunications services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

Hang Seng Index Companies
_________________________

Bank of China Ltd., headquartered in Beijing, China, provides a complete range of banking and other financial services to individual and corporate customers worldwide.

China Construction Bank, headquartered in Beijing, China, provides a complete range of banking services and other financial services to individual and corporate customers. The bank's services include retail banking, international settlement, project finance, and credit card services.

China Petroleum and Chemical Corporation (Sinopec), headquartered in Beijing, China, explores for and produces crude oil and natural gas in China. The company also owns refineries that make petroleum and petrochemical products such as diesel, gasoline, jet fuel, kerosene, ethylene, synthetic rubber, synthetic fibers, synthetic resins, and chemical fertilizers. In addition, the company trades petrochemical products.

CITIC Pacific Limited, headquartered in Hong Kong, China, is a subsidiary of China's state-owned China International Trust & Investment (CITIC). The company invests in infrastructure (aviation, civil engineering projects, power generation, telecommunications), property (including a portion of Lantau Island, the site of Disney's Hong Kong theme park), and trading and distribution firms.

Industrial and Commercial Bank of China Ltd., headquartered in Beijing, China, provides a full range of personal and corporate commercial banking services throughout China.

                   MSCI EAFE Target 20 Strategy Stocks

Australia
_________

Telstra Corporation Limited, headquartered in Melbourne, Australia, is a telecommunications and media company, building telecommunications networks and marketing voice, mobile, internet access and pay television.

France
______

Sanofi, headquartered in Paris, France, is engaged in the development and manufacture of prescription pharmaceuticals in four main therapeutic categories: Cardiovascular/Thrombosis, Central Nervous System, Internal Medicine and Oncology.

Total S.A., headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in more than 130 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Germany
_______

BASF SE, headquartered in Ludwigshafen, Germany, is the world's largest chemical company.

Continental AG, headquartered in Hannover, Germany, is engaged in the manufacture of automotive parts, tires, and industrial products. The company markets its products under such brands as "Continental,"
"Uniroyal," "Viking," and "Barum."

Volkswagen AG (Preference Shares), headquartered in Wolfsburg, Germany, and its subsidiaries engage in the manufacture and sale of automobiles worldwide. The company operates in two divisions, Automotive and Financial Services.

Hong Kong
_________

Cheung Kong (Holdings) Limited, headquartered in Hong Kong, China, conducts business primarily in real estate development. The company owns developed and undeveloped property in Hong Kong and mainland China.

Henderson Land Development Company Limited, headquartered in Hong Kong, China, develops and manages properties through its subsidiaries. The company is also engaged in project management, finance services, construction, and the operation of department stores and hotels.

Sun Hung Kai Properties Ltd, headquartered in Hong Kong, China, is one of the largest property companies in Hong Kong. The developer's core activities involve investing in and developing residential projects, shopping centers, office and industrial properties, and parking lots, for sale or lease. Related businesses include financial services, hotel management, and insurance.

Wharf Holdings Ltd, headquartered in Hong Kong, China, is a conglomerate built on real estate development, ownership, sales and property management. The company's holdings also include interests in several shipping terminals, cable TV providers and nightclubs. Other interests include ferries, trams, harbor tunnels and the Marco Polo Hotels.

Italy
_____

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Japan
_____

Central Japan Railway Company, headquartered in Nagoya, Aichi, Japan, provides rail transportation services between Tokyo and Osaka, including the Tokai region. The company, through its subsidiaries, also provides bus transportation services, leases real estate and operates department stores, hotels, restaurants and construction businesses.

KDDI CORPORATION, headquartered in Tokyo, Japan, provides mobile communication services and sells mobile devices. The company is also a broadband provider.

Nippon Telegraph and Telephone Corporation (NTT), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Norway
______

StatoilHydro ASA, headquartered in Stavanger, Norway, is the largest integrated oil and gas company in Scandinavia, producing oil and gas from the Norwegian Continental Shelf and other regions.

Singapore
_________

Keppel Corporation Limited, headquartered in Singapore, is an investment holding and management company. The principal activities of the company along with its subsidiaries consist of offshore oil-rig construction, ship building and ship repair and conversion; environmental engineering, power generation, logistics and data centers; property development and investment and property fund management, and investments. The company operates in the offshore and marine, infrastructure and property businesses.

United Kingdom
______________

Fresnillo Plc, incorporated in the United Kingdom and headquartered in Mexico City, Mexico, is the world's largest producer of silver from ore (primary silver) and Mexico's second-largest gold miner.

Royal Dutch Shell Plc, incorporated in the United Kingdom and headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and provides integrated petroleum services in the United States.

                   Nasdaq(R) Target 15 Strategy Stocks

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology company which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apple Inc., headquartered in Cupertino, California, designs, manufactures, and markets microprocessor-based personal computers and related personal computing, audio and video, and communicating devices. The company sells its product line worldwide through its retail stores, an online store, and third-party wholesalers.

Avago Technologies Limited, headquartered in Singapore, engages in the design, development and supply of analog semiconductor devices worldwide.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

Comcast Corporation (Class A), headquartered in Philadelphia,
Pennsylvania, together with its subsidiaries, provides consumer entertainment, information, and communication products and services to the residential and commercial customers in the United States.

DIRECTV, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Dollar Tree, Inc., headquartered in Chesapeake, Virginia, operates discount variety stores throughout the United States which offer merchandise at the $1 price point, including housewares, toys, seasonal goods, gifts, food, stationery, health and beauty aids, books, party goods, hardware and other consumer items.

eBay Inc., headquartered in San Jose, California, operates an online person-to-person trading community on the Internet, bringing together buyers and sellers in an auction format to trade personal items such as antiques, coins, collectibles, computers, memorabilia, stamps and toys.

Gilead Sciences, Inc., headquartered in Foster City, California, discovers, develops and commercializes treatments for important viral diseases, including a currently available therapy for cytomegalovirus retinitis, and products in development to treat diseases caused by human immunodeficiency virus, hepatitis B virus and influenza virus.

Mattel, Inc., headquartered in El Segundo, California, designs, manufactures and markets a broad variety of toy products on a worldwide basis through both sales to retailers and direct to consumers.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

Seagate Technology, headquartered in Dublin, Ireland, is engaged in the design, manufacture and marketing of rigid disc drives, used as the primary medium for storing electronic information in systems ranging from desktop computers and consumer electronics to data centers.

Sirius XM Radio Inc., headquartered in New York, New York, offers satellite radio services in the United States. The company provides commercial-free music channels comprising pop, rock, country, hip hop, r&b/urban, dance/electronic, jazz/standards, classical, and latin and world; and channels of sports, news, talk, entertainment, traffic and weather programs.

Vertex Pharmaceuticals Incorporated, headquartered in Cambridge,
Massachusetts, discovers, develops and markets small molecule drugs that address the treatment of viral diseases, cancer, autoimmune and inflammatory diseases, and neurological disorders.

Viacom Inc. (Class B), headquartered in New York, New York, operates satellite entertainment networks, television stations and theme parks; produces and distributes theatrical motion pictures and television programming; operates videocassette rental and sales stores; and publishes books and software products. The company's operations include Blockbuster video and music retailers, MTV Networks, Paramount Pictures, Paramount Television, Paramount Parks, Showtime Networks, and Simon & Schuster publishing company.

             NYSE(R) International Target 25 Strategy Stocks

Brazil
______

Vale S.A. (ADR), headquartered in Rio de Janeiro, Brazil, is a large producer and exporter of iron ore and pellets, as well as a producer of manganese and ferro-alloys, which are very important raw materials for steelmaking. The company also produces copper, bauxite, kaolin, potash, alumina and aluminum.

Canada
______

Teck Resources Limited (Class B), headquartered in Vancouver, British Columbia, Canada, through its subsidiaries, engages in the exploration, development, and production of natural resources.

China
_____

China Petroleum and Chemical Corporation (Sinopec) (ADR), headquartered in Beijing, China, explores for and produces crude oil and natural gas in China. The company also owns refineries that make petroleum and petrochemical products such as diesel, gasoline, jet fuel, kerosene, ethylene, synthetic rubber, synthetic fibers, synthetic resins, and chemical fertilizers. In addition, the company trades petrochemical products.

China Telecom Corporation Ltd. (ADR), headquartered in Beijing, China, provides wireline telecommunications and related services in China.

PetroChina Company Limited (ADR), headquartered in Beijing, China, explores for, develops, and produces crude oil and natural gas. The company also refines, transports, and distributes crude oil and petroleum products; transmits, markets and sells natural gas; and produces and sells chemicals.

France
______

France Telecom S.A. (ADR), headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

Total S.A. (ADR), headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in more than 130 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Hong Kong
_________

China Unicom Ltd. (ADR), headquartered in Hong Kong, China, an integrated telecommunications operator, offers a range of telecommunications services in China.

Italy
_____

Eni SpA (ADR), headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently also expanding into power generation.

Telecom Italia SpA (ADR), headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
_____

Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR), headquartered in Tokyo, Japan, operates as the holding company for The Bank of Tokyo-Mitsubishi, Ltd. and The Mitsubishi Trust and Banking Corporation.

Mizuho Financial Group, Inc. (ADR), headquartered in Tokyo, Japan, through its subsidiary banks, provides various financial services, including banking, securities, and trust and asset management services in Japan and internationally.

Nippon Telegraph and Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

NTT DoCoMo, Inc. (ADR), headquartered in Tokyo, Japan, provides various types of telecommunications services including cellular phone, personal handyphone system (PHS), paging, and other telephone, satellite, mobile communication and wireless Private Branch Exchange (PBX) system services. The company also sells cellular phones, PNS, car phones and pagers.

Sumitomo Mitsui Financial Group, Inc. (ADR), headquartered in Tokyo, Japan, provides various consumer, commercial, corporate banking and other financial services in Japan.

Toyota Motor Corporation (ADR), headquartered in Toyota City, Japan, manufactures, sells, leases and repairs passenger automobiles, trucks, buses, boats and airplanes in Japan and internationally. The company also manages real estate, civil engineering and insurance businesses.

Luxembourg
__________

ArcelorMittal (ADR), headquartered in Luxembourg City, Luxembourg, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include cold-rolled sheets, electro-galvanized and coated steels, bars, wire rods, and slabs.

The Netherlands
_______________

ING Groep N.V. (ADR), headquartered in Amsterdam, the Netherlands, offers a comprehensive range of financial services worldwide, including life and non-life insurance, commercial and investment banking, asset management and related products.

VimpelCom Ltd. (ADR), headquartered in Amsterdam, the Netherlands, provides voice and data services through a range of wireless, fixed, and broadband technologies.

Norway
______

StatoilHydro ASA (ADR), headquartered in Stavanger, Norway, is engaged primarily in the exploration, development and production of oil and natural gas from the Norwegian Continental Shelf.

South Korea
___________

POSCO (ADR), headquartered in Seoul, South Korea, manufactures and sells a line of steel products, including hot rolled and cold rolled products, plates, wire rods, silicon steel sheets and stainless steel products.

Shinhan Financial Group Co., Ltd. (ADR), headquartered in Seoul, South Korea, through its subsidiaries, offers various banking and financial services to retail and corporate customers in Korea.

United Kingdom
______________

BP Plc (ADR), headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Carnival Plc (ADR), headquartered in London, England, a cruise company, provides cruises to various vacation destinations.

Royal Dutch Shell Plc (ADR), incorporated in the United Kingdom and headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and provides integrated petroleum services in the United States.

                      S&P Target 24 Strategy Stocks

3M Company, headquartered in St. Paul, Minnesota, manufactures industrial, electronic, health, consumer, office, and safety products for distribution worldwide. The company's products include adhesives, abrasives, and "Scotch" brand products. The company also manufactures the 3M Electronic Marker System (EMS), markers for utility usage (water, wastewater or gas) which relocate buried markers via low-band frequencies.

Altria Group, Inc., headquartered in Richmond, Virginia, is the parent company of Philip Morris USA and Philip Morris Capital Corporation. The company manufactures, markets and distributes a variety of branded cigarettes and tobacco products. The company also has an interest in a beer brewery company.

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology company which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Becton, Dickinson and Company, headquartered in Franklin Lakes, New Jersey, manufactures and sells medical supplies, medical devices and diagnostic systems. The company's products are used by both healthcare professionals and the general public and are marketed globally.

Celgene Corporation, headquartered in Warren, New Jersey, is a biopharmaceutical company engaged in the discovery, development and commercialization of novel therapies designed to treat cancer and immunological diseases through regulation of cellular, genomic and proteomic targets.

CF Industries Holdings, Inc., headquartered in Long Grove, Illinois, engages in the manufacture and distribution of nitrogen and phosphate fertilizer products in North America. The company has developed a process to extract uranium from its production of phosphate fertilizer products for use in nuclear reactors.

The Chubb Corporation, headquartered in Warren, New Jersey, is a holding company with subsidiaries principally engaged in the property and casualty insurance business.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

DIRECTV, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Discover Financial Services, headquartered in Riverwoods, Illinois, together with its subsidiaries, operates as a credit card issuer and electronic payment services company primarily in the United States.

Dollar Tree, Inc., headquartered in Chesapeake, Virginia, operates discount variety stores throughout the United States which offer merchandise at the $1 price point, including housewares, toys, seasonal goods, gifts, food, stationery, health and beauty aids, books, party goods, hardware and other consumer items.

The Dun & Bradstreet Corporation, headquartered in Short Hills, New Jersey, provides business information and tools in the United States and internationally.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

FMC Corporation, headquartered in Philadelphia, Pennsylvania, operates as a chemical company, serving the agricultural, industrial, and consumer markets worldwide. The company's agricultural products business segment manufactures and sells proprietary insecticides and herbicides used for the protection of cotton, corn, rice, cereals, vegetables and other crops.

Harris Corporation, headquartered in Melbourne, Florida, through its subsidiaries, provides communications products, systems, and services to government and commercial customers. The company operates in four segments: Government Communications Systems; RF Communications;
Microwave Communications; and Broadcast Communications.

Marathon Petroleum Corporation, headquartered in Findlay, Ohio, together with its subsidiaries, engages in refining, transporting, and marketing of petroleum products in the United States and internationally.

The McGraw-Hill Companies, Inc., headquartered in New York, New York, is a multimedia publishing and information company which employs a broad range of media, including books, magazines, newsletters, software, on-line data services, CD-ROMs, fax and TV broadcasting.

Northrop Grumman Corporation, headquartered in Los Angeles, California, provides technologically advanced products, services and solutions in defense and commercial electronics, systems integration, information and non-nuclear shipbuilding and systems.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Schlumberger Limited, incorporated in Curacao and headquartered in Houston, Texas, supplies products and services to the petroleum industry. The company's oilfield services cover exploration, production and completion services; and its "Omnes" unit provides information technology and communications services to oil and gas concerns.

Seagate Technology, headquartered in Dublin, Ireland, is engaged in the design, manufacture and marketing of rigid disc drives, used as the primary medium for storing electronic information in systems ranging from desktop computers and consumer electronics to data centers.

The Sherwin-Williams Company, headquartered in Cleveland, Ohio, is engaged in the manufacture, distribution and sale of coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America.

Torchmark Corporation, headquartered in Birmingham, Alabama, an insurance and diversified financial services holding company, provides individual life and supplemental health insurance, annuities and related products.

VeriSign, Inc., headquartered in Mountain View, California, provides digital certificate solutions and infrastructure needed by companies, government agencies, trading partners and individuals to conduct trusted and secure communications and commerce over the Internet and over intranets and extranets using the Internet Protocol.

                   S&P Target SMid 60 Strategy Stocks

AAR Corp., headquartered in Wood Dale, Illinois, is a provider of after-market products and services to the worldwide aviation industry. The company also repairs and exchanges a variety of engine parts.

Aecom Technology Corp., headquartered in Los Angeles, California, provides professional technical and management support services to government and commercial clients worldwide.

Alleghany Corporation, headquartered in New York, New York, is engaged, through its subsidiaries, in the property, casualty, fidelity, and surety insurance businesses. The company also has a industrial minerals business and a steel and fastener importing and distribution business.

AOL, Inc., headquartered in New York, New York, operates as a Web services company that offers a suite of brands and offerings for the worldwide audience.

Aspen Insurance Holdings Ltd., headquartered in Hamilton, Bermuda, is a holding company that provides property/casualty insurance and reinsurance. The company offers property and liability insurance in the United States and United Kingdom as well as marine, energy and aviation insurance and reinsurance worldwide.

Bill Barrett Corporation, headquartered in Denver, Colorado, is an independent gas and oil company engaged in natural gas exploration and development in the Rocky Mountain region of the United States.

Boyd Gaming Corporation, headquartered in Las Vegas, Nevada, operates as a multi-jurisdictional gaming company, owning and operating casino facilities in Nevada, Illinois, Indiana, Louisiana and Mississippi.

Commercial Metals Company, headquartered in Irving, Texas, manufactures, recycles, markets and distributes steel and metal products and related materials and services through a network of locations located throughout the United States and internationally.

Community Health Systems Inc., headquartered in Brentwood, Tennessee, is a non-urban provider of general hospital healthcare services in the United States.

Comstock Resources, Inc., headquartered in Frisco, Texas, is engaged in the acquisition, production and exploration of oil and natural gas properties in Texas, Louisiana and the Gulf of Mexico.

Convergys Corporation, headquartered in Cincinnati, Ohio, is a provider of outsourced billing and customer management solutions, which encompass activities such as targeting, acquiring, serving and retaining customers on behalf of its clients.

Diamond Foods, Inc., headquartered in Stockton, California, a branded food company, engages in the processing, marketing and distribution of culinary, in-shell, ingredient nuts and snack products.

Everest Re Group, Ltd., headquartered in St. Michael, Barbados, through its wholly-owned subsidiary Everest Reinsurance Company, is engaged in the underwriting of property and casualty reinsurance on a treaty and facultative basis for insurance and reinsurance companies in the United States and selected international markets.

Fidelity National Financial, Inc., headquartered in Jacksonville, Florida, is engaged in issuing title insurance policies and performing other title-related services arising from real estate closings. The company utilizes both in-house employees and independent agents in providing its services.

First American Financial Corporation, headquartered in Santa Ana,
California, provides various financial services in the United States and internationally, operating in two segments: Title Insurance and Services, and Specialty Insurance.

Forestar Group Inc., headquartered in Austin, Texas, is a real estate investment and development company operating diverse real estate projects and investments which range from master-planned communities to commercial developments.

Gibraltar Industries Inc., headquartered in Buffalo, New York, is a processor of a broad array of high value-added, technically sophisticated steel and other metal products.

Griffon Corporation, headquartered in Jericho, New York, is a diversified manufacturer with operations in building products, electronic information and communication systems, and specialty plastic films.

Hanmi Financial Corporation, headquartered in Los Angeles, California, operates as the holding company for Hanmi Bank that provides general business banking products and services in the United States.

Harmonic Inc., headquartered in Sunnyvale, California, makes and sells highly integrated fiber optic and digital systems for delivering video, voice and data services over cable, satellite and wireless networks. The company's "TRANsend" digital product line combines and customizes content from a variety of sources.

Haverty Furniture Companies, Inc., headquartered in Atlanta, Georgia, engages in the retailing of residential furniture and accessories in the middle to upper-middle price ranges in the United States.

Helix Energy Solutions Group Inc., headquartered in Houston, Texas, provides subsea construction, maintenance and salvage services to the offshore natural gas and oil industry in the United States Gulf of Mexico. Services are provided in depths ranging from the shallowest to the deepest waters of the Gulf. The company also acquires and operates mature offshore natural gas and oil properties, providing customers a cost-effective alternative to the decommissioning process.

Horace Mann Educators Corporation, headquartered in Springfield,
Illinois, an insurance holding company, markets and underwrites personal lines of property and casualty and life insurance and retirement annuities.

IDACORP, Inc., headquartered in Boise, Idaho, a holding company, is a public utility engaged in the generation, purchase, transmission, distribution and sale of electricity in Idaho, Nevada and Oregon.

International Speedway Corporation, headquartered in Daytona Beach, Florida, together with its subsidiaries, promotes motorsports themed entertainment activities in the United States.

JetBlue Airways Corporation, headquartered in Forest Hills, New York, is a low-fare, low-cost passenger airline that provides service primarily on point-to-point routes.

Kaiser Aluminum Corporation, headquartered in Foothill Ranch,
California, manufactures semi-fabricated aluminum products primarily in the United States, Canada, and the United Kingdom.

Kelly Services, Inc., headquartered in Troy, Michigan, provides staffing services to various industries worldwide.

Kindred Healthcare, Inc., headquartered in Louisville, Kentucky, is a healthcare services company that primarily operates hospitals, nursing centers and institutional pharmacies.

Kite Realty Group Trust, headquartered in Indianapolis, Indiana, a real estate investment trust, engages in the acquisition, development, expansion, construction, ownership, leasing, operation and management of neighborhood and community shopping centers, and commercial real estate properties in the United States.

LifePoint Hospitals, Inc., headquartered in Brentwood, Tennessee, is engaged primarily in the operation and management of healthcare facilities, in particular, general, acute care hospitals in non-urban communities in the United States.

Manpower Inc, headquartered in Milwaukee, Wisconsin, provides employment services in the United States, France, Europe, the Middle East, Africa, Italy, Australia, Japan, Mexico, Argentina, Canada, and Asia.

Mobile Mini, Inc., headquartered in Tempe, Arizona, designs and makes portable steel storage containers, portable offices and telecommunications shelters; acquires and refurbishes ocean-going shipping containers for sale and leasing; and designs and makes delivery systems to complement storage container sales and leasing activities.

NV Energy Inc., headquartered in Reno, Nevada, operates as the holding company for Nevada Power Company and Sierra Pacific Power Company which engage in the distribution, transmission, generation and sale of electric energy.

Office Depot, Inc., headquartered in Delray Beach, Florida, operates a chain of retail office products stores and provides delivery of its products in the United States and Canada to store and catalog customers. The company is also a full-service contract stationer serving businesses throughout the United States.

Patterson-UTI Energy, Inc., headquartered in Snyder, Texas, is the largest provider of domestic land-based drilling services to major independent oil and natural gas companies in North America, and is also engaged in pressure pumping, exploration and drilling.

PDC Energy Inc., headquartered in Bridgeport, West Virginia, is an independent energy company engaged primarily in the development, production and marketing of natural gas and oil.

Penn Virginia Corporation, headquartered in Radnor, Pennsylvania, is engaged in the exploration, development and production of crude oil and natural gas, primarily in the eastern and Gulf Coast onshore areas of the United States.

PharMerica Corporation, headquartered in Louisville, Kentucky, operates as an institutional pharmacy services company in the United States.

Pioneer Energy Services Corp., headquartered in San Antonio, Texas, provides contract land drilling services. The company provides services to independent and major oil and gas companies, with a focus in the United States and Latin America.

PNM Resources Inc., headquartered in Albuquerque, New Mexico, supplies electricity in portions of north central, southwestern and northeastern New Mexico; provides gas transportation and retail gas services in major communities in New Mexico; and manages energy, water and wastewater systems.

Quiksilver, Inc., headquartered in Huntington Beach, California, designs, produces and distributes casual sportswear, accessories and related products for young men, boys and young women. The company's products are sold under the labels of "Quiksilver," "Quiksilver Roxy," "Raisins," "Radio Fiji" and "Hawk Clothing." The company distributes its products in the United States, Europe and Japan.

Reliance Steel & Aluminum Co., headquartered in Los Angeles, California, is a metals service center company which operates processing and distribution facilities in 27 states, Belgium, France and South Korea.

Safety Insurance Group, Inc., headquartered in Boston, Massachusetts, is a provider of private passenger automobile insurance in Massachusetts. The company also offers a portfolio of other insurance products, including commercial automobile, homeowners, dwelling fire, umbrella and business owner policies.

Scholastic Corporation, headquartered in New York, New York, and its subsidiaries engage in publishing and distributing children's books worldwide. The company creates educational and entertaining materials and products for use in school and at home.

Seneca Foods Corp., headquartered in Seneca, New York, produces and distributes processed fruits and vegetables.

SkyWest, Inc., headquartered in St. George, Utah, through its wholly owned subsidiary, SkyWest Airlines Inc., operates regional airlines in the United States.

Stewart Information Services Corporation, headquartered in Houston, Texas, is principally engaged in the issuance of title insurance on homes and other real property through locations in all 50 states, Washington, D.C. and several foreign countries.

Superior Energy Services, Inc., headquartered in Harvey, Louisiana, through subsidiaries, provides specialized oilfield services and equipment, primarily to oil and gas companies operating offshore in the Gulf of Mexico and throughout the Gulf Coast region.

Superior Industries International, Inc., headquartered in Van Nuys, California, designs and manufactures motor vehicle parts and accessories. The company's products are sold to original equipment manufacturers and the automotive aftermarket. Their products include vehicle aluminum road wheels, as well as custom road wheels and accessories.

Swift Energy Company, headquartered in Houston, Texas, is engaged in developing, exploring, acquiring and operating oil and gas properties, with a focus on onshore and inland waters oil and natural gas reserves in Texas and Louisiana, and onshore oil and natural gas reserves in New Zealand.

Synovus Financial Corp., headquartered in Columbus, Georgia, is a multi-financial bank holding company for banking affiliates and a bank card data processing company.

Telephone and Data Systems, Inc., headquartered in Chicago, Illinois, is a diversified telecommunications services company with cellular telephone and telephone operations.

Terex Corporation, headquartered in Westport, Connecticut, is a global manufacturer of equipment for the construction, infrastructure and mining industries.

Trinity Industries, Inc., headquartered in Dallas, Texas, provides various products and services for the transportation, industrial, construction and energy sectors in the United States and Europe.

Unit Corporation, headquartered in Tulsa, Oklahoma, through its wholly-owned subsidiaries, contracts to drill onshore oil and natural gas wells for others and explores for, develops, acquires and produces oil and natural gas properties for itself.

United Fire Group, Inc., headquartered in Cedar Rapids, Iowa, is engaged in the business of writing property and casualty insurance and life insurance in the United States through its subsidiaries.

United Online, Inc., headquartered in Woodland Hills, California, is an Internet service provider offering consumers free and value-priced Internet access and e-mail. The company also offers products and services for retail florists and consumers.

Universal Electronics, Inc., headquartered in Cypress, California, provides pre-programmed wireless control products and audio-video accessories for home entertainment systems.

Webster Financial Corporation, headquartered in Waterbury, Connecticut, delivers financial services to individuals, families and businesses located primarily in Connecticut and delivers equipment financing, mortgage origination and financial advisory services to individuals and companies located primarily in the Northeast and throughout the United States.

               Target Diversified Dividend Strategy Stocks

Aetna Inc., headquartered in Hartford, Connecticut, is a health benefits company whose business operations are conducted in the Healthcare, Group Insurance and Large Case Pensions segments.

Aircastle Ltd., headquartered in Stamford, Connecticut, buys, sells, and leases commercial jet aircraft to airlines all over the world.

Ameren Corporation, headquartered in St. Louis, Missouri, is a public utility holding company whose subsidiaries provide electricity and natural gas to customers in Missouri and Illinois.

Archer-Daniels-Midland Company, headquartered in Decatur, Illinois, is engaged in the business of procuring, transporting, storing, processing, and merchandising agricultural commodities and products, including oil seeds, corn, and wheat.

AT&T Inc., headquartered in Dallas, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Avista Corporation, headquartered in Spokane, Washington, engages in the generation, transmission, and distribution of energy, as well as other energy-related businesses.

AVX Corporation, headquartered in Myrtle Beach, South Carolina, makes and supplies a broad line of passive electronic components and related products. The company also makes and sells electronic connectors, and distributes and sells certain passive components and connectors manufactured by Kyocera Corp.

BCE Inc., headquartered in Montreal, Quebec, Canada, with subsidiaries and affiliates, provides telecommunications services in Canada, publishes telephone directories in Canada and internationally, and designs and builds telecommunications networks globally.

CA Inc., headquartered in Islandia, New York, designs, develops, markets, licenses and supports a wide range of integrated computer software products.

CenturyLink, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Cliffs Natural Resources Inc., headquartered in Cleveland, Ohio, operates iron ore mines in the United States and eastern Canada. The company produces iron ore pellets, selling the majority of its product to integrated steel companies in the United States and Canada.

Columbia Banking System, Inc., headquartered in Tacoma, Washington, through its subsidiaries, Columbia State Bank and Bank of Astoria, provides commercial banking services to small and medium-sized businesses, professionals, and other individuals in the states of Washington and Oregon.

ConocoPhillips, headquartered in Bartlesville, Oklahoma, explores for and produces crude oil and natural gas worldwide, markets refined products and manufactures chemicals. The company's chemicals segment manufactures and markets petrochemicals and plastics on a worldwide basis.

Corning Incorporated, headquartered in Corning, New York, with subsidiaries, manufactures and sells optical fiber, cable, hardware and components for the global telecommunications industry; ceramic emission control substrates used in pollution-control devices; and plastic and glass laboratory products. The company also produces high-performance displays and components for television and other communications-related industries.

The Dow Chemical Company, headquartered in Midland, Michigan, is a leading manufacturer and supplier of chemicals, plastic materials and agricultural products, and other specialized products and services marketed worldwide.

Ensco Plc, headquartered in London, England, together with its subsidiaries, provides offshore contract drilling services to the oil and gas industry.

Entergy Corporation, headquartered in New Orleans, Louisiana, is a holding company which engages principally in the following businesses: domestic utility, power marketing and trading, global power development, and domestic nuclear operations.

First Financial Bancorp., headquartered in Hamilton, Ohio, engages in commercial banking and other financial service activities through its wholly-owned subsidiaries: First Financial Bank, N.A.; Community First Bank & Trust; The Clyde Savings Bank Company; Indiana Lawrence Bank; Citizens First State Bank; Heritage Community Bank; Sand Ridge Bank; and Fidelity Federal Savings Bank.

Gannett Co., Inc., headquartered in McLean, Virginia, is a diversified news and information company that publishes newspapers, operates broadcasting stations and is engaged in marketing, commercial printing, a newswire service, data services and news programming.

Hewlett-Packard Company, headquartered in Palo Alto, California, designs, makes and services equipment and systems for measurement, computation and communications including computer systems, personal computers, printers, calculators, electronic test equipment, medical electronic equipment, electronic components and instrumentation for chemical analysis.

HollyFrontier Corporation, headquartered in Dallas, Texas, is an independent petroleum refiner that produces high-value light products such as gasoline, diesel fuel and jet fuel.

JPMorgan Chase & Co., headquartered in New York, New York, conducts business in two broad spheres of activity: global financial services under the "JPMorgan" name, and commercial retail banking under the "Chase" name.

L-3 Communications Holdings, Inc., headquartered in New York, New York, is a merchant supplier of secure communication systems and specialized communication products, including secure, high data rate systems, microwave components, avionics and ocean systems, and telemetry and space products.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Meredith Corporation, headquartered in Des Moines, Iowa, a media and marketing company, engages in magazine and book publishing, television broadcasting, integrated marketing, and interactive media business in the United States.

Molson Coors Brewing Company, headquartered in Denver, Colorado, produces beers that are designed to appeal to a range of consumer tastes, styles and price preferences.

Omnicare, Inc., headquartered in Covington, Kentucky, is a provider of pharmacy services to long-term care institutions such as nursing homes, retirement centers and other healthcare facilities.

Owens & Minor, Inc., headquartered in Glen Allen, Virginia, is a distributor of national name brand medical/surgical supplies, serving hospitals, integrated healthcare systems and group purchasing organizations, with distribution centers located throughout the United States.

Public Service Enterprise Group Incorporated, headquartered in Newark, New Jersey, generates, transmits, distributes and sells electric energy, and produces, transmits, distributes and sells natural or manufactured gas in New Jersey.

Safeway Inc., headquartered in Pleasanton, California, operates a large chain of food and drug stores in the United States and Canada under the names of "Safeway," "Dominick's," "Vons" and "Carr-Gottstein." The company's stores offer a wide selection of food and general merchandise and feature specialty departments such as bakery, delicatessen, floral and pharmacy. The company also has a network of distribution, manufacturing and food-processing facilities and holds an interest in Casa Ley, S.A. de C.V., an operator of food and general merchandise stores in western Mexico.

Schnitzer Steel Industries, Inc., headquartered in Portland, Oregon, operates in three industry segments: metal processing and recycling (Metals Recycling Business); mini-mill steel manufacturing (Steel Manufacturing Business); and self-service used auto parts (Auto Parts Business).

Seaspan Corp., headquartered in Hong Kong, China, owns and operates vessels that are engaged in deep-sea container transportation business in Hong Kong.

Ship Finance International Ltd., headquartered in Hamilton, Bermuda, engages primarily in the ownership and operation of oil tankers. The company is also involved in the charter, purchase, and sale of vessels.

Staples, Inc., headquartered in Framingham, Massachusetts, operates high-volume office superstores and smaller stores throughout the United States, Canada, Germany and the United Kingdom which provide office supplies, business machines, computers and related products, office furniture and other business-related products.

Steel Dynamics, Inc., headquartered in Fort Wayne, Indiana, owns and operates a flat-rolled steel mini-mill, producing products such as hot/cold rolled and coated steel products including high strength low alloy and medium carbon steels.

TELUS Corporation, headquartered in Vancouver, British Columbia, Canada, is a telecommunications company offering local, long distance, wireless, data, Internet and e-business products and services.

Textainer Group Holdings Limited, headquartered in Hamilton, Bermuda, and its subsidiaries engage in the purchase, management, leasing and resale of a fleet of marine cargo containers worldwide.

Thomson Reuters Corporation, headquartered in Toronto, Ontario, Canada, provides integrated information based solutions to business and professional customers worldwide.

Tower Group, Inc., headquartered in New York, New York, provides property and casualty insurance and insurance services to small and mid-sized businesses and individuals. The company's property and casualty commercial and personal lines products and services are offered in select markets not well served by other carriers.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.


             Target Global Dividend Leaders Strategy Stocks

                             Domestic Stocks


Consumer Discretionary
______________________

The Buckle, Inc., headquartered in Kearney, Nebraska, is a retailer of casual apparel for young men and women. The company markets mostly brand name apparel, including denims, sportswear, outerwear, shoes and accessories.

GameStop Corporation (Class A), headquartered in Grapevine, Texas, is a specialty retailer of video game products and personal computer entertainment software in the United States and abroad.

Gannett Co., Inc., headquartered in McLean, Virginia, is a diversified news and information company that publishes newspapers, operates broadcasting stations and is engaged in marketing, commercial printing, a newswire service, data services and news programming.

H&R Block, Inc., headquartered in Kansas City, Missouri, is a holding company whose subsidiaries provide tax-related services, investment services through broker/dealers, mortgage services, personal productivity software, accounting, and consulting services to business clients.

Consumer Staples
________________

Altria Group, Inc., headquartered in Richmond, Virginia, is the parent company of Philip Morris USA and Philip Morris Capital Corporation. The company manufactures, markets and distributes a variety of branded cigarettes and tobacco products. The company also has an interest in a beer brewery company.

Energy
______

ConocoPhillips, headquartered in Bartlesville, Oklahoma, explores for and produces crude oil and natural gas worldwide, markets refined products and manufactures chemicals. The company's chemicals segment manufactures and markets petrochemicals and plastics on a worldwide basis.

Diamond Offshore Drilling, Inc., headquartered in Houston, Texas, together with its subsidiaries, operates as an offshore oil and gas drilling contractor worldwide.

HollyFrontier Corporation, headquartered in Dallas, Texas, is an independent petroleum refiner that produces high-value light products such as gasoline, diesel fuel and jet fuel.

W&T Offshore, Inc., headquartered in Houston, Texas, together with its subsidiaries, engages in the acquisition, exploitation, exploration, production and development of oil and natural gas properties in the Gulf of Mexico area of the United States.

Health Care
___________

PDL BioPharma Inc., headquartered in Fremont, California, develops human and humanized antibodies and other products to treat or prevent a variety of viral, immune-mediated and inflammatory diseases as well as certain cancers and cardiovascular conditions.

Industrials
___________

Pitney Bowes Inc., headquartered in Stamford, Connecticut, is a provider of global, integrated mail and document management solutions for organizations of all sizes.

TAL International Group, Inc., headquartered in Purchase, New York, is engaged in the intermodal container industry. The company acquires, leases and sells intermodal containers used to transport freight by truck, ship and rail.

Information Technology
______________________

Lexmark International, Inc., headquartered in Lexington, Kentucky, develops, manufactures and supplies printing solutions and products, including laser and inkjet printers and associated supplies for the office and home markets.

Materials
_________

Cliffs Natural Resources Inc., headquartered in Cleveland, Ohio, operates iron ore mines in the United States and eastern Canada. The company produces iron ore pellets, selling the majority of its product to integrated steel companies in the United States and Canada.

Telecommunication Services
__________________________

CenturyLink, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Frontier Communications Corp., headquartered in Stamford, Connecticut, is a telecommunications-focused company providing wireline communications services to rural areas and small and medium-sized towns and cities.

Utilities
_________

Entergy Corporation, headquartered in New Orleans, Louisiana, is a holding company which engages principally in the following businesses: domestic utility, power marketing and trading, global power development, and domestic nuclear operations.

PPL Corporation, headquartered in Allentown, Pennsylvania, is an energy and utility holding company that, through its subsidiaries, generates electricity in power plants in the northeastern and western United States; markets wholesale or retail energy in 42 states and Canada; delivers electricity to customers in the United States, United Kingdom and Latin America; and provides energy services for businesses in the mid-Atlantic and northeastern United States.

Public Service Enterprise Group Incorporated, headquartered in Newark, New Jersey, generates, transmits, distributes and sells electric energy, and produces, transmits, distributes and sells natural or manufactured gas in New Jersey.

TECO Energy, Inc., headquartered in Tampa, Florida, is a utility holding company whose subsidiaries provide retail electric and gas service to customers in central Florida and operate independent power projects in the United States and Latin America.

                          International Stocks

Consumer Discretionary
______________________

Daimler AG, headquartered in Stuttgart, Germany, designs, manufactures, assembles and sells passenger cars and commercial trucks under the brand names "Mercedes-Benz" and "Daimler." The company also provides related financial services for its automotive and commercial operations.

Shaw Communications Inc. (Class B), headquartered in Calgary, Alberta, Canada, is a diversified communications company whose core business is providing broadband cable television, Internet and satellite services.

Consumer Staples
________________

Delhaize Group (ADR), headquartered in Brussels, Belgium, together with its subsidiaries, engages in the operation of food supermarkets in the United States, Belgium, southeastern Europe, and Asia.

Energy
______

BP Plc (ADR), headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Eni SpA (ADR), headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently also expanding into power generation.

Royal Dutch Shell Plc (ADR), incorporated in the United Kingdom and headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and provides integrated petroleum services in the United States.

Total S.A. (ADR), headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in more than 130 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Health Care
___________

AstraZeneca Plc (ADR), headquartered in London, England, is a holding company. Through its subsidiaries, the company researches, develops and makes ethical (prescription) pharmaceuticals and agricultural chemicals; and provides disease-specific healthcare services. Pharmaceutical products are focused on three areas: oncology, primary care and specialist/hospital care.

GlaxoSmithKline Plc (ADR), headquartered in Greenford, Middlesex, England, conducts research into and develops, makes and markets ethical (prescription) pharmaceuticals around the world. Products include gastrointestinal, respiratory, anti-emesis, anti-migraine, systemic antibiotics, cardiovascular, dermatological, foods and animal health.

Industrials
___________

Costamare Inc., headquartered in Athens, Greece, owns and charters containerships to liner companies.

Textainer Group Holdings Limited, headquartered in Hamilton, Bermuda, and its subsidiaries engage in the purchase, management, leasing and resale of a fleet of marine cargo containers worldwide.

Information Technology
______________________

Giant Interactive Group, Inc. (ADR), headquartered in Shanghai, China, develops and operates online games in China.

STMicroelectronics N.V., headquartered in Geneva, Switzerland, designs, develops, makes and markets a broad range of semiconductor integrated circuits and discrete devices used in a variety of microelectronic applications, including telecommunications and computer systems, consumer products, automotive products and industrial automation and control systems.

Materials
_________

Vale S.A. (ADR), headquartered in Rio de Janeiro, Brazil, is a large producer and exporter of iron ore and pellets, as well as a producer of manganese and ferro-alloys, which are very important raw materials for steelmaking. The company also produces copper, bauxite, kaolin, potash, alumina and aluminum.

Telecommunication Services
__________________________

BCE Inc., headquartered in Montreal, Quebec, Canada, with subsidiaries and affiliates, provides telecommunications services in Canada, publishes telephone directories in Canada and internationally, and designs and builds telecommunications networks globally.

KT Corporation (ADR), headquartered in Songnam, South Korea, is a prominent South Korean integrated wired & wireless telecommunication service provider.

Philippines Long Distance Telephone Company (ADR), headquartered in Makati City, the Philippines, together with its subsidiaries, provides telecommunications services in the Philippines.

SK Telecom Co., Ltd. (ADR), headquartered in Seoul, South Korea, provides wireless telecommunications services, including cellular and paging services, in Korea.

Utilities
_________

Companhia Energetica de Minas Gerais-CEMIG (ADR), headquartered in Belo Horizonte, Brazil, an integrated energy company, engages in the generation, transmission, and distribution of electricity in Minas Gerais, Brazil.

National Grid Plc (ADR), headquartered in London, England, develops and operates electricity and gas networks located throughout the United Kingdom and the northeastern United States. In addition, the company owns liquefied natural gas storage facilities in England and provides infrastructure services to the mobile telecommunications industry.

                                  REITs

American Capital Agency Corp., headquartered in Bethesda, Maryland, operates as a real estate investment trust that invests in agency pass-through securities and collateralized mortgage obligations for which the principal and interest payments are guaranteed by a U.S. Government agency or a U.S. Government sponsored entity.

Brandywine Realty Trust, headquartered in Newtown Square, Pennsylvania, is a self-managed real estate investment trust which owns a portfolio of primarily suburban office and industrial buildings located primarily in the Mid-Atlantic region. The company also owns an interest in and operates a commercial real estate management services company.

Capstead Mortgage Corporation, headquartered in Dallas, Texas, is a self-managed real estate investment trust that, together with its subsidiaries, invests in real estate-related assets on a leveraged basis that primarily consist of residential adjustable-rate mortgage securities issued and guaranteed by government-sponsored entities.

CYS Investments Inc., headquartered in New York, New York, is a real estate investment trust that is a specialty finance company with the objective of achieving consistent risk-adjusted investment income. The company invests on a leveraged basis for which the principal and interest payments are guaranteed exclusively in whole-pool residential mortgage pass-through securities.

Entertainment Properties Trust, headquartered in Kansas City, Missouri, is a self-managed real estate investment trust engaged in acquiring and developing entertainment properties including megaplex theatres and entertainment-themed retail centers.

Government Properties Income Trust, headquartered in Newton,
Massachusetts, operates as a real estate investment trust that primarily owns and leases office buildings leased mainly to government tenants.

Hatteras Financial Corp., headquartered in Winston-Salem, North
Carolina, operates as an externally-managed mortgage real estate investment trust. It invests in adjustable-rate and hybrid adjustable-rate single-family residential mortgage pass-through securities guaranteed or issued by United States Government agencies, or by United States Government-sponsored entities.

HCP, Inc., headquartered in Long Beach, California, operates as a real estate investment trust that, through its subsidiaries and joint ventures, invests in health care-related properties and provides mortgage financing on health care facilities.

Hospitality Properties Trust, headquartered in Newton, Massachusetts, is a self-managed real estate investment trust formed to buy, own and lease hotels to unaffiliated hotel operators.

Invesco Mortgage Capital Inc., headquartered in Atlanta, Georgia, operates as a mortgage real estate investment trust.

Lexington Realty Trust, headquartered in New York, New York, is a self-managed real estate investment trust that acquires, owns and manages a geographically diverse portfolio of net leased office, industrial and retail properties.

MFA Financial, Inc., headquartered in New York, New York, is a self-managed real estate investment trust which is primarily engaged in the business of investing in high-grade adjustable-rate mortgage-backed securities.

National Health Investors, Inc., headquartered in Murfreesboro,
Tennessee, is a real estate investment trust that invests in income-producing healthcare properties primarily in the long-term care industry.

National Retail Properties Inc., headquartered in Orlando, Florida, is a real estate investment trust that owns and manages commercial properties throughout the United States. The company leases properties to major retail tenants under long-term commercial net leases.

Newcastle Investment Corp., headquartered in New York, New York, operates as a real estate investment and finance company that invests in and manages a portfolio consisting primarily of real estate securities.

OMEGA Healthcare Investors, Inc., headquartered in Timonium, Maryland, operates as a real estate investment trust that invests in income-producing healthcare facilities, principally long-term care facilities.

PennyMac Mortgage Investment Trust, headquartered in Moorpark,
California, is a real estate investment trust that primarily invests in residential mortgage loans and mortgage-related assets.

Piedmont Office Realty Trust Inc., headquartered in Johns Creek,
Georgia, is a self-managed real estate investment trust engaged in the acquisition and ownership of commercial real estate properties in the United States.

Starwood Property Trust Inc., headquartered in Greenwich, Connecticut, a real estate investment trust, primarily focuses on originating, investing in, financing, and managing commercial mortgage loans, commercial mortgage-backed securities, commercial real estate debt investments, and other commercial real estate-related debt investments.

Two Harbors Investment Corp., headquartered in Minnetonka, Minnesota, operates as a real estate investment trust that focuses on investing in, financing, and managing residential mortgage-backed securities and related investments.

                      Target Growth Strategy Stocks

Agrium Inc., headquartered in Calgary, Alberta, Canada, engages in the production, marketing and distribution of agricultural products and services, as well as nutrients for agricultural and industrial markets in North America and Argentina.

Alliance Data Systems Corporation, headquartered in Dallas, Texas, provides transaction services, credit services, and marketing services to retail companies in North America. The company focuses on facilitating and managing electronic transactions between clients and their customers through multiple distribution channels, including its in-store, catalog, and the Internet.

Altria Group, Inc., headquartered in Richmond, Virginia, is the parent company of Philip Morris USA and Philip Morris Capital Corporation. The company manufactures, markets and distributes a variety of branded cigarettes and tobacco products. The company also has an interest in a beer brewery company.

Apple Inc., headquartered in Cupertino, California, designs, manufactures, and markets microprocessor-based personal computers and related personal computing, audio and video, and communicating devices. The company sells its product line worldwide through its retail stores, an online store, and third-party wholesalers.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

C.R. Bard, Inc., headquartered in Murray Hill, New Jersey, develops, manufactures and markets healthcare products, including vascular, urological and oncological diagnosis and intervention products, sold worldwide to hospitals, healthcare professionals, and extended care and alternate site facilities.

CF Industries Holdings, Inc., headquartered in Long Grove, Illinois, engages in the manufacture and distribution of nitrogen and phosphate fertilizer products in North America. The company has developed a process to extract uranium from its production of phosphate fertilizer products for use in nuclear reactors.

D.R. Horton, Inc., headquartered in Arlington, Texas, is one of the most geographically diversified homebuilders in the United States, with operating divisions in 23 states. The company positions itself between large-volume and local custom homebuilders and sells its single-family homes to the entry-level and move-up market segments.

DaVita, Inc., headquartered in Torrance, California, is a provider of integrated dialysis services for patients suffering from chronic kidney failure, also known as end-stage renal diseases.

Discover Financial Services, headquartered in Riverwoods, Illinois, together with its subsidiaries, operates as a credit card issuer and electronic payment services company primarily in the United States.

eBay Inc., headquartered in San Jose, California, operates an online person-to-person trading community on the Internet, bringing together buyers and sellers in an auction format to trade personal items such as antiques, coins, collectibles, computers, memorabilia, stamps and toys.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

FMC Corporation, headquartered in Philadelphia, Pennsylvania, operates as a chemical company, serving the agricultural, industrial, and consumer markets worldwide. The company's agricultural products business segment manufactures and sells proprietary insecticides and herbicides used for the protection of cotton, corn, rice, cereals, vegetables and other crops.

The Hershey Company, headquartered in Hershey, Pennsylvania, manufactures, distributes and sells consumer food products. The company produces and distributes a line of chocolate and non-chocolate, confectionery and grocery products in the United States and internationally.

HollyFrontier Corporation, headquartered in Dallas, Texas, is an independent petroleum refiner that produces high-value light products such as gasoline, diesel fuel and jet fuel.

Lennar Corporation, headquartered in Miami, Florida, is engaged in the two principal businesses of building and selling homes and providing mortgage financing services.

Marathon Petroleum Corporation, headquartered in Findlay, Ohio, together with its subsidiaries, engages in refining, transporting, and marketing of petroleum products in the United States and internationally.

Michael Kors Holdings Ltd., headquartered in Hong Kong, China, engages in the design, marketing, distribution, and retail of branded women's apparel and accessories, and men's apparel.

Monsanto Company, headquartered in St. Louis, Missouri, and its subsidiaries provide agricultural products and integrated solutions for farmers. The company produces seed brands and develops biotechnology traits that assist farmers in controlling insects and weeds.

PetSmart, Inc., headquartered in Phoenix, Arizona, operates superstores and an e-commerce site specializing in pet food, supplies and services.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

Seagate Technology, headquartered in Dublin, Ireland, is engaged in the design, manufacture and marketing of rigid disc drives, used as the primary medium for storing electronic information in systems ranging from desktop computers and consumer electronics to data centers.

The Sherwin-Williams Company, headquartered in Cleveland, Ohio, is engaged in the manufacture, distribution and sale of coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America.

Silver Wheaton Corporation, headquartered in Vancouver, British
Columbia, Canada, is a silver mining company. The company has silver purchase agreements in North America, South America and Europe. The products are sold worldwide.

Symantec Corporation, headquartered in Cupertino, California, develops utility software for business and personal computing. The company's products are organized into three business units: remote productivity solutions; security and assistance; and Internet tools, royalties and other.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.

TransDigm Group, Inc., headquartered in Cleveland, Ohio, engages in the design, production, and supply of engineered aircraft components for use in commercial and military aircraft worldwide.

Vertex Pharmaceuticals Incorporated, headquartered in Cambridge,
Massachusetts, discovers, develops and markets small molecule drugs that address the treatment of viral diseases, cancer, autoimmune and inflammatory diseases, and neurological disorders.

Western Digital Corporation, headquartered in Lake Forest, California, designs, develops, manufactures and markets a range of hard drives for the desktop PC market, the high-end hard drive market and for the emerging market for hard drives specifically designed for audio-visual applications.

                    Target Small-Cap Strategy Stocks

8x8, Inc., headquartered in Sunnyvale, California, develops and markets telecommunications services for Internet protocol (IP), telephony, and video applications.

Analogic Corporation, headquartered in Peabody, Massachusetts, engages in the design, manufacturing, and sales of signal and image-processing-based medical and industrial systems and subsystems.

Approach Resources, Inc., headquartered in Fort Worth, Texas, an independent energy company, engages in the acquisition, exploration, development, and production of oil and gas properties in the United States.

Asbury Automotive Group Inc., headquartered in New York, New York, operates as an automotive retailer in the United States.

AZZ Incorporated, headquartered in Fort Worth, Texas, manufactures electrical equipment and components for power generation, transmission, and distribution, as well as for industrial markets in the United States.

Bank of the Ozarks, Inc., headquartered in Little Rock, Arkansas, is a bank holding company that conducts operations through offices in communities throughout Arkansas.

Beacon Roofing Supply, Inc., headquartered in Peabody, Massachusetts, distributes residential and nonresidential roofing materials in the United States and Canada. The company also offers other complementary building materials, including siding, windows, specialty lumber products, and waterproofing systems for residential and nonresidential building exteriors.

Bio-Reference Labs, Inc., headquartered in Elmwood Park, New Jersey, together with its subsidiaries, provides clinical laboratory testing services primarily in the greater New York metropolitan area.

Cogent Communications Group Inc., headquartered in Washington, DC, together with subsidiaries, provides high-speed Internet access and Internet Protocol, or communications services to small and medium-sized businesses, communications service providers, and other bandwidth-intensive organizations.

CSG Systems International, Inc., headquartered in Englewood, Colorado, provides customer care and billing solutions worldwide for the communications markets, including cable television, direct broadcast satellite, telephone, online services and others.

DealerTrack Holdings, Inc., headquartered in Lake Success, New York, through its subsidiaries, provides software solutions to the automotive retail industry in the United States and Canada.

Ebix Inc., headquartered in Atlanta, Georgia, together with its subsidiaries, provides software and e-commerce solutions to the insurance industry primarily in North America, Australia, New Zealand, India and Singapore.

Employers Holdings, Inc., headquartered in Reno, Nevada, and its subsidiaries operate in the commercial property and casualty insurance industry.

EPL Oil & Gas, Inc., headquartered in New Orleans, Louisiana, operates as an independent oil and natural gas exploration and production company in the United States. The company has interests in producing oil and natural gas assets in the U.S. Gulf of Mexico shelf focusing on state and federal waters of offshore Louisiana.

Ethan Allen Interiors Inc., headquartered in Danbury, Connecticut, is a manufacturer and retailer of home furnishings and accessories.

Franklin Electric Co., Inc., headquartered in Bluffton, Indiana, is primarily engaged in the design, manufacture and distribution of motors, electronic controls and related parts and equipment.

G-III Apparel Group, Ltd., headquartered in New York, New York, engages in the design, manufacture, import and marketing of outerwear and sportswear for men and women in the United States.

Group 1 Automotive, Inc., headquartered in Houston, Texas, is an operator and consolidator in the automotive retailing industry. The company owns dealerships located in Texas, Colorado, Florida, Georgia, Louisiana, New Mexico and Oklahoma.

Hanger Inc., headquartered in Bethesda, Maryland, owns and operates orthotic and prosthetic patient care centers in the United States.

Horace Mann Educators Corporation, headquartered in Springfield,
Illinois, an insurance holding company, markets and underwrites personal lines of property and casualty and life insurance and retirement annuities.

ICU Medical, Inc., headquartered in San Clemente, California, develops, manufactures and sells proprietary, disposable medical connection systems for use in intravenous therapy applications.

iGate Corporation, headquartered in Fremont, California, provides outsourcing solutions that offer a business outcome based pricing model through an integrated Technology and Operations (iTOPS) structure with global service delivery.

Kraton Performance Polymers, Inc., headquartered in Houston, Texas, is engaged in the production of engineered polymers and styrenic block copolymers used in various products, including adhesives, coatings, sealants and lubricants, packaging, roofing and footwear products.

LivePerson Inc., headquartered in New York, New York, provides online engagement solutions that facilitate real-time assistance and advice.

Manhattan Associates, Inc., headquartered in Atlanta, Georgia, develops, sells, deploys, services, and maintains supply chain software solutions for the planning and execution of supply chain activities. It offers Manhattan SCOPE and Manhattan SCALE, which are platform-based supply chain software solutions.

MedAssets, Inc., headquartered in Alpharetta, Georgia, provides technology enabled products and services for hospitals, health systems and ancillary healthcare providers in the United States.

The Medicines Co., headquartered in Parsippany, New Jersey, operates as a global pharmaceutical company with a focus on advancing the treatment of critical care patients.

Netspend Holdings, Inc., headquartered in Austin, Texas, together with its subsidiaries, provides general purpose reloadable (GPR) prepaid debit and payroll cards, and alternative financial service solutions to underbanked and other consumers in the United States.

PacWest Bancorp, headquartered in Rancho Santa Fe, California, operates as the holding company for First National Bank and Pacific Western National Bank, which provide commercial, industrial and private banking services in the California.

Papa John's International, Inc., headquartered in Louisville, Kentucky, engages in the operation and franchise of pizza delivery and carryout restaurants under the trademark "Papa John's" in the United States and internationally.

Sonic Automotive, Inc., headquartered in Charlotte, North Carolina, is an automotive retailer operating dealership franchises and collision repair centers in the metropolitan southeastern, midwestern and southwestern United States.

Steelcase Inc., headquartered in Grand Rapids, Michigan, is the world's largest manufacturer and provider of office furniture, office furniture systems and related products and services.

Sturm, Ruger & Company, Inc., headquartered in Southport, Connecticut, engages in the design, manufacture and sale of firearms in the United States.

TriMas Corporation, headquartered in Bloomfield Hills, Michigan, designs, manufacturers and distributes various products for commercial, industrial, and consumer markets worldwide.

Tyler Technologies, Inc., headquartered in Dallas, Texas, provides information management solutions and services for local governments. The company's products are grouped into four areas: financials; courts and justice; property appraisal and tax; and document management. The company operates primarily in the United States, Canada, Puerto Rico and the United Kingdom.

Ultratech, Inc., headquartered in San Jose, California, develops, manufactures, and markets photolithography equipment designed to reduce the cost of manufacturing integrated circuits and thin-film heads for disk drives.

Universal Forest Products, Inc., headquartered in Grand Rapids,
Michigan, engineers, manufactures, treats and distributes lumber products for the do-it-yourself (DIY), manufactured housing, industrial, wholesale and site-built construction markets.

USANA Health Sciences, Inc., headquartered in Salt Lake City, Utah, develops and manufactures nutritional, personal care and weight management products.

VAALCO Energy, Inc., headquartered in Houston, Texas, owns crude oil and natural gas producing properties and conducts exploration activities as operator of a consortium in Gabon, West Africa, and holds minor interests in the Texas Gulf Coast area.

Zillow, Inc., headquartered in Seattle, Washington, engages in the operation of a real estate information marketplace in the United States. It operates Zillow.com; Zillow Mobile, the company's suite of mobile real estate applications; and Zillow Mortgage marketplace, where borrowers connect with lenders to find loans and get mortgage rates.

                 Value Line(R) Target 25 Strategy Stocks

Agrium Inc., headquartered in Calgary, Alberta, Canada, engages in the production, marketing and distribution of agricultural products and services, as well as nutrients for agricultural and industrial markets in North America and Argentina.

American Eagle Outfitters, Inc., headquartered in Pittsburgh,
Pennsylvania, is a specialty retailer of men's and women's casual lifestyle apparel, outerwear, footwear, and accessories.

American Vanguard Corporation, headquartered in Newport Beach,
California, through its subsidiaries, engages in the manufacture, development, and marketing of specialty chemical products for agricultural and commercial uses in the United States and internationally.

AnnTaylor Stores Corporation, headquartered in New York, New York, sells women's apparel, shoes, and accessories through retail stores located in regional malls, upscale specialty centers, and downtown locations throughout the United States.

Brinker International, Inc., headquartered in Dallas, Texas, develops, franchises and operates various restaurant concepts. The company's chains include "Chili's," "Macaroni Grill," "Cozymel's," "Maggiano's," and "Corner Bakery."

CF Industries Holdings, Inc., headquartered in Long Grove, Illinois, engages in the manufacture and distribution of nitrogen and phosphate fertilizer products in North America. The company has developed a process to extract uranium from its production of phosphate fertilizer products for use in nuclear reactors.

Cirrus Logic, Inc., headquartered in Austin, Texas, manufactures integrated circuits for the personal computer, consumer and industrial markets. The company offers products and technologies for multimedia, wireless and wireline communications, magnetic hard disk and CD-ROM storage, and data acquisition applications.

Comcast Corporation (Class A), headquartered in Philadelphia,
Pennsylvania, together with its subsidiaries, provides consumer entertainment, information, and communication products and services to the residential and commercial customers in the United States.

Cracker Barrel Old Country Store Inc., headquartered in Lebanon,
Tennessee, is a holding company that, through subsidiaries, is engaged in the operation and development of the "Cracker Barrel Old Country Store," "Logan's Roadhouse," "Carmine Giardini's Gourmet Market" and "La Trattoria Ristorante" restaurant and retail concepts.

Dillard's, Inc. (Class A), headquartered in Little Rock, Arkansas, operates traditional department stores located primarily in the midwestern, southeastern and southwestern United States. The stores offer fashion apparel and home furnishings.

Foot Locker, Inc., headquartered in New York, New York, is a global retailer of athletic footwear and apparel, operating primarily mall-based stores in North America, Europe and Australia.

The Gap, Inc., headquartered in San Francisco, California, operates specialty retail stores in the United States, Canada, France, Germany, Japan and the United Kingdom. The company's stores sell casual apparel, shoes and other accessories for men, women and children under a variety of brand names, including "Gap," "GapKids," "babyGap," "Banana Republic" and "Old Navy."

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products.

Jarden Corp., headquartered in Rye, New York, produces plastics for commercial and consumer markets, metals for home canning products, zinc strips and fabricated products, including coin blanks for the U.S. and foreign mints.

Lumber Liquidators Holdings Inc., headquartered in Toano, Virginia, provides retail hardwood flooring throughout the United States. The company's product line includes domestic and exotic wood species in both prefinished and unfinished forms.

NewMarket Corporation, headquartered in Richmond, Virginia, through its subsidiaries, engages in the development, manufacture, blending, and delivery of chemical additives for petroleum products.

Papa John's International, Inc., headquartered in Louisville, Kentucky, engages in the operation and franchise of pizza delivery and carryout restaurants under the trademark "Papa John's" in the United States and internationally.

PetSmart, Inc., headquartered in Phoenix, Arizona, operates superstores and an e-commerce site specializing in pet food, supplies and services.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

Scripps Networks Interactive, Inc., headquartered in Cincinnati, Ohio, operates as a lifestyle content and interactive services company in the United States and internationally.

The Sherwin-Williams Company, headquartered in Cleveland, Ohio, is engaged in the manufacture, distribution and sale of coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America.

Time Warner Cable, Inc., headquartered in Stamford, Connecticut, owns and manages cable television operations, as well as develops and provides video, data, and voice services to residential and commercial customers in the United States.

VeriSign, Inc., headquartered in Mountain View, California, provides digital certificate solutions and infrastructure needed by companies, government agencies, trading partners and individuals to conduct trusted and secure communications and commerce over the Internet and over intranets and extranets using the Internet Protocol.

Vitamin Shoppe, Inc., headquartered in North Bergen, New Jersey, engages in the retail and direct marketing of vitamins, minerals, nutritional supplements, herbs, sports nutrition formulas, homeopathic remedies, natural pet food, low carb foods, diet and weight management supplements, and other health and beauty aids primarily in the United States.

Westlake Chemical Corporation, headquartered in Houston, Texas, manufactures and markets basic chemicals, vinyls, polymers, and fabricated polyvinyl chloride (PVC) building products.

We have obtained the foregoing company descriptions from third-party sources we deem reliable.